THE WORLD FUNDS, INC.
1500 FOREST AVENUE, SUITE 223 * P.O. BOX 8687 * RICHMOND, VA. 23229
                      (804) 285-8211  (800) 527-9525  FAX (804) 285-8251



December 1, 1997



VIA EDGAR
Filing Desk
U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      The World Funds, Inc.
                  File Number 333-29289
                  Filed Pursuant to Rule 485(b)

Gentlemen:

         Transmitted herewith for electronic filing on behalf of The World Funds, Inc. (the "Funds"), please find enclosed, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, a copy of Part C - Other Information for the Funds.

         Should you have any questions, regarding the filing of such documents, please call the undersigned.

Sincerely,



/s/ John Pasco, III
John Pasco, III

                                       SECURITIES AND EXCHANGE COMMISSION
                                             Washington, D.C. 20549

                                                                 FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                          /X/
         Pre-Effective Amendment No.

                                          /_/
         Post-Effective Amendment No. 2

                                          /X/

                                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/
         Amendment No.  2


                                        (Check appropriate box or boxes)
                                                THE WORLD FUNDS, INC.
                             (Exact Name of Registrant as Specified in Charter)

                              1500 Forest Avenue, Suite 223, Richmond, VA 23229

                         (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code (804) 285-8211


              John Pasco, III, 1500 Forest Ave., Suite 223, Richmond, VA 23229
                                (Name and Address of Agent for Service)

                                  Please send copies of communications to
                                           Steven M. Felsenstein, Esq.
                                        Stradley, Ronon, Stevens & Young, LLP
                                            2600 One Commerce Square
                                           Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: Upon effectiveness of this registration statement.


It is proposed that this filing will become effective:

[X]      immediately upon filing pursuant to paragraph (b).
[ ]      on                 pursuant to paragraph (b).
[ ]      60 days after filing pursuant to paragraph (a)(1).
[ ]      on                 pursuant to paragraph (a)(1).
[ ]      75 days after filing pursuant to paragraph (a)(2).
[ ]      on                 pursuant to paragraph (a)(2).

                                       CONTENTS OF POST-EFFECTIVE AMENDMENT




         The Prospectus for the Sand Hill Portfolio Manager Fund series, the CSI Equity Fund series and the CSI Fixed Income Fund series of The World Funds, Inc. are not amended by this filing.




         The Statement of Additional Information for the Sand Hill Portfolio Manager Fund series, the CSI Equity Fund series and the
CSI Fixed Income Fund series of The World Funds, Inc. are not amended by this filing.



PART C

         Included herein.

                                               CROSS-REFERENCE SHEET





Part C

Item No.  Other Information.

24.      Financial Statements and Exhibits.

25.      Persons Controlled By Or Under Common Control With
         Registrant.

26.      Number of Holders of Securities.

27.      Indemnification.

28.      Business and Other Connections of Investment Advisor.

29.      Principal Underwriters.

30.      Location of Accounts and Records.

31.      Management Services.

32.      Undertakings.

                                                      PART C
                                                 OTHER INFORMATION

ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS.

                  (a)      Financial Statements.

                           (1) Financial Highlights for Registrant's Sand Hill Portfolio Manager Fund is Incorporated by Reference to the Registrant's original Registration Statement as filed on EDGAR on June 16, 1997.

                           (2) For Registrant's Sand Hill Portfolio Manager Fund series - Incorporated by Reference to the Registrant's original Registration Statement as filed on EDGAR on June 16, 1997.

                                    *    Report of Independent Auditors dated
                                         January 17, 1997

                                    *    Schedule of Portfolio Investments as of
                                         December 31, 1996 (audited)

                                    *    Statement of Assets and Liabilities at
                                         December 31, 1996 (audited)

                                    *    Statement of Operations for the years
                                         ended December 31, 1995 and 1996
                                         (audited)

                                    *    Financial Highlights (audited)

                                    *    Notes to Financial Statements dated
                                         December 31, 1996 (audited)

                                    For Registrant's CSI Fixed Income Fund and
                                    CSI Equity Fund - not applicable.

                  (b)      Exhibits.

                           (1)  (a)     Articles of Incorporation of Registrant,
                                        Incorporated by Reference from the
                                        Registration Statement, filed with the
                                        SEC on June 16, 1997.

                                (b)     Articles Supplementary of the
                                        Registrant, creating the CSI Equity Fund series and the CSI Fixed Income Fund series, is Incorporated by Reference from PEA #1, filed with the SEC on August 1, 1997.

                           (2) By-Laws of Registrant, Incorporated by Reference from the Registration Statement, filed with the SEC on June 16, 1997.

                           (3)      Not Applicable.

                           (4)  (a)     Specimen of certificate of common stock
                                        for the Sand Hill Portfolio Manager Fund is Incorporated by Reference from the Registration Statement filed June 16,
                                        1997.

                                (b) Specimen of certificate of common stock for the CSI Equity Fund series is Incorporated by Reference from PEA #1, filed with the SEC on August 1, 1997.

                                (c) Specimen of certificate of common stock for the CSI Fixed Income Fund series is Incorporated by Reference from PEA #1, filed with the SEC on August 1, 1997.

                           (5)  (a)     Filed herewith as Exhibit A is the
                                        Investment Advisory Agreement (dated
                                        August 19, 1997) between Sand Hill
                                        Advisors, Inc. and the Registrant on
                                        behalf of the Sand Hill Portfolio
                                        Manager Fund.

                                (b)     Filed herewith as Exhibit B is the
                                        Investment Advisory Agreement (dated
                                        October 14, 1997) between CSI Capital
                                        Management, Inc. and the Registrant on
                                        behalf of the CSI Equity Fund.

                                (c)     Filed herewith as Exhibit C is the
                                        Investment Advisory Agreement (dated
                                        October 14, 1997) between CSI Capital
                                        Management, Inc. and the Registrant on
                                        behalf of the CSI Fixed Income Fund.

                           (6)      Filed herewith as exhibit D is the
                                    Distribution Agreement (dated August 19,
                                    1997) between First Dominion Capital Corp.
                                    and the Registrant.

                           (7)      Not Applicable.

                           (8)   (a)     Filed herewith as Exhibit E is the
                                         Custody Agreement (dated August 19,
                                         1997) between Star Bank, N.A. and the
                                         Registrant on behalf of the Sand Hill
                                         Portfolio Manager Fund.


                                 (b)     Filed herewith as Exhibit F is the
                                         Custodian Agreement (dated October 14,
                                         1997) between Star Bank, N.A. and the
                                         Registrant.

                           (9)   (a)     Filed herewith as Exhibit G is the
                                         Transfer Agency Agreement (dated August
                                         19, 1997) between Fund Services, Inc.
                                         and the Registrant.

                                 (b)    Filed herewith as Exhibit H is the
                                        Administrative Services Agreement (dated
                                        August 19, 1997) between Commonwealth
                                        Shareholder Services, Inc. and the
                                        Registrant on behalf of the Sand Hill
                                        Portfolio Manager Fund.

                                 (c)    Filed herewith as Exhibit I is the
                                        Administrative Services Agreement (dated
                                        October 14, 1997) between Commonwealth
                                        Shareholder Services, Inc. and the
                                        Registrant on behalf of the CSI Equity
                                        Fund.

                                 (d)     Filed herewith as Exhibit J is the
                                         Administrative Services Agreement
                                         (dated October 14, 1997) between
                                         Commonwealth Shareholder Services,
                                         Inc. and the Registrant on behalf
                                         of the CSI Fixed Income Fund.

                                 (e) Filed herewith as Exhibit K is the Fund Accounting Agreement (dated August 18,
                                         1997) between Star Bank, N.A. and the
                                         Registrant on behalf of the Sand Hill
                                         Portfolio Manager Fund.

                                 (f) Filed herewith as Exhibit L is the Fund Accounting Servicing Agreement (dated October 14, 1997) between Star Bank, N.A. and the Registrant.

                                 (g) Filed herewith as Exhibit M is the Fund Expense Agreement (dated August 19,
                                         1997) between Commonwealth Shareholder
                                         Services, Inc. and the Registrant.

                                 (h)     Filed herewitha as Exhibit N is the
                                         IRA Services Agreement between Star
                                         Bank N.A. and the Registrant on behalf
                                         of the Sand Hill Portfolio Manager
                                         Fund.

                      (10) Opinion of Counsel (to be filed with Registrant's Rule 24f-2 Notice).

                      (11)          Not Applicable.

                      (12)          Not applicable.

                      (13)          Not applicable.

                      (14) Filed herewith as Exhibit N is the IRA Service Agreement (dated August 19, 1997) between Star Bank, N.A.and the Registrant on behalf of the Sand Hill Portfolio Manager Fund.

                      (15)          Not Applicable.

                      (16)          Not Applicable.

                      (17)          Not Applicable.

                      (18)          Not applicable.

                      (19) Powers-of-Attorney for Samuel Boyd, Jr., William E. Poist, and Paul M. Dickinson and Secretary's Certificate, Incorporated by Reference from the Registration Statement filed with the SEC on June 16, 1997.


ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                  REGISTRANT.

                  None.

ITEM 26.          NUMBER OF HOLDERS OF SECURITIES:  As of October 31,
                  1997:

                                                             Number of
                                    Title of Class        Record Holders

                  Sand Hill Portfolio Manager Fund            135
                  CSI Fixed Income Fund                         1
                  CSI Equity Fund                               3

ITEM 27.          INDEMNIFICATION.

                  The Registrant is incorporated under the General Corporation Law (the "GCL") of the State of Maryland. The Registrant's Articles of Incorporation provide for indemnification of directors, officers and other agents of the corporation to the fullest extent permitted under the GCL. The Articles limit such indemnification so as to comply with the prohibition against indemnifying such persons under Section 17 of the 1940 Act for certain conduct set forth in that section ("Disabling Conduct"). Contracts between the Fund and various service providers include provisions for indemnification, but also forbid the Registrant to indemnify affiliates for Disabling Conduct.

ITEM 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

                  Sand Hill Advisors, Inc, the investment advisor to the Sand Hill Portfolio Manager Fund series, provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and as of December 31, 1996, had approximately $235 million in assets under management.

                  For information as to any other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of Sand Hill Advisors, Inc. is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Advisor's Form ADV (File #801-17601), currently on file with the Commission as required by the Investment Advisors Act of 1940, as amended.

                  CSI Capital Management, Inc., the investment advisor to the CSI Equity Fund series and the CSI Fixed Income Fund series, provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and as of October 14, 1997, had approximately $124 million in assets under management, and a principal of the Advisor acts as trustee supervising an additional $30 million in assets.

                  For information as to any other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of CSI Capital Management, Inc. is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Advisor's Form ADV (File # 801-14549), currently on file with the Commission as required by the Investment Advisors Act of 1940, as amended.


ITEM 29.          PRINCIPAL UNDERWRITER.

         (a)      Vontobel Funds, Inc.

         (b)

                                Positions and                 Positions and
         Name and Principal     Offices With                   Offices with
         Business Address       Underwriter                    Registrant

         John Pasco, III        President, Chief               Chairman,
         1500 Forest Avenue     Financial Officer,             President, &
         Suite 223              Treasurer, Director            Treasurer
         Richmond, VA  23229

         Mary T. Pasco          Director                       Assistant
         1500 Forest Avenue                                    Secretary
         SUITE 223
         Richmond, VA  23229

         Lori J. Martin         Vice President                  None
         1500 Forest Ave.       & Assistant Sec.
         Suite 223
         Richmond, VA  23229

         F. Byron Parker, Jr.  Secretary                        Secretary
         Mustian & Parker
         Two Paragon Place
         Suite 100
         6802 Paragon Place
         Richmond, VA  23230


         (c)       Not applicable.

ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS.

                  The accounts, books or other documents of the Registrant required to be maintained by 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

                  (a) Shareholder account records (including share ledgers, duplicate confirmations, duplicate account statements, and applications forms) of each series of the Registrant are maintained by its transfer agent, Fund Services, Inc., at 1500 Forest Avenue, Suite 111, Richmond, VA 23229.

                  (b) With respect to the Sand Hill Portfolio Manager Fund series: Investment records including research information, records relating to the placement of brokerage transactions, memorandums regarding investment recommendations for supporting and/or authorizing the purchase or sale of assets, information relating to the placement of securities transactions, and certain records concerning investment recommendations are maintained at the series' investment advisor, Sand Hill Advisors, Inc., at 3000 Sand Hill Road, Building 3, Suite 150, Menlo Park, CA 94025.

                  (c) With respect to the CSI Equity Fund series and the CSI Fixed Income Fund series: Investment records including research information, records relating to the placement of brokerage transactions, memorandums regarding investment recommendations for supporting and/or authorizing the purchase or sale of assets, information relating to the placement of securities transactions, and certain records concerning investment recommendations are maintained at the series' investment advisor, CSI Capital Management, 1 Montgomery Street, Suite 2525, San Francisco, CA 94104.

                  (d) Accounts and records for portfolio securities and other investment assets of each series, including cash, are maintained in the custody of the Registrant's custodian bank, Star Bank N.A., 425 Walnut Street, P.O. Box 1118, Cincinnati, Ohio 45201-1118.

                  (d) Accounting records, including general ledgers, supporting ledgers, pricing computations, etc. of each series are maintained by the Registrant's accounting services agent, Star Bank N.A., 425 Walnut Street, P.O. Box 1118, Cincinnati, Ohio 45201-1118

                  (e) Administrative records, including copies of the charter, by-laws, minute books, agreements, compliance records and reports, certain shareholder communications, etc., are kept at the Registrant's principal office, at 1500 Forest Avenue, Suite 223, Richmond, VA 23229, by the Registrant's Administrator, Commonwealth
                           Shareholder Services, Inc., whose address is the same as Registrant's.

                  (f) Records relating to distribution of shares of the Registrant are maintained by the Registrant's distributor, First Dominion Capital Corp. at 1500 Forest Avenue, Suite 223, Richmond, VA 23229.

ITEM 31. MANAGEMENT SERVICES. There are no management-related service contracts not discussed in Parts A or B of this Form.

ITEM 32.          UNDERTAKINGS.

                  (b) Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the Registrant's 1933 Act Registration Statement.

                                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that he meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the by the undersigned, thereto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on the 1st day of December, 1997.


                                            THE WORLD FUNDS, INC.
                                            Registrant


                                            By       /s/ John Pasco, III
                                                     John Pasco, III, Chairman

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated below.


(Signature)                                 (Title)

       (Date)


/s/ John Pasco, III                         Director, Chairman
John Pasco, III                             & Treasurer


/s/ Samuel Boyd, Jr.*                       Director
Samuel Boyd, Jr.


/s/ Paul M. Dickinson*                      Director
Paul M. Dickinson


/s/ William E. Poist*                       Director
William E. Poist



/s/ John Pasco, III
John Pasco, III
Attorney-in-Fact*


*   Pursuant to Powers of Attorney on File

                                                   EXHIBIT INDEX



Exhibit A                  Investment Advisory Agreement between Sand Hill
                           Advisors and the Registrant on behalf of the Sand
                           Hill Portfolio Manager Fund series.

Exhibit B                  Investment Advisory Agreement between CSI Capital
                           Management, Inc. and the Registrant on behalf of CSI Equity Fund.

Exhibit C                  Investment Advisory Agreement between CSI Capital
                           Management, Inc. and the Registrant on behalf of CSI Fixed Income Fund.

Exhibit D                  Distribution Agreement between First Dominion
                           Capital Corp. and the Registrant.

Exhibit E                  Custody Agreement between Star Bank N.A. and the
                           Registrant on behalf of the Sand Hill Portfolio
                           Manager Fund.

Exhibit F                  Custody Agreement between Star Bank, N.A. and the
                           Registrant.

Exhibit G                  Transfer Agency Agreement between Fund Services,
                           Inc. and the Registrant.

Exhibit H                  Administrative Services Agreement between
                           Commonwealth Shareholder Services, Inc. and the
                           Registrant on behalf of the Sand Hill Portfolio
                           Manager Fund.

Exhibit I Administrative Services Agreement between Commonwealth Shareholder Services, Inc. and the Registrant on behalf of the CSI Equity Fund. Equity Fund and the CSI Fixed Income Fund

Exhibit J                  Administrative Services Agreement between
                           Commonwealth Shareholder Services, Inc. and the
                           Registrant on behalf of the CSI Fixed Income Fund.

Exhibit K                  Fund Accounting Agreement between Star Bank, N.A.
                           and the Registrant on behalf of the Sand Hill
                           Portfolio Manger Fund.

Exhibit L                  Fund Accounting Agreement between star Bank, N.A.
                           and the Registrant.

Exhibit M                  Fund Expense Agreement between Commonwealth
                           Shareholder Services, Inc. and Registrant.

Exhibit N                  IRA Service Agreement between Star Bank, N.A. and
                           the Registrant on behalf of the Sand Hill
                           Portfolio Manager Fund.

                                           INVESTMENT ADVISORY AGREEMENT




         Investment Advisory Agreement (the "Agreement") dated this 19th day of August, 1997 by and between THE WORLD FUNDS, INC., a Maryland corporation (herein called the "Fund"), and SAND HILL ADVISERS, INC., a California corporation (the "Advisor") and a registered investment adviser under the Investment Advisers Act of 1940, as amended.

         WHEREAS, the Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), consisting of several series of shares, each having its own investment policies; and

         WHEREAS, the Fund desires to retain the Advisor to furnish investment advisory and management services to certain portfolios of the Fund, subject to the control of the Fund's Board of Directors, and the Advisor is willing to so furnish such services;

         NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, and intending to be bound, it is agreed between the parties hereto as follows:

         1. Appointment. The Fund hereby appoints the Advisor to act as the advisor to the SAND HILL PORTFOLIO MANAGER FUND series of the Fund (the "Portfolio") for the period and on the terms set forth in this Agreement. The Advisor accepts such appointment and agrees to furnish the services herein set forth, for the compensation herein provided.

         2. Duties of the Advisor. The Fund employs the Advisor to manage the investments and reinvestment of the assets of the Portfolio, and to continuously review, supervise, and administer the investment program of the Portfolio, to determine in its discretion the securities to be purchased or sold, to provide the Fund and Commonwealth Shareholder Services, Inc. (the
"Administrator") with records concerning the Advisor's activities which the Fund is required to maintain, and to render regular reports to the Fund's Officers and Board of Directors and to the Administrator concerning the Advisor's discharge of the foregoing responsibilities.

                  The Advisor shall discharge the foregoing responsibilities subject to the control of the Fund's Board of Directors and in compliance with such policies as the Board may from time to time establish, and in compliance with the objectives, policies, and limitations for the Portfolio as set forth in its Prospectus and Statement of Additional Information, as amended from time to time, and applicable laws and regulations. The Fund will instruct each of its agents and contractors to co-operate in the conduct of the business of the Portfolio.

                  The Advisor accepts such employment and agrees, at its own expense, to render the services and to provide the office space, furnishings, and equipment and the personnel required by it to perform the services on the terms and for the compensation provided herein.

         3. Portfolio Transactions. The Advisor is authorized to select the brokers and dealers that will execute the purchases and sales of portfolio securities for the Portfolio and is directed to use its best efforts to obtain the best price and execution for the Portfolio's transactions in accordance with the policies of the Fund as set forth from time to time in the Portfolio's Prospectus and Statement of Additional Information.
The Advisor will promptly communicate to the Fund and to the Administrator such information relating to portfolio transactions as they may reasonably request.

                  It is understood that the Advisor will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Fund or be in breach of any obligation owing to the Fund under this Agreement, or otherwise, by reason of its having directed a securities transaction on behalf of the Fund to an unaffiliated broker-dealer in compliance with the provisions of
Section 28(e) of the Securities Exchange Act of 1934 or as described from time to time by the Portfolio's Prospectus and Statement of Additional Information. Subject to the foregoing, the Advisor may direct any transaction of the Portfolio to a broker which is affiliated with the Advisor in accordance with, and subject to, the policies and procedures approved by the Board of Directors of the Fund pursuant to Rule 17e-1 under the 1940
Act. Such brokerage services are not deemed to be provided under this Agreement.

         4. Compensation of the Advisor. For the services to be rendered by the Advisor under this Agreement, the Portfolio shall pay to the Advisor, and the Advisor will accept as full compensation a fee, accrued daily and payable within five (5) business days after the last business day of each month, at an annual rate of one percent on the first $100 million of the average daily net assets of the Portfolio and 3/4 of one percent on the Portfolio's average daily net assets over $100 million.

                  All rights of compensation under this Agreement for services performed as of the termination date shall survive the termination of this Agreement.

         5. Expenses. During the term of this Agreement, the Advisor will pay all expenses incurred by it in connection with the management of the Fund. Notwithstanding the foregoing, the

Portfolio shall pay the expenses and costs of the Portfolio for the following:

                  ( 1)     Taxes;

                  ( 2) Brokerage fees and commissions with regard to portfolio transactions;

                  ( 3) Interest charges, fees and expenses of the custodian of the securities;

                  ( 4) Fees and expenses of the Fund's transfer agent and the Administrator;

                  ( 5) Its proportionate share of auditing and legal expenses;

                  ( 6) Its proportionate share of the cost of maintenance of corporate existence;

                  ( 7) Its proportionate share of compensation of directors of the Fund who are not interested persons of the Advisor as that term is defined by law;

                  ( 8) Its proportionate share of the costs of corporate meetings;

                  ( 9) Federal and State registration fees and expenses incident to the sale of shares of the Portfolio;

                  (10) Costs of printing and mailing Prospectuses for the Portfolio's shares, reports and notices to existing shareholders;

                  (11) The Advisory fee payable to the Advisor, as provided in paragraph 4 herein;

                  (12) Costs of recordkeeping (other than investment records required to be maintained by the Advisor), and daily pricing;

                  (13) Distribution expenses in accordance with any Distribution Plan as and if approved by the shareholders of the Portfolio; and

                  (14) Expenses and taxes incident to the failure of the Portfolio to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended, unless such expenses and/or taxes arise from the negligence of another party.

                  If the expenses projected to be borne by the Portfolio (exclusive of interest, brokerage commissions, taxes and extraordinary items, but inclusive of Advisory fees) in any fiscal year are expected to exceed any applicable state expense limitation provision to which the Fund is subject, the Advisory fee payable by the Portfolio to the Advisor shall be reduced on each day such fee is accrued to the extent of that day's portion of such excess expenses. The amount of such reduction shall not exceed the actual amount of the Advisory fee otherwise payable in such year. Accruals of expenses and adjustments to advisory fees otherwise payable under this Agreement, and the amounts payable monthly in accordance with this Agreement, shall be adjusted as required from month to month.

                  It is understood that the Fund will register its shares in states which impose expense limitations on mutual funds only with the prior written consent of the Advisor and, if consent is granted, the Advisor agrees to reimburse the Fund for any excess expenses incurred over such states' limitation up to a maximum of its Advisory fee.

         6. Reports. The Fund and the Advisor agree to furnish to each other, if applicable, current information required for the preparation by such parties of prospectuses, statements of additional information, proxy statements, reports to shareholders, certified copies of their financial statements, and to furnish to each other such other information and documents with regard to their affairs as each may reasonably request.

         7. Status of the Advisor. The services of the Advisor to the Fund are not to be deemed exclusive, and the Advisor shall be free to render similar services to others so long as its services to the Fund are not impaired thereby.

                  Pursuant to comparable agreements, the Fund may also retain the services of the Advisor to serve as the investment advisor of other series of the Fund.

         8. Books and Records. In compliance with the requirements of the 1940 Act, the Advisor hereby agrees that all records which it maintains for the Fund are the property of the Fund, and further agrees to surrender promptly to the Fund any of such records upon the Fund's request. The Advisor further agrees to preserve for the periods prescribed by the 1940 Act, and the rules or orders thereunder, the records required to be maintained by the 1940
Act.

         9. Limitation of Liability of Advisor. The duties of the Advisor shall be confined to those expressly set forth herein, and no implied duties are assumed by or may be asserted against the Advisor hereunder. The Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence on the part of the Advisor in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. (As used in this Paragraph 9, the term "Advisor" shall include directors, officers, employees and other corporate agents of the Advisor as well as that corporation itself).

         10. Permissible Interests. Directors, agents, and shareholders of the Fund are or may be interested in the Advisor (or any successor thereof) as directors, officers, or shareholders, or otherwise; directors, officers, agents, and shareholders of the Advisor are or may be interested in the Fund as directors, officers, shareholders or otherwise; and the Advisor (or any successor) is or may be interested in the Fund as a shareholder or otherwise. In addition, brokerage transactions for the Fund may be effected through affiliates of the Advisor if approved by the Fund's Board of Directors, subject to the rules and regulations of the Securities and Exchange Commission, and the policies and procedures adopted by the Fund.

         11. License of Advisor's Name. The Advisor hereby authorizes the Fund to use the name "Sand Hill" for the Portfolio. The Fund agrees that if this Agreement is terminated it will promptly redesignate the name of the Portfolio to eliminate any reference to the name "Sand Hill" or any derivation thereof unless the Advisor waives this requirement in writing.

         12. Duration and Termination. This Agreement shall become effective on the date first above written subject to its approval by the shareholders of the Portfolio and unless sooner terminated as provided herein, shall continue in effect for two (2) years from that date. Thereafter, this Agreement shall be renewable for successive periods of one year each, provided such continuance is specifically approved annually (a) by the vote of a majority of those members of the Fund's Board of Directors who are not parties to this Agreement or interested persons of any such party (as that term is defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) by vote of either the Board of Directors or of a majority of the outstanding voting securities (as that term is defined in the 1940 Act) of the Portfolio. Notwithstanding the foregoing, this Agreement may be terminated by the Portfolio or by the Fund at any time on sixty (60) days written notice, without the payment of any penalty, provided that termination must be authorized either by vote of the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio or by the Advisor on sixty (60) days written notice. This Agreement will automatically terminate in the event of its assignment (as that term is defined in the 1940 Act).

         13. Amendment of this Agreement. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No material amendment of this Agreement shall be effective until approved by vote of the holders of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act).

         14. Notice. Any notice required or permitted to be given by either party to the other shall be deemed sufficient if sent by registered or certified mail, postage prepaid, addressed by the party giving notice to the other party at the address stated
below:
                  (a)      To the Fund at:            1500 Forest Avenue
                                                      Suite 223
                                                      Richmond, VA 23229

                  (b)      To the Advisor at:         3000 Sand Hill Road
                                                      Building Three, Suite 150
                                                      Menlo Park, CA 94025-7111


         15. Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby. This Agreement shall be binding and shall inure to the benefit of the parties hereto and their respective successors.

         16. Applicable Law. This Agreement shall be construed in accordance with, and governed by, the laws of the State of Maryland, and the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Maryland, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

         17. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.



         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                                                       SAND HILL ADVISERS, INC.


                                                     BY:
                                                              Gary K. Conway
                                                              President






                                                          THE WORLD FUNDS, INC.


                                                     BY:
                                                              John Pasco, III
                                                              Chairman

                                           INVESTMENT ADVISORY AGREEMENT




         Investment Advisory Agreement (the "Agreement") dated October 14, 1997 by and between THE WORLD FUNDS, INC., a Maryland corporation (herein called the "Fund"), and CSI CAPITAL MANAGEMENT, INC., a California corporation (the "Advisor") and a registered investment adviser under the Investment Advisers Act of 1940, as amended.

         WHEREAS, the Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), consisting of several series of shares, each having its own investment policies; and

         WHEREAS, the Fund desires to retain the Advisor to furnish investment advisory and management services to certain portfolios of the Fund, subject to the control of the Fund's Board of Directors, and the Advisor is willing to so furnish such services;

         NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, and intending to be bound, it is agreed between the parties hereto as follows:

         1. Appointment. The Fund hereby appoints the Advisor to act as the advisor to the CSI EQUITY FUND series of the Fund (the
"Portfolio") for the period and on the terms set forth in this Agreement. The Advisor accepts such appointment and agrees to furnish the services herein set forth, for the compensation herein provided.

         2. Duties of the Advisor. The Fund employs the Advisor to manage the investments and reinvestment of the assets of the Portfolio, and to continuously review, supervise, and administer the investment program of the Portfolio, to determine in its discretion the securities to be purchased or sold, to provide the Fund and Commonwealth Shareholder Services, Inc. (the
"Administrator") with records concerning the Advisor's activities which the Fund is required to maintain, and to render regular reports to the Fund's Officers and Board of Directors and to the Administrator concerning the Advisor's discharge of the foregoing responsibilities.

                  The Advisor shall discharge the foregoing responsibilities subject to the control of the Fund's Board of Directors and in compliance with such policies as the Board may from time to time establish and communicate in writing to the Advisor, and in compliance with the objectives, policies, and limitations for the Portfolio as set forth in its Prospectus and Statement of Additional Information, as amended from time to time, and applicable laws and regulations. The Fund will instruct each of its agents and contractors to co-operate in the conduct of the business of the Portfolio. The Fund shall provide the Advisor with a copy of each amendment or supplement to the Fund's Form N-1A registration statement promptly after the same is filed with the U.S. Securities and Exchange Commission, and the Fund shall not modify in any material respect any investment objective, policy or restriction of the Fund without providing the Advisor with prior written notice of such proposed change. For purposes of this paragraph only, a writing or a written notice by or from the Fund to the Advisor shall include an oral communication from the Fund to the Advisor that is reduced to writing and provided to the Advisor promptly thereafter.

                  The Advisor accepts such employment and agrees, at its own expense, to render the services and to provide the office space, furnishings, and equipment and the personnel required by it to perform the services on the terms and for the compensation provided herein.

         3. Portfolio Transactions. The Advisor is authorized to select the brokers and dealers that will execute the purchases and sales of portfolio securities for the Portfolio and is directed to use its best efforts to obtain the best price and execution for the Portfolio's transactions in accordance with the policies of the Fund as set forth from time to time in the Portfolio's Prospectus and Statement of Additional Information.
The Advisor will promptly communicate to the Fund and to the Administrator such information relating to portfolio transactions as they may reasonably request.

                  It is understood that the Advisor will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Fund or be in breach of any obligation owing to the Fund under this Agreement, or otherwise, by reason of its having directed a securities transaction on behalf of the Fund to an unaffiliated broker-dealer in compliance with the provisions of
Section 28(e) of the Securities Exchange Act of 1934 or as described from time to time by the Portfolio's Prospectus and Statement of Additional Information. Subject to the foregoing, the Advisor may direct any transaction of the Portfolio to a broker which is affiliated with the Advisor in accordance with, and subject to, the policies and procedures approved by the Board of Directors of the Fund pursuant to Rule 17e-1 under the 1940
Act. Such brokerage services are not deemed to be provided under this Agreement.

         4. Compensation of the Advisor. For the services to be rendered by the Advisor under this Agreement, the Portfolio shall pay to the Advisor, and the Advisor will accept as full compensation a fee, accrued daily and payable within five (5) business days after the last business day of each month, at an annual rate of one percent of the average daily net assets of the Portfolio.

                  All rights of compensation under this Agreement for services performed as of the termination date shall survive the termination of this Agreement.

         5. Expenses. During the term of this Agreement, the Advisor will pay all expenses incurred by it in connection with the management of the Fund. Notwithstanding the foregoing, the Portfolio shall pay the expenses and costs of the Portfolio for the following:

                  ( 1)     Taxes;

                  ( 2) Brokerage fees and commissions with regard to portfolio transactions;

                  ( 3) Interest charges, fees and expenses of the custodian of the securities;

                  ( 4) Fees and expenses of the Fund's transfer agent and the Administrator;

                  ( 5) Its proportionate share of auditing and legal expenses;

                  ( 6) Its proportionate share of the cost of maintenance of corporate existence;

                  ( 7) Its proportionate share of compensation of directors of the Fund who are not interested persons of the Advisor as that term is defined by law;

                  ( 8) Its proportionate share of the costs of corporate meetings;

                  ( 9) Federal and State registration fees and expenses incident to the sale of shares of the Portfolio;

                  (10) Costs of printing and mailing Prospectuses for the Portfolio's shares, reports and notices to existing shareholders;

                  (11) The Advisory fee payable to the Advisor, as provided in paragraph 4 herein;

                  (12) Costs of recordkeeping (other than investment records required to be maintained by the Advisor), and daily pricing;

                  (13) Distribution expenses in accordance with any Distribution Plan as and if approved by the shareholders of the Portfolio; and

                  (14) Expenses and taxes incident to the failure of the Portfolio to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended, unless such expenses and/or taxes arise from the negligence of another party.

                  If the expenses projected to be borne by the Portfolio (exclusive of interest, brokerage commissions, taxes and extraordinary items, but inclusive of Advisory fees) in any fiscal year are expected to exceed any applicable state expense limitation provision to which the Fund is subject, the Advisory fee payable by the Portfolio to the Advisor shall be reduced on each day such fee is accrued to the extent of that day's portion of such excess expenses. The amount of such reduction shall not exceed the actual amount of the Advisory fee otherwise payable in such year. Accruals of expenses and adjustments to advisory fees otherwise payable under this Agreement, and the amounts payable monthly in accordance with this Agreement, shall be adjusted as required from month to month.

                  It is understood that the Fund will register its shares in states which impose expense limitations on mutual funds only with the prior written consent of the Advisor and, if consent is granted, the Advisor agrees to reimburse the Fund for any excess expenses incurred over such states' limitation up to a maximum of its Advisory fee.

         6. Reports. The Fund and the Advisor agree to furnish to each other, if applicable, current information required for the preparation by such parties of prospectuses, statements of additional information, proxy statements, reports to shareholders, certified copies of their financial statements, and to furnish to each other such other information and documents with regard to their affairs as each may reasonably request.

         7. Status of the Advisor. The services of the Advisor to the Fund are not to be deemed exclusive, and the Advisor shall be free to render similar services to others so long as its services to the Fund are not impaired thereby.

                  Pursuant to comparable agreements, the Fund may also retain the services of the Advisor to serve as the investment advisor of other series of the Fund.

         8. Books and Records. In compliance with the requirements of the 1940 Act, the Advisor hereby agrees that all records which it maintains for the Fund are the property of the Fund, and further agrees to surrender promptly to the Fund any of such records upon the Fund's request. The Advisor further agrees to preserve for the periods prescribed by the 1940 Act, and the rules or orders thereunder, the records required to be maintained by the 1940 Act.

         9. Limitation of Liability of Advisor. The duties of the Advisor shall be confined to those expressly set forth herein, and no implied duties are assumed by or may be asserted against the Advisor hereunder. The Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence on the part of the Advisor in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. (As used in this Paragraph 9, the term "Advisor" shall include directors, officers, employees and other corporate agents of the Advisor as well as that corporation itself). The
Fund shall indemnify, defend and hold the Advisor harmless from and against any loss, damage, liability, settlement, expense or claim, including, without limitation, attorneys' fees and expenses (collectively, "Claims"), arising out of any actual or alleged (a) untrue statement of a material fact contained in the

Fund's Form N-1A registration statement, or in any other communications, advertisements, sales literature, proxy materials, reports, or statements made or furnished by or on behalf of the Fund to any regulatory agency or to investors or potential investors in the Fund (collectively, the "Reports"), or (b) omission of a material fact required to be stated in any Report or necessary to make the statements therein not misleading; provided, however, that the foregoing indemnity shall not apply to any Claim to the extent it is the result of (i) any information furnished by the Advisor to the Fund for the purpose of inclusion in any such Report, or (ii) a breach by the Advisor of any provision of this Agreement. The Advisor shall indemnify, defend and hold the Fund harmless from and against any Claim arising out of the matters specified in clauses (i) or (ii) above.

         10. Permissible Interests. Directors, agents, and shareholders of the Fund are or may be interested in the Advisor (or any successor thereof) as directors, officers, or shareholders, or otherwise; directors, officers, agents, and shareholders of the Advisor are or may be interested in the Fund as directors, officers, shareholders or otherwise; and the Advisor (or any successor) is or may be interested in the Fund as a shareholder or otherwise. In addition, brokerage transactions for the Fund may be effected through affiliates of the Advisor if approved by the Fund's Board of Directors, subject to the rules and regulations of the Securities and Exchange Commission, and the policies and procedures adopted by the Fund.

         11. License of Advisor's Name. The Advisor hereby authorizes the Fund to use the name "CSI" for the Portfolio. The Fund agrees that if this Agreement is terminated it will promptly redesignate the name of the Portfolio to eliminate any reference to the name "CSI" or any derivation thereof unless the Advisor waives this requirement in writing.

         12. Duration and Termination. This Agreement shall become effective on the date first above written subject to its approval by the shareholders of the Portfolio and unless sooner terminated as provided herein, shall continue in effect for two (2) years from that date. Thereafter, this Agreement shall be renewable for successive periods of one year each, provided such continuance is specifically approved annually (a) by the vote of a majority of those members of the Fund's Board of Directors who are not parties to this Agreement or interested persons of any such party (as that term is defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) by vote of either the Board of Directors or of a majority of the outstanding voting securities (as that term is defined in the 1940 Act) of the Portfolio. Notwithstanding the foregoing, this Agreement may be terminated by the Portfolio or by the Fund at any time on sixty (60) days written notice, without the payment of any penalty, provided that termination must be authorized either by vote of the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio or by the Advisor on sixty (60) days written notice. This Agreement will automatically terminate in the event of its assignment (as that term is defined in the 1940
Act).

         13. Amendment of this Agreement. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No material amendment of this Agreement shall be effective until approved by vote of the holders of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act).

         14. Notice. Any notice required or permitted to be given by either party to the other shall be deemed sufficient if sent by registered or certified mail, postage prepaid, addressed by the party giving notice to the other party at the address stated
below:
                  (a)      To the Fund at:             1500 Forest Avenue
                                                       Suite 223
                                                       Richmond, VA 23229

                  (b)      To the Advisor at:          One Montgomery Street
                                                       Suite 2525, Telesis Tower
                                                       San Francisco, CA 94104


         15. Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby. This Agreement shall be binding and shall inure to the benefit of the parties hereto and their respective successors.

         16. Applicable Law. This Agreement shall be construed in accordance with, and governed by, the laws of the State of Maryland, and the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Maryland, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

         17. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.



         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.





                                                   CSI CAPITAL MANAGEMENT, INC.

                                                     BY:
                                                          Leland H. Faust
                                                          President






                                                        THE WORLD FUNDS, INC.


                                                     BY:
                                                          John Pasco, III
                                                          Chairman

                                           INVESTMENT ADVISORY AGREEMENT




         Investment Advisory Agreement (the "Agreement") dated October 14, 1997 by and between THE WORLD FUNDS, INC., a Maryland corporation (herein called the "Fund"), and CSI CAPITAL MANAGEMENT, INC., a California corporation (the "Advisor") and a registered investment adviser under the Investment Advisers Act of 1940, as amended.

         WHEREAS, the Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), consisting of several series of shares, each having its own investment policies; and

         WHEREAS, the Fund desires to retain the Advisor to furnish investment advisory and management services to certain portfolios of the Fund, subject to the control of the Fund's Board of Directors, and the Advisor is willing to so furnish such services;

         NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, and intending to be bound, it is agreed between the parties hereto as follows:

         1. Appointment. The Fund hereby appoints the Advisor to act as the advisor to the CSI FIXED INCOME FUND series of the Fund (the "Portfolio") for the period and on the terms set forth in this Agreement. The Advisor accepts such appointment and agrees to furnish the services herein set forth, for the compensation herein provided.

         2. Duties of the Advisor. The Fund employs the Advisor to manage the investments and reinvestment of the assets of the Portfolio, and to continuously review, supervise, and administer the investment program of the Portfolio, to determine in its discretion the securities to be purchased or sold, to provide the Fund and Commonwealth Shareholder Services, Inc. (the
"Administrator") with records concerning the Advisor's activities which the Fund is required to maintain, and to render regular reports to the Fund's Officers and Board of Directors and to the Administrator concerning the Advisor's discharge of the foregoing responsibilities.

                  The Advisor shall discharge the foregoing responsibilities subject to the control of the Fund's Board of Directors and in compliance with such policies as the Board may from time to time establish and communicate in writing to the Advisor, and in compliance with the objectives, policies, and limitations for the Portfolio as set forth in its Prospectus and Statement of Additional Information, as amended from time to time, and applicable laws and regulations. The Fund will instruct each of its agents and contractors to co-operate in the conduct of the business of the Portfolio. The Fund shall provide the Advisor with a copy of each amendment or supplement to the Fund's Form N-1A registration statement promptly after the same is filed with the U.S. Securities and Exchange Commission, and the Fund shall not modify in any material respect any investment objective, policy or restriction of the Fund without providing the Advisor with prior written notice of such proposed change. For purposes of this paragraph only, a writing or a written notice by or from the Fund to the Advisor shall include an oral communication from the Fund to the Advisor that is reduced to writing and provided to the Advisor promptly thereafter.

                  The Advisor accepts such employment and agrees, at its own expense, to render the services and to provide the office space, furnishings, and equipment and the personnel required by it to perform the services on the terms and for the compensation provided herein.

         3. Portfolio Transactions. The Advisor is authorized to select the brokers and dealers that will execute the purchases and sales of portfolio securities for the Portfolio and is directed to use its best efforts to obtain the best price and execution for the Portfolio's transactions in accordance with the policies of the Fund as set forth from time to time in the Portfolio's Prospectus and Statement of Additional Information.
The Advisor will promptly communicate to the Fund and to the Administrator such information relating to portfolio transactions as they may reasonably request.

                  It is understood that the Advisor will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Fund or be in breach of any obligation owing to the Fund under this Agreement, or otherwise, by reason of its having directed a securities transaction on behalf of the Fund to an unaffiliated broker-dealer in compliance with the provisions of
Section 28(e) of the Securities Exchange Act of 1934 or as described from time to time by the Portfolio's Prospectus and Statement of Additional Information. Subject to the foregoing, the Advisor may direct any transaction of the Portfolio to a broker which is affiliated with the Advisor in accordance with, and subject to, the policies and procedures approved by the Board of Directors of the Fund pursuant to Rule 17e-1 under the 1940
Act. Such brokerage services are not deemed to be provided under this Agreement.

         4. Compensation of the Advisor. For the services to be rendered by the Advisor under this Agreement, the Portfolio shall pay to the Advisor, and the Advisor will accept as full compensation a fee, accrued daily and payable within five (5) business days after the last business day of each month, at an annual rate of one percent of the average daily net assets of the Portfolio.

                  All rights of compensation under this Agreement for services performed as of the termination date shall survive the termination of this Agreement.

         5. Expenses. During the term of this Agreement, the Advisor will pay all expenses incurred by it in connection with the management of the Fund. Notwithstanding the foregoing, the

Portfolio shall pay the expenses and costs of the Portfolio for the following:

                  ( 1)     Taxes;

                  ( 2) Brokerage fees and commissions with regard to portfolio transactions;

                  ( 3) Interest charges, fees and expenses of the custodian of the securities;

                  ( 4) Fees and expenses of the Fund's transfer agent and the Administrator;

                  ( 5) Its proportionate share of auditing and legal expenses;

                  ( 6) Its proportionate share of the cost of maintenance of corporate existence;

                  ( 7) Its proportionate share of compensation of directors of the Fund who are not interested persons of the Advisor as that term is defined by law;

                  ( 8) Its proportionate share of the costs of corporate meetings;

                  ( 9) Federal and State registration fees and expenses incident to the sale of shares of the Portfolio;

                  (10) Costs of printing and mailing Prospectuses for the Portfolio's shares, reports and notices to existing shareholders;

                  (11) The Advisory fee payable to the Advisor, as provided in paragraph 4 herein;

                  (12) Costs of recordkeeping (other than investment records required to be maintained by the Advisor), and daily pricing;

                  (13) Distribution expenses in accordance with any Distribution Plan as and if approved by the shareholders of the Portfolio; and

                  (14) Expenses and taxes incident to the failure of the Portfolio to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended, unless such expenses and/or taxes arise from the negligence of another party.

                  If the expenses projected to be borne by the Portfolio (exclusive of interest, brokerage commissions, taxes and extraordinary items, but inclusive of Advisory fees) in any fiscal year are expected to exceed any applicable state expense limitation provision to which the Fund is subject, the Advisory fee payable by the Portfolio to the Advisor shall be reduced on each day such fee is accrued to the extent of that day's portion of such excess expenses. The amount of such reduction shall not exceed the actual amount of the Advisory fee otherwise payable in such year. Accruals of expenses and adjustments to advisory fees otherwise payable under this Agreement, and the amounts payable monthly in accordance with this Agreement, shall be adjusted as required from month to month.

                  It is understood that the Fund will register its shares in states which impose expense limitations on mutual funds only with the prior written consent of the Advisor and, if consent is granted, the Advisor agrees to reimburse the Fund for any excess expenses incurred over such states' limitation up to a maximum of its Advisory fee.

         6. Reports. The Fund and the Advisor agree to furnish to each other, if applicable, current information required for the preparation by such parties of prospectuses, statements of additional information, proxy statements, reports to shareholders, certified copies of their financial statements, and to furnish to each other such other information and documents with regard to their affairs as each may reasonably request.

         7. Status of the Advisor. The services of the Advisor to the Fund are not to be deemed exclusive, and the Advisor shall be free to render similar services to others so long as its services to the Fund are not impaired thereby.

                  Pursuant to comparable agreements, the Fund may also retain the services of the Advisor to serve as the investment advisor of other series of the Fund.

         8. Books and Records. In compliance with the requirements of the 1940 Act, the Advisor hereby agrees that all records which it maintains for the Fund are the property of the Fund, and further agrees to surrender promptly to the Fund any of such records upon the Fund's request. The Advisor further agrees to preserve for the periods prescribed by the 1940 Act, and the rules or orders thereunder, the records required to be maintained by the 1940 Act.

         9. Limitation of Liability of Advisor. The duties of the Advisor shall be confined to those expressly set forth herein, and no implied duties are assumed by or may be asserted against the Advisor hereunder. The Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence on the part of the Advisor in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. (As used in this Paragraph 9, the term "Advisor" shall include directors, officers, employees and other corporate agents of the Advisor as well as that corporation itself). The
Fund shall indemnify, defend and hold the Advisor harmless from and against any loss, damage, liability, settlement, expense or claim, including, without limitation, attorneys' fees and expenses (collectively, "Claims"), arising out of any actual or alleged (a) untrue statement of a material fact contained in the Fund's Form N-1A registration statement, or in any other communications, advertisements, sales literature, proxy materials, reports, or statements made or furnished by or on behalf of the Fund to any regulatory agency or to investors or potential investors in the Fund (collectively, the "Reports"), or (b) omission of a material fact required to be stated in any Report or necessary to make the statements therein not misleading; provided, however, that the foregoing indemnity shall not apply to any Claim to the extent it is the result of (i) any information furnished by the Advisor to the Fund for the purpose of inclusion in any such Report, or (ii) a breach by the Advisor of any provision of this Agreement. The Advisor shall indemnify, defend and hold the Fund harmless from and against any Claim arising out of the matters specified in clauses (i) or (ii) above.

         10. Permissible Interests. Directors, agents, and shareholders of the Fund are or may be interested in the Advisor (or any successor thereof) as directors, officers, or shareholders, or otherwise; directors, officers, agents, and shareholders of the Advisor are or may be interested in the Fund as directors, officers, shareholders or otherwise; and the Advisor (or any successor) is or may be interested in the Fund as a shareholder or otherwise. In addition, brokerage transactions for the Fund may be effected through affiliates of the Advisor if approved by the Fund's Board of Directors, subject to the rules and regulations of the Securities and Exchange Commission, and the policies and procedures adopted by the Fund.

         11. License of Advisor's Name. The Advisor hereby authorizes the Fund to use the name "CSI" for the Portfolio. The Fund agrees that if this Agreement is terminated it will promptly redesignate the name of the Portfolio to eliminate any reference to the name "CSI" or any derivation thereof unless the Advisor waives this requirement in writing.

         12. Duration and Termination. This Agreement shall become effective on the date first above written subject to its approval by the shareholders of the Portfolio and unless sooner terminated as provided herein, shall continue in effect for two (2) years from that date. Thereafter, this Agreement shall be renewable for successive periods of one year each, provided such continuance is specifically approved annually (a) by the vote of a majority of those members of the Fund's Board of Directors who are not parties to this Agreement or interested persons of any such party (as that term is defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) by vote of either the Board of Directors or of a majority of the outstanding voting securities (as that term is defined in the 1940 Act) of the Portfolio. Notwithstanding the foregoing, this Agreement may be terminated by the Portfolio or by the Fund at any time on sixty (60) days written notice, without the payment of any penalty, provided that termination must be authorized either by vote of the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio or by the Advisor on sixty (60) days written notice. This Agreement will automatically terminate in the event of its assignment (as that term is defined in the 1940
Act).

         13. Amendment of this Agreement. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No material amendment of this Agreement shall be effective until approved by vote of the holders of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act).

         14. Notice. Any notice required or permitted to be given by either party to the other shall be deemed sufficient if sent by registered or certified mail, postage prepaid, addressed by the party giving notice to the other party at the address stated
below:
                  (a)      To the Fund at:             1500 Forest Avenue
                                                       Suite 223
                                                       Richmond, VA 23229

                  (b)      To the Advisor at:          One Montgomery Street
                                                       Suite 2525, Telesis Tower
                                                       San Francisco, CA 94104

         15. Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby. This Agreement shall be binding and shall inure to the benefit of the parties hereto and their respective successors.

         16. Applicable Law. This Agreement shall be construed in accordance with, and governed by, the laws of the State of Maryland, and the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Maryland, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

         17. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.



         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                                                    CSI CAPITAL MANAGEMENT, INC.


                                                     BY:
                                                          Leland H. Faust
                                                          President






                                                         THE WORLD FUNDS, INC.


                                                     BY:
                                                          John Pasco, III
                                                          Chairman

                                              DISTRIBUTION AGREEMENT


         DISTRIBUTION AGREEMENT, made this  19th      day of  August,
1997, by and between The World Funds, Inc. a Maryland corporation
(the "Fund") and First Dominion Capital Corporation ("FDCC"), a
Virginia corporation.

         WITNESSETH:

1.       DISTRIBUTION SERVICES

         The Fund hereby engages FDCC as national distributor to assist the Fund in promoting the sale and distribution to investors of shares of common stock of each series of the Fund ("Shares"). In connection therewith, FDCC shall (i) promote the sale of shares, (ii) act as principal underwriter of shares of various series of the Fund, (iii) otherwise assist the Fund in the distribution of shares directly to investors through dealers or otherwise. For this purpose the Fund agrees to offer shares for sale at all times when, and in such places as, such shares are to be made available for sale and may lawfully be offered for sale and sold. As and when necessary in connection therewith FDCC may act as principal or agent for the sale of such shares.

2.       SALE OF FUND SHARES

         Such shares are to be sold only on the following terms:

(a) All subscriptions, offers, or sales shall be subject to acceptance or rejection by the Fund. Any offer or sale shall be conclusively presumed to have been accepted by the Fund if the Fund shall fail to notify FDCC of the rejection of such offer or sale prior to the computation of the net asset value of the Fund's shares next following receipt by the Fund of notice of such offer or sale.

(b) No share of the Fund shall be sold for any consideration other than cash or, except in instances otherwise provided for by the Fund's currently effective Prospectus, for any amount less than the public offering price per share, which shall be determined in accordance with the Fund's currently effective Prospectus. No shares may be sold for less than the net asset value thereof.

3.       REGISTRATION OF SHARES

         The Fund agrees to make prompt and reasonable efforts to effect and to keep in effect the registration or qualification of its shares for sale in such jurisdictions as the Fund may designate. FDCC may serve as dealer of record to assist the Fund in connection with any such registration or qualification. The Fund acknowledges that FDCC may incur expenses in connection with


                                                        -2-
assisting in the registration or qualification of Fund shares which are sold at net asset value and the Fund will pay or reimburse expenses of FDCC which are incurred in connection with such registration or qualification.

4.       INFORMATION TO BE FURNISHED TO FDCC

         The Fund agrees that it will furnish FDCC with such information with respect to the affairs and accounts of the Fund as FDCC may from time to time reasonably require, and further agrees that FDCC, at all reasonable times, shall be permitted to inspect the books and records of the Fund.

5.       ALLOCATION OF EXPENSES

         During the period of this contract, the Fund shall pay or cause to be paid all expenses, costs, and fees incurred by the Fund which are not assumed by FDCC or any investment manager or investment advisor to the Fund. FDCC shall pay advertising and promotional expenses incurred by FDCC in connection with the distribution of the Fund's shares which are sold subject to the imposition of a sales charge including paying for prospectuses for delivery to prospective shareholders.

6.       COMPENSATION TO FDCC

         It is understood and agreed by the parties hereto that FDCC will receive compensation for services it performs hereunder in accordance with Schedule A hereto.

7.       LIMITATION OF FDCC'S AUTHORITY

         FDCC shall be deemed to be an independent contractor and, except as specifically provided or authorized herein, shall have no authority to act for or represent the Fund. In the performance of its duties hereunder, FDCC may solicit and enter into selling dealer agreements with other broker-dealers in a form approved by the Fund. Such selling dealer agreements shall provide for the sale of shares of the Fund (or any series of the Fund) on terms consistent with the registration statement of the Fund as then if effect. Unless otherwise provided in a selling dealer agreement, any selling dealer agreement of FDCC in effect as of the date of this agreement shall be deemed to continue hereunder upon delivery to the selling dealer of any amendment required by the terms of the Fund's action eliminating the sales load on sales of affected Fund shares.



                                                        -3-





8.       SUBSCRIPTION FOR SHARES - REFUND FOR CANCELED ORDERS

         If FDCC elects to act as a principal, and not as agent, for a sale of Fund shares, FDCC shall subscribe for the shares of the Fund only for the purpose of covering purchase orders already received by it or for the purpose of investment for its own account. Whether acting as principal or agent, in the event that an order for the purchase of shares of the Fund is placed with FDCC by a customer or dealer and subsequently canceled, FDCC shall forthwith cancel the subscription for such shares entered on the books of the Fund, and, if FDCC has paid the Fund for such shares, shall be entitled to receive from the Fund in refund of such payments the lesser of:

(a)      the consideration received by the Fund for said shares; or

(b) the net asset value of such shares at the time of cancellation by FDCC.

9.       INDEMNIFICATION OF THE FUND

         FDCC agrees to indemnify the Fund against any and all litigation and other legal proceedings of any kind or nature and against any liability, judgment, cost, or penalty imposed as a result of such litigation or proceedings in any way arising out of or in connection with the sale or distribution of the shares of the Fund by FDCC. In the event of the threat or institution of any such litigation or legal proceedings against the Fund, FDCC shall defend such action on behalf of the Fund at its own expense, and shall pay any such liability, judgment, cost, or penalty resulting therefrom, whether imposed by legal authority on agreed upon by way of compromise and settlement; provided, however, FDCC shall not be required to pay or reimburse the Fund for any liability, judgment, cost, or penalty incurred as a result of information supplied by, or as the result of the omission to supply information by, the Fund to FDCC or to FDCC by a director, officer, or employee of the Fund who is not an interested person of FDCC, unless the information so supplied or omitted was available to FDCC or the Fund's investment adviser without recourse to the Fund or any such person referred to above.

10.      FREEDOM TO DEAL WITH THIRD PARTIES

         FDCC shall be free to render to others services of a nature either similar to or different from those rendered under this contract, except such as may impair its performance of the services and duties to be rendered by it hereunder.


                                                        -4-





11.      EFFECTIVE DATE, DURATION AND TERMINATION OF AGREEMENT

         The effective date of this Agreement shall be the date first set forth above. Wherever referred to in this Agreement, the vote or approval of the holders of a majority of the outstanding voting securities of the Fund (or of any series of the Fund) shall mean the vote of 67% or more of the securities of the Fund
(or of any affected series of the Fund) if the holders of more than 50% of such securities are present in person or by proxy or the vote of more than 50% of the securities of the Fund (or an affected series of the Fund) whichever is the lesser.

         Unless sooner terminated as hereinafter provided, this Agreement shall continue in effect from year to year but only so long as such continuance is specifically approved at least annually by the Board of Directors of the Fund, including the specific approval of a majority of the directors who are not interested person of FDCC as defined by the Investment Company Act of 1940, as amended, cast in person at a meeting called for the purpose of voting on such approval, or by the vote of the holders of a majority of the outstanding voting securities of the Fund or an affected series of the Fund.

         This Agreement may be terminated at any time without the payment of any penalty by the vote of the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund, or by FDCC, upon 60 days' written notice to the other party.

         This Agreement shall automatically terminate in the event of its assignment (as defined by the provisions of the Investment
Company Act of 1940, as amended).

12.      AMENDMENTS TO AGREEMENT

         No material amendment to this Agreement shall be effective until approved by FDCC and by the affirmative vote of a majority of the Board of Directors of the Fund (including a majority of the directors who are not interested persons of FDCC or any affiliate of FDCC).

13.      NOTICES

         Any notice under this Agreement shall be in writing, addressed, delivered, or mailed, postage prepaid, to the other party at such address as such other party may designate in writing for receipt of such notice.


                                                        -5-







         IN WITNESS WHEREOF, the Fund and FDCC have caused this Agreement to be executed by their duly authorized officers affixed hereto all as of the day and year first above written.

                                                         THE WORLD FUNDS, INC.


                                                        By
                                                           John Pasco, III
                                                           Chairman


Attested by








                                                    FIRST DOMINION CAPITAL CORP.



                                                     By
                                                        John Pasco, III
                                                        President



Attested by













                                                        -6-






                                                    SCHEDULE A



         FDCC shall receive, as compensation for its services pursuant to this Distribution Agreement:

(a) With respect to any shares of the Fund sold subject to a sales charge, FDCC shall be entitled to retain the underwriter's portion of the sales charge for each investment in the Fund's shares, computed as a percentage of the offering price determined in accordance with the Fund's currently effective Prospectus and as otherwise provided in the Fund's registration statement.

(b) With respect to sales of shares of the Fund sold subject to a sales charge for which FDCC is the selling dealer, FDCC shall retain the dealer's sales charge for each investment in the Fund's shares, computed as a percentage of the offering price determined in accordance with the Fund's currently effective
Prospectus and as otherwise provided in the Fund's registration statement.

(c) With respect to any shares of the Fund sold at net asset value (without a sales charge), FDCC shall receive from the Fund reimbursement at the rate of $30 per hour for the cost of personnel involved with assistance in the promotion of sale of such shares and for out-of-pocket costs incurred by FDCC.

                                                 CUSTODY AGREEMENT

         This agreement  (the "Agreement") is entered into as of the
 19th  day of   August  , 1997, by and between The World Funds,
Inc., (the "Fund"), an open-end diversified investment business corporation organized under the laws of Maryland and having its office at 1500 Forest Avenue, Suite 223, Richmond, Virginia,
23229 for the benefit of the Sand Hill Portfolio Manager Fund series (the "Series"), and Star Bank, National Association, (the "Custodian"), a national banking association having its principal office at 425 Walnut Street, Cincinnati, Ohio, 45202.
         WHEREAS, the Fund and the Custodian desire to enter into this Agreement to provide for the custody and safekeeping of the assets of the Series as required by the Investment Company Act of 1940, as amended (the "Act").
         WHEREAS, the Fund hereby appoints the Custodian as custodian of all the Series' Securities and moneys at any time owned by the Series during the term of this Agreement (the "Series Assets").
         WHEREAS, the Custodian hereby accepts such appointment as Custodian and agrees to perform the duties thereof as hereinafter set forth.
         THEREFORE, in consideration of the mutual promises hereinafter set forth, the Fund and the Custodian agree as follows:

                                                    ARTICLE  I
                                                    Definitions

         The following words and phrases, when used in this Agreement, unless the context otherwise requires, shall have the following meanings:
         Authorized Person - the Chairman, President, Secretary, Treasurer, Controller, or Senior Vice President of the Fund, or any other person, whether or not any such person is an officer or employee of the Fund, duly authorized by the Board of Directors of the Fund to give Oral Instructions and Written Instructions on behalf of the Fund, and listed in the Certificate annexed hereto as Appendix A, or such other Certificate as may be received by the Custodian from time to time.

         Book-Entry System - the Federal Reserve Bank book-entry system for United States Treasury securities and federal agency securities.
         Depository - The Depository Trust Company ("DTC"), a limited purpose trust company its successor(s) and its nominee(s) or any other person or clearing agent.
         Dividend and Transfer Agent - the dividend and transfer agent appointed, from time to time, pursuant to a written agreement between the dividend and transfer agent and the Fund.
         Foreign Securities - a) securities issued and sold primarily outside of the United States by a foreign government, a national of any foreign country, or a corporation or other organization incorporated or organized under the laws of any foreign country or; b) securities issued or guaranteed by the government of the United States, by any state, by any political subdivision or agency thereof, or by any entity organized under the laws of the United States or of any state thereof, which have been issued and sold primarily outside of the United States.
         Money Market Security - debt obligations issued or guaranteed as to principal and/or interest by the government of the United States or agencies or instrumentalities thereof, commercial paper, obligations (including certificates of deposit, bankers' acceptances, repurchase agreements and reverse repurchase agreements with respect to the same), and time deposits of domestic banks and thrift institutions whose deposits are insured by the Federal Deposit Insurance Corporation, and short-term corporate obligations where the purchase and sale of such securities normally require settlement in federal funds or their equivalent on the same day as such purchase and sale, all of which mature in not more than thirteen (13) months.
         Officers - the Chairman, President, Secretary, Treasurer, Controller, and Senior Vice President of the Fund listed in the Certificate annexed hereto as Appendix A, or such other
Certificate as may be received by the Custodian from time to time.
         Oral Instructions - verbal instructions received by the Custodian from an Authorized Person (or from a person that the Custodian reasonably believes in good faith to be an Authorized Person) and confirmed by Written Instructions in such a manner that such Written Instructions are received by the Custodian not later than the business day immediately following receipt of such Oral Instructions.
         Prospectus - the Fund's then currently effective prospectus and Statement of Additional Information, as filed with and declared effective from time to time by the Securities and Exchange Commission.
         Security or Securities - Money Market Securities, common stock, preferred stock, options, financial futures, bonds, notes, debentures, corporate debt securities, mortgages, and any certificates, receipts, warrants, or other instruments representing rights to receive, purchase, or subscribe for the same or evidencing or representing any other rights or interest therein, or any property or assets.
         Written Instructions - communication received in writing by the Custodian from an Authorized Person.

                                                    ARTICLE II
                            Documents and Notices to be Furnished by the Fund

         A        The following documents, including any amendments
thereto, will be provided contemporaneously with the execution of the Agreement, to the Custodian by the Fund:
         1.       A copy of the Articles of Incorporation of the Fund
                  certified by the Secretary.
         2.       A copy of the By-Laws of the Fund certified by the
                  Secretary.
         3.       A copy of the resolution of the Board of Directors of
                  the Fund appointing the Custodian, certified by the Secretary.
         4.       A copy of the then current Prospectus of the Series.
         5.       A Certificate of the President and Secretary of the
                  Fund setting forth the names and signatures of the Officers of the Fund.
         B.       The Fund agrees to notify the Custodian in writing of
                  the appointment of any Dividend and Transfer Agent.

                                                    ARTICLE III
                                              Receipt of Fund Assets

         A. During the term of this Agreement, the Fund will deliver or cause to be delivered to the Custodian all moneys constituting Series Assets. The Custodian shall be entitled to reverse any deposits made on the Fund's behalf where such deposits have been entered and moneys are not finally collected within 30 days of the making of such entry.
         B. During the term of this Agreement, the Fund will deliver or cause to be delivered to the Custodian all Securities constituting Series Assets. The Custodian will not have any duties or responsibilities with respect to such Securities until actually received by the Custodian.
         C. As and when received, the Custodian shall deposit to the account(s) of the Series any and all payments for shares of the Series issued or sold from time to time as they are received from the Fund's distributor or Dividend and Transfer Agent or from the Fund itself.

                                                    ARTICLE IV
                                           Disbursement of Fund Assets

         A. The Fund shall furnish to the Custodian a copy of the resolution of the Board of Directors of the Fund, certified by the Fund's Secretary, either (i) setting forth the date of the declaration of any dividend or distribution in respect of shares of the Series, the date of payment thereof, the record date as of which Fund shareholders entitled to payment shall be determined, the amount payable per share to Series shareholders of record as of that date, and the total amount to be paid by the Dividend and Transfer Agent on the payment date, or (ii) authorizing the declaration of dividends and distributions in respect of shares of the Fund on a daily basis and authorizing the Custodian to rely on a Certificate setting forth the date of the declaration of any such dividend or distribution, the date of payment thereof, the record date as of which Series shareholders entitled to payment shall be determined, the amount payable per share to Series shareholders of record as of that date, and the total amount to be paid by the Dividend and Transfer Agent on the payment date.

                  On the payment date specified in such resolution or Certificate described above, the Custodian shall segregate such amounts from moneys held for the account of the Series so that they are available for such payment.
         B. Upon receipt of Written Instructions so directing it, the Custodian shall segregate amounts necessary for the payment of redemption proceeds to be made by the Dividend and Transfer
Agent from moneys held for the account of the Series so that they are available for such payment.
         C. Upon receipt of a Certificate directing payment and setting forth the name and address of the person to whom such payment is to be made, the amount of such payment, and the purpose for which payment is to be made, the Custodian shall disburse amounts as and when directed from the Series Assets.
The Custodian is authorized to rely on such directions and shall be under no obligation to inquire as to the propriety of such directions.
         D. Upon receipt of a Certificate directing payment, the Custodian shall disburse moneys from the Series Assets in payment of the Custodian's fees and expenses as provided in Article VIII hereof.
         E. Upon receipt of a Certificate directing payment and setting forth the name and address of the person to whom such payment is to be made, the amount of such payment, and the purpose for which payment is to be made, the Custodian shall disburse amounts to any imprest account maintained for the Series as and when directed from the Series Assets. The Custodian is authorized to rely on such directions and shall be under no obligation to inquire as to the propriety of such directions.

                                                     ARTICLE V
                                              Custody of Fund Assets

         A. The Custodian shall open and maintain a separate bank account or accounts in the United States in the name of the Fund for the assets of the Series, subject only to draft or order by the Custodian acting pursuant to the terms of this Agreement, and shall hold all cash received by it from or for the account of the Series, other than cash maintained by the Fund in a bank account established and used by the Series in accordance with Rule 17f-3 under the Act. Moneys held by the Custodian on behalf of the Series may be deposited by the Custodian to its credit as Custodian in the banking department of the Custodian. Such moneys shall be deposited by the Custodian in its capacity as such, and shall be withdrawable by the Custodian only in such capacity.
         B. The Custodian shall hold all Securities delivered to it in safekeeping in a separate account or accounts maintained at Star Bank, N.A. for the benefit of the Series.
         C. All Securities held which are issued or issuable only in bearer form, shall be held by the Custodian in that form; all other Securities held for the Series shall be registered in the name of the Custodian or its nominee. The Fund agrees to furnish to the Custodian appropriate instruments to enable the Custodian to hold, or deliver in proper form for transfer, any Securities that it may hold for the account of the Fund and which may, from time to time, be registered in the name of the Series.
         D. With respect to all Securities held for the Series, the Custodian shall on a timely basis (concerning items 1 and 2 below, as defined in the Custodian's Standards of Service Guide, as amended from time to time, annexed hereto as Appendix C):
         1.       Collect all income due and payable with
                  respect to such Securities;
         2. Present for payment and collect amounts payable upon all Securities which may mature or be called, redeemed, or retired, or otherwise become payable;
         3.       Surrender Securities in temporary form for definitive
                  Securities; and
         4. Execute, as agent, any necessary declarations or certificates of ownership under the Federal income tax laws or the laws or regulations of any other taxing authority, including any foreign taxing authority, now or hereafter in effect.
         E. Upon receipt of a Certificate and not otherwise, the Custodian shall:
                  1. Execute and deliver to such persons as may be designated in such Certificate proxies, consents, authorizations, and any other instruments whereby the authority of the Fund as beneficial owner of any Securities may be exercised;
                  2. Deliver any Securities in exchange for other Securities or cash issued or paid in connection with the liquidation, reorganization, refinancing, merger, consolidation, or recapitalization of any corporation, or the exercise of any conversion privilege;
                  3. Deliver any Securities to any protective committee, reorganization committee, or other person in connection with the reorganization, refinancing, merger, consolidation, recapitalization, or sale of assets of any corporation, and receive and hold under the terms of this Agreement such certificates of deposit, interim receipts or other instruments or documents as may be issued to it to evidence such delivery;
                  4. Make such transfers or exchanges of the assets of the Fund and take such other steps as shall be stated in said Certificate to be for the purpose of effectuating any duly authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of the Fund; and
                  5. Deliver any Securities held for the Series to the depository agent for tender or other similar offers.
         F. The Custodian shall promptly deliver to the Fund all notices, proxy material and executed but unvoted proxies pertaining to shareholder meetings of Securities held by the Fund. The Custodian shall not vote or authorize the voting of any Securities or give any consent, waiver or approval with respect thereto unless so directed by a Certificate or Written
Instruction.
         G. The Custodian shall promptly deliver to the Fund all information received by the Custodian and pertaining to Securities held by the Fund with respect to tender or exchange offers, calls for redemption or purchase, or expiration of rights.

                                                    ARTICLE VI
                                          Purchase and Sale of Securities

         A. Promptly after each purchase of Securities by the Fund for the Series, the Fund shall deliver to the Custodian (i) with respect to each purchase of Securities which are not Money Market
Securities, Written Instructions, and (ii) with respect to each purchase of Money Market Securities, Written Instructions or Oral
Instructions, specifying with respect to each such purchase the;

                  1.       name of the issuer and the title of the
                           Securities,
                  2. principal amount purchased and accrued interest, if any,
                  3.       date of purchase and settlement,
                  4.       purchase price per unit,
                  5.       total amount payable, and
                  6. name of the person from whom, or the broker through which, the purchase was made.
The Custodian shall, against receipt of Securities purchased by or for the Series, pay out of the Series Assets, the total amount payable to the person from whom or the broker through which the purchase was made, provided that the same conforms to the total amount payable as set forth in such Written Instructions or Oral Instructions, as the case may be.
         B. Promptly after each sale of Securities by the Fund for the Series, the Fund shall deliver to the Custodian (i) with respect to each sale of Securities which are not Money Market
Securities, Written Instructions, and (ii) with respect to each sale of Money Market Securities, Written Instructions or Oral
Instructions, specifying with respect to each such sale the;
                  1.       name of the issuer and the title of the
                           Securities,
                  2. principal amount sold and accrued interest, if any,
                  3.       date of sale and settlement,
                  4.       sale price per unit,
                  5.       total amount receivable, and

                  6. name of the person to whom, or the broker through which, the sale was made.
The Custodian shall deliver the Securities against receipt of the total amount receivable, provided that the same conforms to the total amount receivable as set forth in such Written Instructions or Oral Instructions, as the case may be.
         C. On contractual settlement date, the account of the Series will be charged for all purchased Securities settling on that day, regardless of whether or not delivery is made.
Likewise, on contractual settlement date, proceeds from the sale of Securities settling that day will be credited to the account of the Series, irrespective of delivery.
         D. Purchases and sales of Securities effected by the Custodian will be made on a delivery versus payment basis. The
Custodian may, in its sole discretion, upon receipt of a Certificate, elect to settle a purchase or sale transaction in some other manner, but only upon receipt of acceptable indemnification from the Fund.
         E.       The Custodian shall, upon receipt of a Written
Instructions so directing it, establish and maintain a segregated account or accounts for and on behalf of the Series. Cash and/or
Securities may be transferred into such account or accounts for specific purposes, to-wit:
                  1. in accordance with the provision of any agreement among the Fund, the Custodian, and a broker-dealer registered under the Securities and Exchange Act of 1934, as amended, and also a member of the National Association of Securities Dealers (NASD) (or any futures commission merchant registered under the Commodity Exchange Act), relating to compliance with the rules of the Options Clearing Corporation and of any registered national securities exchange, the Commodity Futures Trading Commission, any registered contract market, or any similar organization or organizations requiring escrow or other similar arrangements in connection with transactions by the Fund for the Series;
                  2. for purposes of segregating cash or government securities in connection with options purchased, sold, or written by the Fund or commodity futures contracts or options thereon purchased or sold by the Fund for the Series;
                  3. for the purpose of compliance by the Series with the procedures required for reverse repurchase agreements, firm commitment agreements, standby commitment agreements, and short sales by Act Release No. 10666, or any subsequent release or releases or rule of the Securities and Exchange Commission relating to the maintenance of segregated accounts by registered investment companies; and
                  4. for other corporate purposes, only in the case of this clause 4 upon receipt of a copy of a resolution of the Board of Directors of the Fund, certified by the Secretary of the Fund, setting forth the purposes of such segregated account.
         F. Except as otherwise may be agreed upon by the parties hereto, the Custodian shall not be required to comply with any Written Instructions to settle the purchase of any Securities on behalf of the Series unless there is sufficient cash in the account(s) at the time or to settle the sale of any Securities from an account(s) unless such Securities are in deliverable form. Notwithstanding the foregoing, if the purchase price of such Securities exceeds the amount of cash in the account(s) at the time of such purchase, the Custodian may, in its sole discretion, advance the amount of the difference in order to settle the purchase of such Securities. The amount of any such advance shall be deemed a loan from the Custodian to the Fund for the respective Series payable on demand and bearing interest accruing from the date such loan is made up to but not including the date such loan is repaid at a rate per annum customarily charged by the Custodian on similar loans.

                                                    ARTICLE VII
                                                 Fund Indebtedness

         In connection with any borrowings by the Fund for the Series, the Fund will cause to be delivered to the Custodian by a bank or broker requiring Securities as collateral for such borrowings (including the Custodian if the borrowing is from the Custodian), a notice or undertaking in the form currently employed by such bank or broker setting forth the amount of collateral. The Fund shall promptly deliver to the Custodian a Certificate specifying with respect to each such borrowing: (a) the name of the bank or broker, (b) the amount and terms of the borrowing, which may be set forth by incorporating by reference an attached promissory note duly endorsed by the Fund, or a loan agreement, (c) the date, and time if known, on which the loan is to be entered into, (d) the date on which the loan becomes due and payable, (e) the total amount payable to the Series on the borrowing date, and (f) the description of the Securities securing the loan, including the name of the issuer, the title and the number of shares or the principal amount. The Custodian shall deliver on the borrowing date specified in the Certificate the required collateral against the lender's delivery of the total loan amount then payable, provided that the same conforms to that which is described in the Certificate. The Custodian shall deliver, in the manner directed by the Fund, such Securities as additional collateral, as may be specified in a Certificate, to secure further any transaction described in this
Article VII. The Fund shall cause all Securities released from collateral status to be returned directly to the Custodian and the Custodian shall receive from time to time such return of collateral as may be tendered to it.
         The Custodian may, at the option of the lender, keep such collateral in its possession, subject to all rights therein given to the lender because of the loan. The Custodian may require such reasonable conditions regarding such collateral and its dealings with third-party lenders as it may deem appropriate.

                                                   ARTICLE VIII
                                             Concerning the Custodian

         A. Except as otherwise provided herein, the Custodian shall not be liable for any loss or damage resulting from its action or omission to act or otherwise, except for any such loss or damage arising out of its own gross negligence or willful misconduct. The Fund shall defend, indemnify and hold harmless the Custodian and its directors, officers, employees and agents with respect to any loss, claim, liability or cost (including reasonable attorneys' fees) arising or alleged to arise from or relating to the Fund's duties hereunder or any other action or inaction of the Fund or its Directors, officers, employees or agents, except such as may arise from the negligent action, omission, willful misconduct or breach of this Agreement by the Custodian. The Custodian may, with respect to questions of law, apply for and obtain the advice and opinion of counsel, at the expense of the Fund, and shall be fully protected with respect to anything done or omitted by it in good faith in conformity with the advice or opinion of counsel. The provisions under this paragraph shall survive the termination of this Agreement.
         B. Without limiting the generality of the foregoing, the Custodian, acting in the capacity of Custodian hereunder, shall be under no obligation to inquire into, and shall not be liable for:
                  1. The validity of the issue of any Securities purchased by or for the account of the Fund, the legality of the purchase thereof, or the propriety of the amount paid therefor;
                  2. The legality of the sale of any Securities by or for the account of the Series, or the propriety of the amount for which the same are sold;
                  3. The legality of the issue or sale of any shares of the Series, or the sufficiency of the amount to be received therefor;
                  4. The legality of the redemption of any shares of the Series, or the propriety of the amount to be paid therefor;
                  5. The legality of the declaration or payment of any dividend by the Fund in respect of shares of the Series;
                  6. The legality of any borrowing by the Series on behalf of the Fund, using Securities as collateral;
         C. The Custodian shall not be under any duty or obligation to take action to effect collection of any amount due to the Series from any Dividend and Transfer Agent of the Fund nor to take any action to effect payment or distribution by any Dividend and Transfer Agent of the Fund of any amount paid by the Custodian to any Dividend and Transfer Agent of the Fund in accordance with this Agreement.
         D. Notwithstanding Section D of Article V, the Custodian shall not be under any duty or obligation to take action to effect collection of any amount, if the Securities upon which such amount is payable are in default, or if payment is refused after due demand or presentation, unless and until (i) it shall be directed to take such action by a Certificate and (ii) it shall be assured to its satisfaction (including prepayment thereof) of reimbursement of its costs and expenses in connection with any such action.
         E. The Fund acknowledges and hereby authorizes the Custodian to hold Securities through its various agents described in Appendix B annexed hereto. The Fund hereby represents that such authorization has been duly approved by the Board of Directors of the Fund as required by the Act. The Custodian acknowledges that although certain Series Assets are held by its agents, the Custodian remains primarily liable for the safekeeping of the Series Assets.
         In addition, the Fund acknowledges that the Custodian may appoint one or more financial institutions, as agent or agents or as sub-custodian or sub-custodians, including, but not limited to, banking institutions located in foreign countries, for the purpose of holding Securities and moneys at any time owned by the Series. The Custodian shall not be relieved of any obligation or liability under this Agreement in connection with the appointment or activities of such agents or sub-custodians. Any such agent or sub-custodian shall be qualified to serve as such for assets of investment companies registered under the Act. Upon request, the Custodian shall promptly forward to the Fund any documents it receives from any agent or sub-custodian appointed hereunder which may assist directors of registered investment companies fulfill their responsibilities under Rule 17f-5 of the Act.
         F. The Custodian shall not be under any duty or obligation to ascertain whether any Securities at any time delivered to or held by it for the account of the Fund are such as properly may be held by the Series under the provisions of the Articles of Incorporation and the Fund's By-Laws.
         G. The Custodian shall treat all records and other information relating to the Fund and the Series Assets as confidential and shall not disclose any such records or information to any other person unless (i) the Fund shall have consented thereto in writing or (ii) such disclosure is required by law.
         H. The Custodian shall be entitled to receive and the Fund agrees to pay to the Custodian from the assets of the Series such compensation as shall be determined pursuant to Appendix D attached hereto, or as shall be determined pursuant to amendments to such Appendix D. The Custodian shall be entitled to charge against any money held by it for the account of the Series, the amount of any of its fees, any loss, damage, liability or expense, including counsel fees relating to such Series. The expenses which the Custodian may charge against the account of the Series include, but are not limited to, the expenses of agents or sub-custodians incurred in settling transactions involving the purchase and sale of Securities of the Fund.
         I. The Custodian shall be entitled to rely upon any Oral Instructions and any Written Instructions. The Fund agrees to forward to the Custodian Written Instructions confirming Oral
Instructions in such a manner so that such Written Instructions are received by the Custodian, whether by hand delivery, facsimile or otherwise, not later than the following business day on which such Oral Instructions were given. The Fund agrees that the failure of the Custodian to receive such confirming instructions shall in no way affect the validity of the transactions or enforceability of the transactions hereby authorized by the Fund. The Fund agrees that the Custodian shall incur no greater liability to the Fund for acting upon Oral
Instructions given to the Custodian hereunder concerning such transactions than would arise as to a similar transaction pursuant to a Written Instruction.
         J. The Custodian will (i) set up and maintain proper books of account and complete records of all transactions in the accounts maintained by the Custodian hereunder in such manner as will meet the obligations of the Fund under the Act, with particular attention to Section 31 thereof and Rules 31a-1 and 31a-2 thereunder and those records are the property of the Fund, and (ii) preserve for the periods prescribed by applicable
Federal statute or regulation all records required to be so preserved. All such books and records shall be the property of the Fund, and shall be open to inspection and audit at reasonable times and with prior notice by Officers and auditors employed by the Fund.
         K. The Custodian shall send to the Fund any report received on the systems of internal accounting control of the Custodian, or its agents or sub-custodians, as the Fund may reasonably request from time to time.
         L. The Custodian performs only the services of a custodian and shall have no responsibility for the management, investment or reinvestment of the Securities from time to time owned by the Fund. The Custodian is not a selling agent for shares of the Series and performance of its duties as custodian shall not be deemed to be a recommendation to the Fund's depositors or others of shares of the Series as an investment.
         M. The Custodian shall take all reasonable action, that the Fund may from time to time request, to assist the Fund in obtaining favorable opinions from the Fund's independent accountants, with respect to the Custodian's activities hereunder, in connection with the preparation of the Fund's Form
N-1A, Form N-SAR, or other annual reports to the Securities and Exchange Commission.
         N. The Fund hereby pledges to and grants the Custodian a security interest in any Series Assets to secure the payment of any liabilities of the Series to the Custodian, whether acting in its capacity as Custodian or otherwise, or on account of money borrowed from the Custodian. This pledge is in addition to any other pledge of collateral by the Fund to the Custodian.


                                                    ARTICLE  X
                                                    Termination

         A. Either of the parties hereto may terminate this Agreement for any reason by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than ninety (90) days after the date of giving of such notice. If such notice is given by the Fund, it shall be accompanied by a copy of a resolution of the Board of Directors of the Fund, certified by the Secretary of the Fund, electing to terminate this Agreement and designating a successor custodian or custodians. In the event such notice is given by the Custodian, the Fund shall, on or before the termination date, deliver to the Custodian a copy of a resolution of the Board of Directors of the Fund, certified by the Secretary, designating a successor custodian or custodians to act on behalf of the Fund. In the absence of such designation by the Fund, the Custodian may designate a successor custodian which shall be a bank or trust company having not less than $100,000,000 aggregate capital, surplus, and undivided profits. Upon the date set forth in such notice this Agreement shall terminate, and the Custodian, provided that it has received a notice of acceptance by the successor custodian, shall deliver, on that date, directly to the successor custodian all Securities and moneys then owned by the Fund and held by it as Custodian. Upon termination of this Agreement, the Fund shall pay to the Custodian on behalf of the Fund such compensation as may be due as of the date of such termination. The Fund agrees on behalf of the Fund that the Custodian shall be reimbursed for its reasonable costs in connection with the termination of this Agreement.
         B. If a successor custodian is not designated by the Fund, or by the Custodian in accordance with the preceding paragraph, or the designated successor cannot or will not serve, the Fund shall, upon the delivery by the Custodian to the Fund of all Securities (other than Securities held in the Book-Entry System which cannot be delivered to the Fund) and moneys then owned by the Fund, be deemed to be the custodian for the Fund, and the Custodian shall thereby be relieved of all duties and responsibilities pursuant to this Agreement, other than the duty with respect to Securities held in the Book-Entry System, which cannot be delivered to the Fund, which shall be held by the Custodian in accordance with this Agreement.

                                                    ARTICLE XI

                                                   MISCELLANEOUS
         A. Appendix A sets forth the names and the signatures of all Authorized Persons, as certified by the Secretary of the Fund. The Fund agrees to furnish to the Custodian a new Appendix
A in form similar to the attached Appendix A, if any present
Authorized Person ceases to be an Authorized Person or if any other or additional Authorized Persons are elected or appointed.
Until such new Appendix A shall be received, the Custodian shall be fully protected in acting under the provisions of this Agreement upon Oral Instructions or signatures of the then current Authorized Persons as set forth in the last delivered
Appendix A.
         B. No recourse under any obligation of this Agreement or for any claim based thereon shall be had against any organizer, shareholder, Officer, Director, past, present or future as such, of the Fund or of any predecessor or successor, either directly or through the Fund or any such predecessor or successor, whether by virtue of any constitution, statute or rule of law or equity, or be the enforcement of any assessment or penalty or otherwise;
it being expressly agreed and understood that this Agreement and the obligations thereunder are enforceable solely against the Fund, and that no such personal liability whatever shall attach to, or is or shall be incurred by, the organizers, shareholders, Officers, Directors of the Fund or of any predecessor or successor, or any of them as such. To the extent that any such liability exists, it is hereby expressly waived and released by the Custodian as a condition of, and as a consideration for, the execution of this Agreement.
         C. The obligations set forth in this Agreement as having been made by the Fund have been made by the Board of Directors, acting as such Directors for and on behalf of the Fund, pursuant to the authority vested in them under the laws of the State of Maryland, the Articles of Incorporation and the By-Laws of the Fund. This Agreement has been executed by Officers of the Fund as officers, and not individually, and the obligations contained herein are not binding upon any of the Directors, Officers, agents or holders of shares, personally, but bind only the Fund.

         D. Provisions of the Prospectus and any other documents (including advertising material) specifically mentioning the Custodian (other than merely by name and address) shall be reviewed with the Custodian by the Fund prior to publication and/or dissemination or distribution, and shall be subject to the consent of the Custodian.
         E. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Custodian, shall be sufficiently given if addressed to the Custodian and mailed or delivered to it at its offices at Star Bank Center, 425 Walnut
Street, M. L. 6118, Cincinnati, Ohio 45202, attention Mutual Fund Custody Department, or at such other place as the Custodian may from time to time designate in writing.
         F. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Fund shall be sufficiently given when delivered to the Fund or on the second business day following the time such notice is deposited in the U.S. mail postage prepaid and addressed to the Fund at its office at 1500 Forest Avenue, Suite 223, Richmond, Virginia, 23229 or at such other place as the Fund may from time to time designate in writing.
         G. This Agreement, with the exception of the Appendices,may not be amended or modified in any manner except by a written agreement executed by both parties with the same formality as this Agreement, and authorized and approved by a resolution of the Board of Directors of the Fund.
         H. This Agreement shall extend to and shall be binding upon the parties hereto, and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Fund or by the Custodian, and no attempted assignment by the Fund or the Custodian shall be effective without the written consent of the other party hereto.
         I. This Agreement shall be construed in accordance with the laws of the State of Ohio.
         J. This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective Officers, thereunto duly authorized as of the day and year first above written.


                                                      The World Funds, Inc.



ATTEST:                                           By: _________________________
                                                          John Pasco, III
________________                                          Chairman




                                                       Star Bank, N.A.


ATTEST:                                           By: _________________________
                                                       Marsha A. Croxton
_______________                                        Vice President

                                                    APPENDIX A


         Authorized Persons                 Specimen Signatures


Chairman:


President:


Secretary:


Treasurer:


Controller:


Adviser Employees:





Transfer Agent/Fund Accountant

Employees:

                                                    APPENDIX  B




The following agents are employed currently by Star Bank, N.A. for securities processing nd control . . .


                  The Depository Trust Company (New York)
                  7 Hanover Square
                  New York, NY  10004

                  The Federal Reserve Bank
                  Cincinnati and Cleveland Branches

                  Bankers Trust Company
                  16 Wall Street
                  New York, NY  10005
                (For Foreign Securities and certain non-DTC eligible Securities)

                                                    APPENDIX  C

                                            Standards of Service Guide

                                                    APPENDIX  D

                                             Schedule of Compensation

                                                 CUSTODY AGREEMENT

         This agreement (the "Agreement") is entered into as of the 14th day of October, 1997, by and between The World Funds, Inc.,
(the "Fund"), an open-end diversified investment business corporation organized under the laws of Maryland and having its office at 1500 Forest Avenue, Suite 223, Richmond, Virginia,
23229 on behalf of the CSI Equity Fund series and the CSI Fixed Income Fund series and any other series (the "Series") as may from time to time be created and designated by the Fund and which becomes subject to this Agreement by the mutual consent of the parties hereto, and Star Bank, National Association, (the "Custodian"), a national banking association having its principal office at 425 Walnut Street, Cincinnati, Ohio, 45202.
         WHEREAS, the Fund and the Custodian desire to enter into this Agreement to provide for the custody and safekeeping of the assets of the Series as required by the Investment Company Act of 1940, as amended (the "Act").
         WHEREAS, the Fund hereby appoints the Custodian as custodian of all the Series' Securities and moneys at any time owned by the Series during the term of this Agreement (the "Series Assets").
         WHEREAS, the Custodian hereby accepts such appointment as Custodian and agrees to perform the duties thereof as hereinafter set forth.
         THEREFORE, in consideration of the mutual promises hereinafter set forth, the Fund and the Custodian agree as follows:

                                                    ARTICLE  I
                                                    Definitions

         The following words and phrases, when used in this Agreement, unless the context otherwise requires, shall have the following meanings:
         Authorized Person - the Chairman, President, Secretary, Treasurer, Controller, or Senior Vice President of the Fund, or any other person, whether or not any such person is an officer or employee of the Fund, duly authorized by the Board of Directors of the Fund to give Oral Instructions and Written Instructions on behalf of the Fund, and listed in the Certificate annexed hereto as Appendix A, or such other Certificate as may be received by the Custodian from time to time.
         Book-Entry System - the Federal Reserve Bank book-entry system for United States Treasury securities and federal agency securities.
         Depository - The Depository Trust Company ("DTC"), a limited purpose trust company its successor(s) and its nominee(s) or any other person or clearing agent.
         Dividend and Transfer Agent - the dividend and transfer agent appointed, from time to time, pursuant to a written agreement between the dividend and transfer agent and the Fund.
         Foreign Securities - a) securities issued and sold primarily outside of the United States by a foreign government, a national of any foreign country, or a corporation or other organization incorporated or organized under the laws of any foreign country or; b) securities issued or guaranteed by the government of the United States, by any state, by any political subdivision or agency thereof, or by any entity organized under the laws of the United States or of any state thereof, which have been issued and sold primarily outside of the United States.
         Money Market Security - debt obligations issued or guaranteed as to principal and/or interest by the government of the United States or agencies or instrumentalities thereof, commercial paper, obligations (including certificates of deposit, bankers' acceptances, repurchase agreements and reverse repurchase agreements with respect to the same), and time deposits of domestic banks and thrift institutions whose deposits are insured by the Federal Deposit Insurance Corporation, and short-term corporate obligations where the purchase and sale of such securities normally require settlement in federal funds or their equivalent on the same day as such purchase and sale, all of which mature in not more than thirteen (13) months.
         Officers - the Chairman, President, Secretary, Treasurer, Controller, and Senior Vice President of the Fund listed in the Certificate annexed hereto as Appendix A, or such other
Certificate as may be received by the Custodian from time to time.

         Oral Instructions - verbal instructions received by the Custodian from an Authorized Person (or from a person that the Custodian reasonably believes in good faith to be an Authorized Person) and confirmed by Written Instructions in such a manner that such Written Instructions are received by the Custodian not later than the business day immediately following receipt of such Oral Instructions.
         Prospectus - the Fund's then currently effective prospectus and Statement of Additional Information, as filed with and declared effective from time to time by the Securities and Exchange Commission.
         Security or Securities - Money Market Securities, common stock, preferred stock, options, financial futures, bonds, notes, debentures, corporate debt securities, mortgages, and any certificates, receipts, warrants, or other instruments representing rights to receive, purchase, or subscribe for the same or evidencing or representing any other rights or interest therein, or any property or assets.
         Written Instructions - communication received in writing by the Custodian from an Authorized Person.
         Certificate - A written certificate signed by the Secretary of the Fund certifying the actions taken by the Board of Directors.

                                                    ARTICLE II
                            Documents and Notices to be Furnished by the Fund

         A        The following documents, including any amendments
thereto, will be provided contemporaneously with the execution of the Agreement, to the Custodian by the Fund:
         1. A copy of the Articles of Incorporation of the Fund certified by the Secretary.
         2. A copy of the By-Laws of the Fund certified by the Secretary.
         3. A copy of the resolution of the Board of Directors of the Fund appointing the Custodian, certified by the Secretary.
         4.       A copy of the then current Prospectus of the Series.

         5. A Certificate of the President and Secretary of the Fund setting forth the names and signatures of the Officers of the Fund.
         B. The Fund agrees to notify the Custodian in writing of the appointment of any Dividend and Transfer Agent.

                                                    ARTICLE III
                                              Receipt of Fund Assets

         A. During the term of this Agreement, the Fund will deliver or cause to be delivered to the Custodian all moneys constituting Series Assets. The Custodian shall be entitled to reverse any deposits made on the Fund's behalf where such deposits have been entered and moneys are not finally collected within 30 days of the making of such entry.
         B. During the term of this Agreement, the Fund will deliver or cause to be delivered to the Custodian all Securities constituting Series Assets. The Custodian will not have any duties or responsibilities with respect to such Securities until actually received by the Custodian.
         C. As and when received, the Custodian shall deposit to the account(s) of the Series any and all payments for shares of the Series issued or sold from time to time as they are received from the Fund's distributor or Dividend and Transfer Agent or from the Fund itself.




                                                    ARTICLE IV
                                           Disbursement of Fund Assets

         A. The Fund shall furnish to the Custodian a copy of the resolution of the Board of Directors of the Fund, certified by the Fund's Secretary, either (i) setting forth the date of the declaration of any dividend or distribution in respect of shares of the Series, the date of payment thereof, the record date as of which Fund shareholders entitled to payment shall be determined, the amount payable per share to Series shareholders of record as of that date, and the total amount to be paid by the Dividend and Transfer Agent on the payment date, or (ii) authorizing the declaration of dividends and distributions in respect of shares of the Fund on a daily basis and authorizing the Custodian to rely on a Certificate setting forth the date of the declaration of any such dividend or distribution, the date of payment thereof, the record date as of which Series shareholders entitled to payment shall be determined, the amount payable per share to Series shareholders of record as of that date, and the total amount to be paid by the Dividend and Transfer Agent on the payment date.
                  On the payment date specified in such resolution or Certificate described above, the Custodian shall segregate such amounts from moneys held for the account of the Series so that they are available for such payment.
         B. Upon receipt of Written Instructions so directing it, the Custodian shall segregate amounts necessary for the payment of redemption proceeds to be made by the Dividend and Transfer
Agent from moneys held for the account of the Series so that they are available for such payment.
         C. Upon receipt of a Written Instruction directing payment and setting forth the name and address of the person to whom such payment is to be made, the amount of such payment, and the purpose for which payment is to be made, the Custodian shall disburse amounts as and when directed from the Series Assets.
The Custodian is authorized to rely on such directions and shall be under no obligation to inquire as to the propriety of such directions.
         D. Upon receipt of a Written Instruction directing payment, the Custodian shall disburse moneys from the Series
Assets in payment of the Custodian's fees and expenses as provided in Article VIII hereof.
         E. Upon receipt of a Written Instruction directing payment and setting forth the name and address of the person to whom such payment is to be made, the amount of such payment, and the purpose for which payment is to be made, the Custodian shall disburse amounts to any imprest account maintained for the Series as and when directed from the Series Assets. The Custodian is authorized to rely on such directions and shall be under no obligation to inquire as to the propriety of such directions.

                                                     ARTICLE V
                                              Custody of Fund Assets

         A. The Custodian shall open and maintain a separate bank account or accounts in the United States in the name of the Fund for the assets of the Series, subject only to draft or order by the Custodian acting pursuant to the terms of this Agreement, and shall hold all cash received by it from or for the account of the Series, other than cash maintained by the Fund in a bank account established and used by the Series in accordance with Rule 17f-3 under the Act. Moneys held by the Custodian on behalf of the Series may be deposited by the Custodian to its credit as Custodian in the banking department of the Custodian. Such moneys shall be deposited by the Custodian in its capacity as such, and shall be withdrawable by the Custodian only in such capacity.
         B. The Custodian shall hold all Securities delivered to it in safekeeping in a separate account or accounts maintained at Star Bank, N.A. for the benefit of the Series.
         C. All Securities held which are issued or issuable only in bearer form, shall be held by the Custodian in that form; all other Securities held for the Series shall be registered in the name of the Custodian or its nominee. The Fund agrees to furnish to the Custodian appropriate instruments to enable the Custodian to hold, or deliver in proper form for transfer, any Securities that it may hold for the account of the Fund and which may, from time to time, be registered in the name of the Series.
         D. With respect to all Securities held for the Series, the Custodian shall on a timely basis (concerning items 1 and 2 below, as defined in the Custodian's Standards of Service Guide, as amended from time to time, annexed hereto as Appendix C):
         1.       Collect all income due and payable with
                  respect to such Securities;
         2. Present for payment and collect amounts payable upon all Securities which may mature or be called, redeemed, or retired, or otherwise become payable;

         3.       Surrender Securities in temporary form for definitive
                  Securities; and
         4. Execute, as agent, any necessary declarations or certificates of ownership under the Federal income tax laws or the laws or regulations of any other taxing authority, including any foreign taxing authority, now or hereafter in effect.
         E. Upon receipt of a Written Instruction and not erwise, the Custodian shall:
                  1. Execute and deliver to such persons as may be designated in such Written Instruction proxies, consents, authorizations, and any other instruments whereby the authority of the Fund as beneficial owner of any Securities may be exercised;
                  2. Deliver any Securities in exchange for other Securities or cash issued or paid in connection with the liquidation, reorganization, refinancing, merger, consolidation, or recapitalization of any corporation, or the exercise of any conversion privilege;
                  3. Deliver any Securities to any protective committee, reorganization committee, or other person in connection with the reorganization, refinancing, merger, consolidation, recapitalization, or sale of assets of any corporation, and receive and hold under the terms of this Agreement such certificates of deposit, interim receipts or other instruments or documents as may be issued to it to evidence such delivery;
                  4. Make such transfers or exchanges of the assets of the Fund and take such other steps as shall be stated in said Written Instruction to be for the purpose of effectuating any duly authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of the Fund; and
                  5. Deliver any Securities held for the Series to the depository agent for tender or other similar offers.

         F. The Custodian shall promptly deliver to the Fund all notices, proxy material and executed but unvoted proxies pertaining to shareholder meetings of Securities held by the Fund. The Custodian shall not vote or authorize the voting of any Securities or give any consent, waiver or approval with respect thereto unless so directed by a Certificate or Written Instruction.
         G. The Custodian shall promptly deliver to the Fund all information received by the Custodian and pertaining to Securities held by the Fund with respect to tender or exchange offers, calls for redemption or purchase, or expiration of rights.

                                                    ARTICLE VI
                                          Purchase and Sale of Securities

         A. Promptly after each purchase of Securities by the Fund for the Series, the Fund shall deliver to the Custodian (i) with respect to each purchase of Securities which are not Money Market
Securities, Written Instructions, and (ii) with respect to each purchase of Money Market Securities, Written Instructions or Oral
Instructions, specifying with respect to each such purchase the;

                  1.       name of the issuer and the title of the
                           Securities,
                  2. principal amount purchased and accrued interest, if any,
                  3.       date of purchase and settlement,
                  4.       purchase price per unit,
                  5.       total amount payable, and
                  6. name of the person from whom, or the broker through which, the purchase was made.
The Custodian shall, against receipt of Securities purchased by or for the Series, pay out of the Series Assets, the total amount payable to the person from whom or the broker through which the purchase was made, provided that the same conforms to the total amount payable as set forth in such Written Instructions or Oral
Instructions, as the case may be.

         B. Promptly after each sale of Securities by the Fund for the Series, the Fund shall deliver to the Custodian (i) with respect to each sale of Securities which are not Money Market
Securities, Written Instructions, and (ii) with respect to each sale of Money Market Securities, Written Instructions or Oral
Instructions, specifying with respect to each such sale the;
                  1.       name of the issuer and the title of the
                           Securities,
                  2. principal amount sold and accrued interest, if any,
                  3.       date of sale and settlement,
                  4.       sale price per unit,
                  5.       total amount receivable, and
                  6. name of the person to whom, or the broker through which, the sale was made.
The Custodian shall deliver the Securities against receipt of the total amount receivable, provided that the same conforms to the total amount receivable as set forth in such Written Instructions or Oral Instructions, as the case may be.
         C. On contractual settlement date, the account of the Series will be charged for all purchased Securities settling on that day, regardless of whether or not delivery is made.
Likewise, on contractual settlement date, proceeds from the sale of Securities settling that day will be credited to the account of the Series, irrespective of delivery.
         D. Purchases and sales of Securities effected by the Custodian will be made on a delivery versus payment basis. The
Custodian may, in its sole discretion, upon receipt of a Written
Instruction, elect to settle a purchase or sale transaction in some other manner, but only upon receipt of acceptable indemnification from the Fund.
         E.       The Custodian shall, upon receipt of a Written
Instructions so directing it, establish and maintain a segregated account or accounts for and on behalf of the Series. Cash and/or
Securities may be transferred into such account or accounts for specific purposes, to-wit:
                  1. in accordance with the provision of any agreement among the Fund, the Custodian, and a broker-dealer registered under the Securities and Exchange Act of 1934, as amended, and also a member of the National Association of Securities Dealers (NASD) (or any futures commission merchant registered under the Commodity Exchange Act), relating to compliance with the rules of the Options Clearing Corporation and of any registered national securities exchange, the Commodity Futures Trading Commission, any registered contract market, or any similar organization or organizations requiring escrow or other similar arrangements in connection with transactions by the Fund for the Series;
                  2. for purposes of segregating cash or government securities in connection with options purchased, sold, or written by the Fund or commodity futures contracts or options thereon purchased or sold by the Fund for the Series;
                  3. for the purpose of compliance by the Series with the procedures required for reverse repurchase agreements, firm commitment agreements, standby commitment agreements, and short sales by Act Release No. 10666, or any subsequent release or releases or rule of the Securities and Exchange Commission relating to the maintenance of segregated accounts by registered investment companies; and
                  4. for other corporate purposes, only in the case of this clause 4 upon receipt of a copy of a resolution of the Board of Directors of the Fund, certified by the Secretary of the Fund, setting forth the purposes of such segregated account.
         F. Except as otherwise may be agreed upon by the parties hereto, the Custodian shall not be required to comply with any Written Instructions to settle the purchase of any Securities on behalf of the Series unless there is sufficient cash in the account(s) at the time or to settle the sale of any Securities from an account(s) unless such Securities are in deliverable form. Notwithstanding the foregoing, if the purchase price of such Securities exceeds the amount of cash in the account(s) at the time of such purchase, the Custodian may, in its sole discretion, advance the amount of the difference in order to settle the purchase of such Securities. The amount of any such advance shall be deemed a loan from the Custodian to the Fund for the respective Series payable on demand and bearing interest accruing from the date such loan is made up to but not including the date such loan is repaid at a rate per annum customarily charged by the Custodian on similar loans.

                                                    ARTICLE VII
                                                 Fund Indebtedness

         In connection with any borrowings by the Fund for the Series, the Fund will cause to be delivered to the Custodian by a bank or broker requiring Securities as collateral for such borrowings (including the Custodian if the borrowing is from the Custodian), a notice or undertaking in the form currently employed by such bank or broker setting forth the amount of collateral. The Fund shall promptly deliver to the Custodian a Written Instruction specifying with respect to each such borrowing: (a) the name of the bank or broker, (b) the amount and terms of the borrowing, which may be set forth by incorporating by reference an attached promissory note duly endorsed by the Fund, or a loan agreement, (c) the date, and time if known, on which the loan is to be entered into, (d) the date on which the loan becomes due and payable, (e) the total amount payable to the Series on the borrowing date, and (f) the description of the Securities securing the loan, including the name of the issuer, the title and the number of shares or the principal amount. The Custodian shall deliver on the borrowing date specified in the Written Instruction the required collateral against the lender's delivery of the total loan amount then payable, provided that the same conforms to that which is described in the Written Instruction. The Custodian shall deliver, in the manner directed by the Fund, such Securities as additional collateral, as may be specified in a Written Instruction, to secure further any transaction described in this Article VII. The Fund shall cause all Securities released from collateral status to be returned directly to the Custodian and the Custodian shall receive from time to time such return of collateral as may be tendered to it.

         The Custodian may, at the option of the lender, keep such collateral in its possession, subject to all rights therein given to the lender because of the loan. The Custodian may require such reasonable conditions regarding such collateral and its dealings with third-party lenders as it may deem appropriate.



                                                   ARTICLE VIII
                                             Concerning the Custodian

         A. Except as otherwise provided herein, the Custodian shall not be liable for any loss or damage resulting from its action or omission to act or otherwise, except for any such loss or damage arising out of its own negligence or willful misconduct. The Fund shall defend, indemnify and hold harmless the Custodian and its directors, officers, employees and agents with respect to any loss, claim, liability or cost (including reasonable attorneys' fees) arising or alleged to arise from or relating to the Fund's duties hereunder or any other action or inaction of the Fund or its Directors, officers, employees or agents, except such as may arise from the negligent action, omission, willful misconduct or breach of this Agreement by the Custodian. The Custodian may, with respect to questions of law, apply for and obtain the advice and opinion of counsel, at the expense of the Fund, and shall be fully protected with respect to anything done or omitted by it in good faith in conformity with the advice or opinion of counsel. The provisions under this paragraph shall survive the termination of this Agreement.
         B. Without limiting the generality of the foregoing, the Custodian, acting in the capacity of Custodian hereunder, shall be under no obligation to inquire into, and shall not be liable for:
                  1. The validity of the issue of any Securities purchased by or for the account of the Fund, the legality of the purchase thereof, or the propriety of the amount paid therefor;
                  2. The legality of the sale of any Securities by or for the account of the Series, or the propriety of the amount for which the same are sold;

                  3. The legality of the issue or sale of any shares of the Series, or the sufficiency of the amount to be received therefor;
                  4. The legality of the redemption of any shares of the Series, or the propriety of the amount to be paid therefor;
                  5. The legality of the declaration or payment of any dividend by the Fund in respect of shares of the Series;
                  6. The legality of any borrowing by the Series on behalf of the Fund, using Securities as collateral;
         C. The Custodian shall not be under any duty or obligation to take action to effect collection of any amount due to the Series from any Dividend and Transfer Agent of the Fund nor to take any action to effect payment or distribution by any Dividend and Transfer Agent of the Fund of any amount paid by the Custodian to any Dividend and Transfer Agent of the Fund in accordance with this Agreement.
         D. Notwithstanding Section D of Article V, the Custodian shall not be under any duty or obligation to take action to effect collection of any amount, if the Securities upon which such amount is payable are in default, or if payment is refused after due demand or presentation, unless and until (i) it shall be directed to take such action by a Written Instruction and (ii) it shall be assured to its satisfaction (including prepayment thereof) of reimbursement of its costs and expenses in connection with any such action. Upon notification of default, the Custodian shall be obligated to provide prompt notification to the Fund.
         E. The Fund acknowledges and hereby authorizes the Custodian to hold Securities through its various agents described in Appendix B annexed hereto. The Fund hereby represents that such authorization has been duly approved by the Board of Directors of the Fund as required by the Act. The Custodian acknowledges that although certain Series Assets are held by its agents, the Custodian remains primarily liable for the safekeeping of the Series Assets.

         In addition, the Fund acknowledges that the Custodian may appoint one or more financial institutions, as agent or agents or as sub-custodian or sub-custodians, including, but not limited to, banking institutions located in foreign countries, for the purpose of holding Securities and moneys at any time owned by the Series. The Custodian shall not be relieved of any obligation or liability under this Agreement in connection with the appointment or activities of such agents or sub-custodians. Any such agent or sub-custodian shall be qualified to serve as such for assets of investment companies registered under the Act. Upon request, the Custodian shall promptly forward to the Fund any documents it receives from any agent or sub-custodian appointed hereunder which may assist directors of registered investment companies fulfill their responsibilities under Rule 17f-5 of the Act.
         F. The Custodian shall not be under any duty or obligation to ascertain whether any Securities at any time delivered to or held by it for the account of the Fund are such as properly may be held by the Series under the provisions of the Articles of Incorporation and the Fund's By-Laws.
         G. The Custodian shall treat all records and other information relating to the Fund and the Series Assets as confidential and shall not disclose any such records or information to any other person unless (i) the Fund shall have consented thereto in writing or (ii) such disclosure is required by law.
         H. The Custodian shall be entitled to receive and the Fund agrees to pay to the Custodian from the assets of the Series such compensation as shall be determined pursuant to Appendix D attached hereto, or as shall be determined pursuant to amendments to such Appendix D. The Custodian shall be entitled to charge against any money held by it for the account of the Series, the amount of any of its fees, any loss, damage, liability or expense, including counsel fees relating to such Series. The expenses which the Custodian may charge against the account of the Series include, but are not limited to, the expenses of agents or sub-custodians incurred in settling transactions involving the purchase and sale of Securities of the Fund.
         I. The Custodian shall be entitled to rely upon any Oral Instructions and any Written Instructions. The Fund agrees to forward to the Custodian Written Instructions confirming Oral Instructions in such a manner so that such Written Instructions are received by the Custodian, whether by hand delivery, facsimile or otherwise, not later than the following business day on which such Oral Instructions were given. The Fund agrees that the failure of the Custodian to receive such confirming instructions shall in no way affect the validity of the transactions or enforceability of the transactions hereby authorized by the Fund. The Fund agrees that the Custodian shall incur no greater liability to the Fund for acting upon Oral
Instructions given to the Custodian hereunder concerning such transactions than would arise as to a similar transaction pursuant to a Written Instruction.
         J. The Custodian will (i) set up and maintain proper books of account and complete records of all transactions in the accounts maintained by the Custodian hereunder in such manner as will meet the obligations of the Fund under the Act, with particular attention to Section 31 thereof and Rules 31a-1 and 31a-2 thereunder and those records are the property of the Fund, and (ii) preserve for the periods prescribed by applicable
Federal statute or regulation all records required to be so preserved. All such books and records shall be the property of the Fund, and shall be open to inspection and audit at reasonable times and with prior notice by Officers and auditors employed by the Fund.
         K. The Custodian shall send to the Fund any report received on the systems of internal accounting control of the Custodian, or its agents or sub-custodians, as the Fund may reasonably request from time to time.
         L. The Custodian performs only the services of a custodian and shall have no responsibility for the management, investment or reinvestment of the Securities from time to time owned by the Fund. The Custodian is not a selling agent for shares of the Series and performance of its duties as custodian shall not be deemed to be a recommendation to the Fund's depositors or others of shares of the Series as an investment.
         M. The Custodian shall take all reasonable action, that the Fund may from time to time request, to assist the Fund in obtaining favorable opinions from the Fund's independent accountants, with respect to the Custodian's activities hereunder, in connection with the preparation of the Fund's Form
N-1A, Form N-SAR, or other annual reports to the Securities and Exchange Commission.
         N. The Fund hereby pledges to and grants the Custodian a security interest in any Series Assets to secure the payment of any liabilities of the Series to the Custodian, whether acting in its capacity as Custodian or otherwise, or on account of money borrowed from the Custodian. This pledge is in addition to any other pledge of collateral by the Fund to the Custodian.

                                                    ARTICLE  X
                                                    Termination

         A. Either of the parties hereto may terminate this Agreement for any reason by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than ninety (90) days after the date of giving of such notice. If such notice is given by the Fund, it shall be accompanied by a copy of a resolution of the Board of Directors of the Fund, certified by the Secretary of the Fund, electing to terminate this Agreement and designating a successor custodian or custodians. In the event such notice is given by the Custodian, the Fund shall, on or before the termination date, deliver to the Custodian a copy of a resolution of the Board of Directors of the Fund, certified by the Secretary, designating a successor custodian or custodians to act on behalf of the Fund. In the absence of such designation by the Fund, the Custodian may designate a successor custodian which shall be a bank or trust company having not less than $100,000,000 aggregate capital, surplus, and undivided profits. Upon the date set forth in such notice this Agreement shall terminate, and the Custodian, provided that it has received a notice of acceptance by the successor custodian, shall deliver, on that date, directly to the successor custodian all Securities and moneys then owned by the Fund and held by it as Custodian. Upon termination of this Agreement, the Fund shall pay to the Custodian on behalf of the Fund such compensation as may be due as of the date of such termination. The Fund agrees on behalf of the Fund that the

Custodian shall be reimbursed for its reasonable costs in connection with the termination of this Agreement.
         B. If a successor custodian is not designated by the Fund, or by the Custodian in accordance with the preceding paragraph, or the designated successor cannot or will not serve, the Fund shall, upon the delivery by the Custodian to the Fund of all Securities (other than Securities held in the Book-Entry System which cannot be delivered to the Fund) and moneys then owned by the Fund, be deemed to be the custodian for the Fund, and the Custodian shall thereby be relieved of all duties and responsibilities pursuant to this Agreement, other than the duty with respect to Securities held in the Book-Entry System, which cannot be delivered to the Fund, which shall be held by the Custodian in accordance with this Agreement.

                                                    ARTICLE XI
                                                   MISCELLANEOUS
         A. Appendix A sets forth the names and the signatures of all Authorized Persons, as certified by the Secretary of the Fund. The Fund agrees to furnish to the Custodian a new Appendix
A in form similar to the attached Appendix A, if any present
Authorized Person ceases to be an Authorized Person or if any other or additional Authorized Persons are elected or appointed.
Until such new Appendix A shall be received, the Custodian shall be fully protected in acting under the provisions of this Agreement upon Oral Instructions or signatures of the then current Authorized Persons as set forth in the last delivered
Appendix A.
         B. No recourse under any obligation of this Agreement or for any claim based thereon shall be had against any organizer, shareholder, Officer, Director, past, present or future as such, of the Fund or of any predecessor or successor, either directly or through the Fund or any such predecessor or successor, whether by virtue of any constitution, statute or rule of law or equity, or be the enforcement of any assessment or penalty or otherwise;
it being expressly agreed and understood that this Agreement and the obligations thereunder are enforceable solely against the Fund, and that no such personal liability whatever shall attach to, or is or shall be incurred by, the organizers, shareholders,

Officers, Directors of the Fund or of any predecessor or successor, or any of them as such. To the extent that any such liability exists, it is hereby expressly waived and released by the Custodian as a condition of, and as a consideration for, the execution of this Agreement.
         C. The obligations set forth in this Agreement as having been made by the Fund have been made by the Board of Directors, acting as such Directors for and on behalf of the Fund, pursuant to the authority vested in them under the laws of the State of Maryland, the Articles of Incorporation and the By-Laws of the Fund. This Agreement has been executed by Officers of the Fund as officers, and not individually, and the obligations contained herein are not binding upon any of the Directors, Officers, agents or holders of shares, personally, but bind only the Fund.
         D. Provisions of the Prospectus and any other documents (including advertising material) specifically mentioning the Custodian (other than merely by name and address) shall be reviewed with the Custodian by the Fund prior to publication and/or dissemination or distribution, and shall be subject to the consent of the Custodian.
         E. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Custodian, shall be sufficiently given if addressed to the Custodian and mailed or delivered to it at its offices at Star Bank Center, 425 Walnut
Street, M. L. 6118, Cincinnati, Ohio 45202, attention Mutual Fund Custody Department, or at such other place as the Custodian may from time to time designate in writing.
         F. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Fund shall be sufficiently given when delivered to the Fund or on the second business day following the time such notice is deposited in the U.S. mail postage prepaid and addressed to the Fund at its office at 1500 Forest Avenue, Suite 223, Richmond, Virginia, 23229 or at such other place as the Fund may from time to time designate in writing.
         G. This Agreement, with the exception of the Appendices,may not be amended or modified in any manner except by a written agreement executed by both parties with the same formality as this Agreement, and authorized and approved by a resolution of the Board of Directors of the Fund.
         H. This Agreement shall extend to and shall be binding upon the parties hereto, and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Fund or by the Custodian, and no attempted assignment by the Fund or the Custodian shall be effective without the written consent of the other party hereto.
         I. This Agreement shall be construed in accordance with the laws of the State of Ohio.
         J. This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

















         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective Officers, thereunto duly authorized as of the day and year first above written.



                                                       The World Funds, Inc.

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ATTEST:                                          By: _________________________
                                                          John Pasco, III
__________________                                        Chairman







                                                      Star Bank, N.A.


ATTEST:                                           By: _________________________
                                                         Marsha A. Croxton
__________________                                      Vice President



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

                                                    APPENDIX A


         Authorized Persons                 Specimen Signatures


Chairman:


President:


Secretary:


Treasurer:


Controller:


Adviser Employees:





Transfer Agent/Fund Accountant

Employees:

                                                    APPENDIX  B




The following agents are employed currently by Star Bank, N.A. for securities processing and control . . .


                  The Depository Trust Company (New York)
                  7 Hanover Square
                  New York, NY  10004

                  The Federal Reserve Bank
                  Cincinnati and Cleveland Branches

                  Bankers Trust Company
                  16 Wall Street
                  New York, NY  10005
                (For Foreign Securities and certain non-DTC eligible Securities)

                                                    APPENDIX  C

                                            Standards of Service Guide

                                                    APPENDIX  D

                                             Schedule of Compensation

                                                FUND SERVICES, INC.

                                             TRANSFER AGENT AGREEMENT


         THIS AGREEMENT, dated   August 19, 1997, between THE WORLD FUNDS, INC.
(the "Fund"), a corporation operating as an open-end investment company under the Investment Company Act of 1940, duly organized and existing under the laws of the State of Maryland, and FUND SERVICES, INC., a corporation organized under the laws of the State of Virginia ("FSI"), provides as follows:
         WHEREAS, FSI has agreed to act as transfer agent for the purpose of recording the transfer, issuance and redemption of Shares of the Fund, transferring the Shares of the Fund, disbursing dividends and other distributions to Shareholders, filing various tax forms, mailing shareholder information and receiving and responding to various shareholder inquiries;
         NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the parties do hereby agree as follows:
         SECTION 1. The Fund hereby appoints FSI as its transfer agent and FSI agrees to act in such capacity upon the terms set forth in this Agreement.
         SECTION 2. The Fund shall furnish to FSI a supply of blank Share Certificates of each Series and, from time to time, will renew such supply upon FSI's request. Blank Share Certificates shall be signed manually or by facsimile signatures of officers of the Fund and, if required by FSI, shall bear the Fund's seal or a facsimile thereof.
         SECTION 3. FSI shall make original issues of Shares of each Series in accordance with SECTIONS 13 and 14 below and the Fund's then current prospectus, upon receipt of (i) Written Instructions requesting the issuance,
(ii) a certified copy of a resolution of the Fund's Board of Directors authorizing the issuance, (iii) necessary funds for the payment of any original issue tax applicable to such additional Shares, (iv) an opinion of the Fund's counsel as to the legality and validity of the issuance, which opinion may provide that it is contingent upon the filing by the Fund of an appropriate notice with the Securities and Exchange Commission, as required by Rule 24f-2 of the Investment Company Act of 1940, as amended from time to time. If the opinion described in (iv) above is contingent upon a filing under such rule, the Fund shall fully indemnify FSI for any liability arising from the failure of the Fund to comply with such rule.
         SECTION 4. Transfers of Shares of each Series shall be registered and, subject to the provisions of SECTION 10, new Share Certificates shall be issued by FSI upon surrender of outstanding Share Certificates in the form deemed by FSI to be properly endorsed for transfer, which form shall include
(i) all necessary endorsers' signatures guaranteed by a member firm of a national securities exchange or a domestic commercial bank, (ii) such assurances as FSI may deem necessary to evidence the genuineness and effectiveness of each endorsement and (iii) satisfactory evidence of compliance with all applicable laws relating to the payment or collection of taxes. FSI shall take reasonable measures as instructed by the Fund and agreed upon by FSI to enable the Fund to identify proposed transfers that, if effected, will likely cause the Fund to fall within the Internal Revenue Code definitions of a personal holding company and shall not make such transfers contrary to the Fund's instructions without the prior written approval of the Fund and its counsel.
         SECTION 5. FSI shall forward Share Certificates in "non-negotiable" form by first-class or registered mail, or by whatever means FSI deems equally reliable and expeditious. While in transit to the addressee, all deliveries of Share Certificates shall be insured by FSI as it deems appropriate. FSI shall not mail Share Certificates in "negotiable" form, unless requested in writing by the Fund and fully indemnified by the Fund to FSI's satisfaction.
         SECTION 6. In registering transfers of Shares of each Series, FSI may rely upon the Uniform Commercial Code or any other statutes that, in the opinion of FSI's counsel, protect FSI and the Fund from liability arising from
(i) not requiring complete documentation, (ii) registering a transfer without an adverse claim inquiry, (iii) delaying registration for purposes of such inquiry, or (iv) refusing registration whenever an adverse claim requires such refusal.
         SECTION 7.FSI may issue new Share Certificates in place of those lost, destroyed or stolen, upon receiving indemnity satisfactory to FSI and may issue new Share Certificates in exchange for, and upon surrender of, mutilated Share Certificates as FSI deems appropriate.
         SECTION 8. Unless otherwise directed by the Fund, FSI may issue or register Share Certificates reflecting the signature, or facsimile thereof, of an officer who has died, resigned or been removed by the Fund. The Fund shall file promptly with FSI any approvals, adoptions, or ratifications of such actions as may be required by law or FSI.

         SECTION 9.FSI shall maintain customary stock registry records for each Series in the Fund, noting the issuance, transfer or redemption of Shares and the issuance and transfer of Share Certificates. FSI may also maintain for each Series an account entitled "Unissued Certificate Account," in which it will record the Shares, and fractions thereof, issued and outstanding from time to time for which issuance of Share Certificates has not been requested. FSI is authorized to keep records for each Series, containing the names and last known addresses of Shareholders and Planholders, and the number of Shares, and fractions thereof, from time to time owned by them for which no Share Certificates are outstanding. Each Shareholder or Planholder will be assigned a single account number for each Series, even though Shares held under each Plan and Shares for which Certificates have been issued will be accounted for separately. Whenever a Shareholder deposits Shares represented by Share Certificates in a Plan that permits the deposit of Shares thereunder, FSI upon receipt of the Share Certificates registered in the name of the Shareholder (or if not registered, in proper form for transfer), shall cancel such Share Certificates, debit the Shareholder's individual account, credit the Shares to the Unissued Share Certificate Account pursuant to SECTION 10 below and credit the deposited Shares to the proper Plan account.
         SECTION 10.FSI shall issue Share Certificates for Shares of each Series only upon receipt of a written request from a Shareholder. If Shares are purchased without such request, FSI shall merely note on its stock registry records the issuance of the Shares and fractions thereof and credit the Unissued Certificate Account and the respective Shareholders' accounts with the Shares. Whenever Shares, and fractions thereof, owned by Shareholders are surrendered for redemption, FSI may process the transactions by making appropriate entries in the stock transfer records, and debiting the Unissued Certificate Account and the record of issued Shares outstanding; it shall be unnecessary for FSI to reissue Share Certificates in the name of the Fund.
         SECTION 11. FSI shall also perform the usual duties and functions required of a stock transfer agent for a corporation, including but not limited to (i) issuing Share Certificates as Treasury Shares, as directed by Written Instructions, and (ii) transferring Share Certificates from one Shareholder to another in the usual manner. FSI may rely conclusively and act without further investigation upon any list, instruction, certification, authorization, Share Certificate or other instrument or paper reasonably believed by it in good faith to be genuine and unaltered, and to have been signed, countersigned or executed or authorized by a duly-authorized person or persons, or by the Fund, upon the advice of counsel for the Fund or for FSI, or upon the net asset value quotation of the Service Agent, as hereinafter defined. FSI may record any transfer of Share Certificates which it reasonably believes in good faith to have been duly-authorized, or may refuse to record any transfer of Share Certificates if, in good faith, it deems such refusal necessary in order to avoid any liability on the part of either the Fund or FSI. The Fund agrees to indemnify and hold harmless FSI from and against any and all losses, costs, claims, and liability that it may suffer or incur by reason of such good faith reliance, action or failure to act.
         SECTION 12. FSI shall notify the Fund of any request or demand for the inspection of the Fund's share records. FSI shall abide by the Fund's instructions for granting or denying the inspection; provided, however, FSI may grant the inspection without such instructions if it is advised by its counsel that failure to do so will result in liability to FSI.
         SECTION 13. For purposes of this Section, the Fund hereby instructs FSI to consider Shareholder and Planholder payments as federal funds on the day indicated below:
         (a) for a wire received prior to 12:00 noon Eastern time, on the same day;
         (b) for a wire received on or after 12:00 noon Eastern time, on the next business day;
         (c) for a check received prior to 12:00 noon Eastern time, on the second business day following receipt; and
         (d) for a check received on or after 12:00 noon Eastern time, on the third business day following receipt.
Immediately after 4:00 p.m. Eastern time or such other time as the Fund may reasonably specify for any Series (the "Valuation Time") on each day that the Fund and FSI are open for business, FSI shall obtain from the Fund's service agent, as specified by the Fund in writing to FSI (the "Service Agent"), a quotation (on which it may conclusively rely) of the net asset value, determined as of the Valuation Time on that day. On each day FSI is open for business, it shall use the net asset value determined by the Service Agent to compute the number of Shares and fractional Shares to be purchased and the aggregate purchase proceeds to be deposited with the Custodian. As necessary but no more frequently than daily (unless a more frequent basis is agreed to by FSI), FSI shall place a purchase order with the Custodian for the proper number of Shares and fractional Shares to be purchased and promptly thereafter shall send written confirmation of such purchase to the Custodian and the Fund.
         SECTION 14. Having made the calculations required by SECTION 13, FSI shall thereupon pay the Custodian the aggregate net asset value of Shares of each Series purchased. The aggregate number of Shares and fractional Shares purchased shall then be issued daily and credited by FSI to the Unissued Certificate Account. FSI shall also credit each Shareholder's separate account with the number of shares purchased by such Shareholder. FSI shall promptly thereafter mail written confirmation of the purchase to each Shareholder or Planholder, and if requested, to a specified broker-dealer and the Fund. Each confirmation shall indicate the prior Share balance, the new Share balance, the Shares held under a Plan (if any), the Shares for which Share Certificates are outstanding (if any), the amount invested and the price paid for the newly-purchased Shares.
         SECTION 15. Prior to the Valuation Time on each business day, as specified in accordance with SECTION 13 above, FSI shall process all requests to redeem Shares of each Series and advise the Custodian of (i) the total number of Shares of each Series available for redemption and (ii) the number of Shares and fractional Shares of each Series requested to be redeemed. Upon confirmation of the net asset value, FSI shall notify the Fund and the Custodian of the redemption, apply the redemption proceeds in accordance with
SECTION 16 and the Fund's prospectus, record the redemption in the stock registry books, and debit the redeemed Shares from the Unissued Certificate Account and the individual account of the Shareholder or Planholder.
         In lieu of carrying out the redemption procedures described in the preceding paragraph, FSI may, at the request of the Fund, sell Shares of each Series to the Fund as repurchases from Shareholders and/or Planholders, provided that the sales price is not less than the applicable redemption price. The redemption procedures shall then be appropriately modified.

         SECTION 16. The proceeds of redemption shall be remitted by FSI in accordance with the Fund's then current prospectus as follows:
         (a) By check mailed to the Shareholder or Planholder at his last known address. The request and stock certificates, if any, for Shares being redeemed must reflect a guarantee of the owner's signature by a domestic commercial bank or trust company or a member firm of a national securities exchange. If Share Certificates have not been issued to the redeeming Shareholder or Planholder, the signature of the Shareholder or Planholder on the redemption request must be similarly guaranteed. The Fund may authorize
FSI in writing to waive the signature guarantee for any specific transaction or classes of transactions;
         (b) By wire to a designated bank or broker upon telephone request, without signature guarantee, if such redemption procedure has been elected on the Shareholder's or Planholder's account information form. Any change in the designated bank or broker account will be acted upon by FSI only if made in writing by the Planholder or Shareholder, with signature guaranteed as required by paragraph (a) above;
         (c) In case of an expedited telephone redemption, by check payable to the Shareholder or Planholder of record and mailed for deposit to the bank account designated in the Shareholder account information form;
         (d) By other procedures commonly followed by mutual funds,as set forth in Written Instructions from the Fund and mutually agreed upon by the Fund and FSI.
         For purposes of redemption of shares of any Series that have been purchased by check within fifteen (15) days prior to receipt of the redemption request, the Fund shall provide FSI with Written Instructions concerning the time within which such requests may be honored.
         The authority of FSI to perform its responsibilities under SECTIONS 15 and 16 shall be suspended if FSI receives notice of the suspension of the determination of the Fund's net asset value.
         SECTION 17.Upon the declaration of each dividend and each capital gains distribution by the Fund's Board of Directors, the Fund shall notify FSI of the date of such declaration, the amount payable per share, the record date for determining the Shareholders entitled to payment, the payment and the reinvestment date price.

         SECTION 18. On or before each payment date the Fund will transfer, or cause the Custodian to transfer, to FSI the total amount of the dividend or distribution currently payable. FSI will, on the designated payment date, reinvest all dividends in additional shares and shall thereupon pay the Custodian the aggregate net asset value of the additional shares and shall promptly mail to each Shareholder or Planholder at his last known address, a statement showing the number of full and fractional shares (rounded to three decimal places) then owned by the Shareholder or Planholder and the net asset value of such shares; provided, however, that if a Shareholder or Planholder elects to receive dividends in cash, FSI shall prepare a check in the appropriate amount and mail it to him at his last known address within five
(5) business days after the designated payment date.
         SECTION 19. FSI shall maintain records regarding the issuance and redemption of Shares of each Series and dividend reinvestments. Such records will list the transactions effected for each Shareholder and Planholder and the number of Shares and fractional Shares owned by each for which no Share Certificates are outstanding. FSI agrees to make available upon request and to preserve for the periods prescribed in Rule 31a-2 of the Investment Company Act of 1940 any records related to services provided under this Agreement and required to be maintained by Rule 31a-1 of such Act. FSI acknowledges that these records are the property of the Fund and will surrender same to the Fund promptly on request.
         SECTION 20. FSI shall maintain those records necessary to enable the Fund to file, in a timely manner, Form N-SAR (Semi-annual report) or any successor monthly, quarterly or annual report required by the Investment
Company Act of 1940, or rules and regulations thereunder.
         SECTION 21. FSI shall cooperate with the Fund's independent public accountants and shall take reasonable action to make all necessary information available to such accountants for the performance of their duties.
         SECTION 22. In addition to the services described above, FSI will perform other services for the Fund as mutually agreed upon in writing from time to time, including but not limited to preparing and filing federal tax forms with the Internal Revenue Service, mailing federal tax information to Shareholders, mailing semi-annual Shareholder reports, preparing the annual list of Shareholders and mailing notices of Shareholders' meetings, proxies and proxy statements. FSI shall answer Shareholder inquiries related to their share accounts and other correspondence requiring an answer from the Fund.
FSI shall maintain dated copies of written communications from Shareholders, and replies thereto.
         SECTION 23. Nothing contained in this Agreement is intended to or shall require FSI, in any capacity hereunder, to perform any functions or duties on any holiday, weekend or weekday on which day FSI or the New York Stock
Exchange is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the New York Stock Exchange and FSI are open, unless otherwise required by law; provided, however, that all purchase or redemption requests received by the Fund for a date on which the Exchange is open but FSI is not shall be priced and executed "as of" such date on the next business day FSI is open, unless otherwise required by law.
         SECTION 24. The Fund agrees to pay FSI compensation for its services as set forth in Schedule A attached hereto, or as shall be set forth in written amendments to such Schedule approved by the Fund and FSI from time to time.
         SECTION 25. FSI shall not be liable for any taxes, assessments or governmental charges that may be levied or assessed on any basis whatsoever in connection with the Fund, or any Plan thereof, Shareholder or Planholder, excluding taxes assessed against FSI for compensation received by it hereunder.
         SECTION 26. FSI shall not be liable for any non-negligent action taken in good faith and reasonably believed by FSI to be within the powers conferred upon it by this Agreement. The Fund shall indemnify FSI and hold it harmless from and against any and all losses, claims, damages, liabilities or expenses (including reasonable expenses for legal counsel) arising directly or indirectly out of or in connection with this Agreement; provided such loss, claim, damage, liability or expense is not the direct result of FSI's negligence or willful misconduct, and provided further that FSI shall give the Fund notice and reasonable opportunity to defend any such loss, claim, etc. in the name of the Fund or FSI, or both. Without limiting the foregoing:
         (a) FSI may rely upon the advice of the Fund or counsel to the Fund or FSI, and upon statements of accountants, brokers and other persons believed by FSI in good faith to be experts in the matters upon which they are consulted.

FSI shall not be liable for any action taken in good faith reliance upon such advice or statements;
         (b) FSI shall not be liable for any action reasonably taken in good faith reliance upon any Written Instructions, Oral Instructions, including the Service Agent's net asset value quotation, or certified copy of any resolution of the Fund's Board of Directors; provided, however, that upon receipt of a Written Instruction countermanding a prior Written or Oral Instruction that has not been fully executed by FSI, FSI shall verify the content of the second Written Instruction and honor it, to the extend possible. FSI may rely upon the genuineness of any such document, or copy thereof, reasonably believed by FSI in good faith to have been validly executed; and
         (c) FSI may rely,and shall be protected by the Fund in acting upon any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other paper or document reasonably believed by it in good faith to be genuine and to have been signed or presented by the purchaser, Fund or other proper party or parties.
         (d) The Fund shall, as soon as possible, amend its prospectus to conform with the provisions of this Agreement and make all necessary filings of the amended prospectus, and shall indemnify FSI for any loss, claim or expense resulting from FSI's reliance upon the Fund's representations in this Agreement, notwithstanding a contrary representation in its prospectus.
         SECTION 27. Upon receipt of Written Instructions, FSI is authorized to make payment upon redemption of Shares without a signature guarantee. The
Fund hereby agrees to indemnify and hold FSI harmless from any and all expenses, damages, claims, suits, liabilities, action, demands or losses whatsoever arising out of or in connection with a payment by FSI for redemption of Shares without a signature guarantee. Upon the request of FSI, the Fund shall assume the entire defense of any such action, suit or claim.
FSI shall notify the Fund in a timely manner of any such action, suit or claim.
         SECTION 28. The Fund shall deliver or cause to be delivered over to FSI
(i) an accurate list of Shareholders of the Fund, showing each Shareholder's last known address, number of Shares owned and whether such shares are represented by outstanding Share Certificates or by non-certificated share accounts, (ii) all records relating to Plans of the Fund, including original applications signed by the Planholders and original plan accounts recording payment, deductions, reinvestments, withdrawals and liquidations and (iii) all shareholder records, files, and other materials necessary or appropriate for proper performance of the functions assumed by FSI under this Agreement (collectively referred to as the "Materials"). The Fund shall indemnify and hold FSI harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses arising out of or in connection with any error, omission, inaccuracy or other deficiency of such Materials, or out of the failure of the Fund to provide any portion of the Materials or to provide any information needed by FSI to knowledgeably perform its functions.
         SECTION 29. FSI shall, at all times, act in good faith and shall use whatever methods it deems appropriate to ensure the accuracy of all services performed under this Agreement. FSI shall be liable only for loss or damage due to errors caused by FSI's negligence, bad faith or willful misconduct or that of its employees.
         SECTION 30.This Agreement may be amended from time to time by a written supplemental agreement executed by the Fund and FSI and without notice to or approval of the Shareholders or Planholders; provided the intent and purposes of any Plan, as stated from time to time in the Fund's prospectus, are observed. The parties hereto may adopt procedures as may be appropriate or practical under the circumstances, and FSI may conclusively rely on the determination of the Fund that any procedure that has been approved by the Fund does not conflict with or violate any requirement of its Articles of Incorporation, By-Laws or prospectus, or any rule, regulation or requirement of any regulatory body.
         SECTION 31. The Fund shall file with FSI a certified copy of the operative resolution of its Board of Directors authorizing the execution of Written Instructions or the transmittal of Oral Instructions.
         SECTION 32.The terms, as defined in this Section, whenever used in this Agreement or in any amendment or supplement hereto, shall have the meanings specified below, insofar as the context will allow:
         (a)  The Fund:  The term Fund shall mean The World Funds, Inc.
         (b)  Custodian:  The term Custodian shall mean Star Bank, NA

         (c) Series: The term Series shall mean The Sand Hill Portfolio Managers Fund and any series that the Fund shall subsequently establish.
         (d) Securities: The term Securities shall mean bonds, debentures, notes, stocks, shares, evidences of indebtedness, and other securities and investments from time to time owned by the Fund.
         (e) Share Certificates: The term Share Certificates shall mean the stock certificates for the Shares of the Fund.
         (f) Shareholders: The term Shareholders shall mean the registered owners from time to time of the Shares of the Fund, as reflected on the stock registry records of the Fund.
         (g) Shares: The term Shares shall mean the issued and outstanding shares of common stock of the Fund.
         (h) Oral Instructions: The term Oral Instructions shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to FSI in person or by telephone, vocal telegram or other electronic means, by a person or person reasonably believed in good faith by
FSI to be a person or person authorized by a resolution of the Board of Directors of the Fund to give Oral Instructions on behalf of the Fund. Each Oral Instruction shall specify whether it is applicable to the entire Fund or a specific Series of the Fund.
         (i) Written Instructions: The term Written Instructions shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to FSI in original writing containing original signatures, or a copy of such document transmitted by telecopy, including transmission of such signature, or other mechanical or documentary means, at the request of a person or persons reasonably believed in good faith by FSI to be a person or persons authorized by a resolution of the Board of Directors of the Fund to give Written Instructions on behalf of the Fund. Each Written Instruction shall specify whether it is applicable to the entire Fund or a specific Series of the Fund.
         (j) Plan: The term Plan shall include such investment plan, dividends or capital gains reinvestment plans, systematic withdrawal plans or other types of plans set forth in the then current prospectus of the Fund (excluding any qualified retirement plan that is a Shareholder of the Fund) in form acceptable to FSI, adopted by the Fund from time to time and made available to its Shareholders, including plans or accounts by self-employed individuals or partnerships.
         (k) Planholder: The term Planholder shall mean a Shareholder who, at the time of reference, is participating in a Plan, including any underwriter, representative or broker-dealer.
         SECTION 33. In the event that any check or other order for the payment of money is returned unpaid for any reason, FSI shall promptly notify the Fund of the non-payment.
         SECTION 34. Either party may give sixty (60) days written notice to the other of the termination of this Agreement, such termination to take effect at the time specified in the notice.
         SECTION 35. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties.
         Notice to the Fund shall be given as follows until further notice:
                  THE WORLD FUNDS, INC.
                  1500 Forest Avenue, Suite 223
                  Richmond, Virginia  23229
                  Attention:  Mr. John Pasco, III, Chairman
         Notice to FSI shall be given as follows until further notice:
                  FUND SERVICES, INC.
                  1500 Forest Avenue, Suite 111
                  Richmond, Virginia  23229
                  Attention:  Mr. William R. Carmichael, Jr., President
         SECTION 36. The Fund represents and warrants to FSI that the execution and delivery of this Transfer Agent Agreement by the undersigned officer of the Fund has been duly and validly authorized by resolution of the Fund's
Board of Directors. FSI represents and warrants to the Fund that the execution and delivery of this Agreement by the undersigned officer of FSI has also been duly and validly authorized.
         SECTION 37.This Agreement may be executed in more than one counterpart, each of which shall be deemed to be an original.
         SECTION 38.This Agreement shall extend to and shall bind the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Fund without the written consent of FSI or by FSI without the written consent of the Fund, authorized or approved by a resolution of the Fund's Board of Directors.
         SECTION 39.This Agreement shall be governed by the laws of the State of Virginia.
         WITNESS the following signatures:


                                                     THE WORLD FUNDS, INC.

                                                     By:

                                                     Title:

                                                     Date:


                                                     FUND SERVICES, INC.

                                                     By:

                                                     Title:

                                                     Date:

                      ATTACHMENT A

                                                              FEE SCHEDULE

  I.  Account Maintenance Fees - Per Fund:

                        0 - 5,000 Accounts - $11.00 per account per year
                   5,001 - 15,000 Accounts - $10.00 per account per year
                    Over   15,000 Accounts - $ 9.50 per account per year

                  Applicable fees billed monthly at 1/12 the annual rate for each month the account is open. Accounts in each fund that exceeds minimum billing will be aggregated to determine pricing break points.

 II.  Transaction/Processing Fees:

                           Open New Account - $2.50
                Partial or Total Redemption - $2.50
      Tax Statement or other Transaction - $1.00
                              Addition to Account - $1.00
                            Dividend/Distribution - $1.00
                           (In excess of two per year)
                           (Plus statement charges)

                           Fees incurred will be billed monthly

III.     Other Specified Charges:

                  Blue Sky Reports (Under 1,000 S/H) - $10.00
                  Blue Sky Reports (Under 5,000 S/H) - $15.00
                  Blue Sky Reports (Over  5,000 S/H) - $25.00
                  Shareholder List (Under 2,500 S/H) - $15.00
                  Shareholder List (Over  2,500 S/H) - $25.00

 IV.  Minimum Fee:

               The minimum annual fee is $16,500.00 per fund and is payable at the rate $1,375.00 per month. The minimum covers account maintenance fees and regular purchase/redemption transaction fees only. Any new funds started by The World Funds, Inc., will receive a reduced minimum of $12,000.00 for the first twelve months of operation.

  V.  Conversion Fees:

                  Conversion Fees for acquired funds will be billed at the new account rate per account converted plus programming and out of pocket costs.

  V.  Out of Pocket Costs:

                  The cost of forms, postage, stationery, outside mailing services, microfilm or magnetic tape data transfer etc. will be in addition to the fees listed above.

                      ATTACHMENT A


 VI.  Term of Agreement

Notwithstanding the Notice of Termination provisions of SECTION 34 of the Basic Agreement, the Initial term of this contract will be 24 months from the date of execution. The above fees are guaranteed for the initial term. This contract may be extended beyond such initial term upon mutual agreement of the Funds and FSI.

                                         ADMINISTRATIVE SERVICES AGREEMENT



      Administrative Services Agreement (the "Agreement") dated August 19, 1997, by and between THE WORLD FUNDS, INC. (the "Fund"), a diversified, open-end management investment company, duly organized as a corporation in accordance with the laws of the State of Maryland, and COMMONWEALTH SHAREHOLDER SERVICES, INC. ("CSS"), a corporation duly organized as a corporation in accordance with the laws of the Commonwealth of Virginia.

                         WITNESSETH THAT:

         WHEREAS, the Fund desires to appoint CSS as its Administrative Services Agent, for and on behalf of the SAND HILL PORTFOLIO MANAGER FUND series (the "Portfolio"), to perform certain recordkeeping and shareholder servicing functions required of a duly registered investment company to comply with certain provisions of federal, state and local law, rules and regulations, and, as is required, to assist the Fund in preparing and filing certain financial reports, and further to perform certain daily functions in connection with on-going operations of the Fund and the Portfolio, and provide ministerial services to implement the investment decisions of the Fund and the investment advisor of the Portfolio, Sand Hill Advisers, Inc. (the "Advisor"); and

         WHEREAS, CSS is willing to perform such functions upon the terms and conditions herein set forth;

         NOW, THEREFORE, in consideration of the premises and of the mutual covenants herein contained, the parties hereto, intending to be legally bound, agree as follows:

       Section 1. CSS shall examine and review all records and documents of the Portfolio pertaining to its duties under this Agreement in order to determine and/or recommend how such records and documents shall be maintained.

      Section 2. CSS shall, as necessary for such purposes, advise the Fund and its agents of the information which is deemed to be "necessary" for the performance of its duties under this Agreement, and upon receipt of necessary information and Written or Oral Instructions from the Fund, shall maintain and keep current such shareholder relations records.

         Unless the information necessary to perform the above functions is furnished in writing to CSS by the Fund or its agents (such as Custodians, Transfer Agents, etc.), CSS shall incur no liability and the Fund shall indemnify and hold harmless CSS from and against any liability arising from any discrepancy in the information received by CSS and used in the performance by CSS of its duties.

                                                        -2-





         It shall be the responsibility of the Fund to furnish CSS with the net asset value per share, declaration, record and payment dates and amounts of any dividends or income and any other special actions required concerning each of its securities.

      SS shall maintain such shareholder records above mentioned as required by regulation and as agreed upon between the Fund and CSS.
         Section 3. The Fund shall confirm to the Fund's Transfer Agent all purchases and redemptions of shares of the Portfolio effected through the Fund or its distributor, as and when such orders are accepted by the Fund or an authorized agent of the Fund designated for that purpose. CSS shall receive from the Fund's Transfer Agent daily reports of share purchases, redemptions, and total shares outstanding, and shall be accountable for the information contained in such reports of purchases and redemptions when received. It is agreed by the parties that the net asset value per share of the Fund will be calculated in accordance with Rule 22c-1 under the Investment Company Act of 1940 and as otherwise directed by the Board of Directors of the Fund.

         CSS shall reconcile its records of outstanding shares and shareholder accounts with the Fund's Transfer Agent periodically, and not less frequently than monthly.

       Section 4. CSS shall provide assistance to the Fund in the servicing of shareholder accounts, which may include telephone and written conversations, assistance in redemptions, exchanges, transfers and opening accounts as may be required from time to time. CSS shall, in addition, provide such additional administrative non-advisory management services as CSS and the Fund may from time to time agree.

         Section 5. The accounts and records maintained by CSS shall be the property of the Fund, and shall be made available to the Fund, within a reasonable period of time, upon demand. CSS shall assist the Fund's independent auditors, or any other person authorized by the Fund or, upon demand, any regulatory body as authorized by law or regulation, in any requested review of the Fund's accounts and records but shall be reimbursed for all reasonable and documented expenses and employee time invested in any such review outside of routine and normal periodic reviews. Upon receipt from the Fund of any necessary information, CSS shall assist the Fund in organizing necessary data for the Fund's completion of any necessary tax returns, questionnaires, periodic reports to shareholders and such other reports and information requests as the Fund and CSS shall agree upon from time to time.

                                                        -3-





       Section 6. CSS and the Fund may from time to time adopt procedures they agree upon, and, absent knowledge to the contrary, CSS may conclusively assume that any procedure approved by the Fund or directed by the Fund, does not conflict with or violate any requirements of Fund's Prospectuses, Articles of Incorporation, By-Laws, registration statements, orders, or any rule or regulation of any regulatory body or governmental agency. The Fund (acting through its officers or other agents) shall be responsible for notifying CSS of any changes in regulations or rules which might necessitate changes in the Fund's procedures.

    Section 7. CSS may rely upon the advice of the Fund and upon statements of the Fund's lawyers, accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and CSS shall not be liable for any actions taken in good faith upon such statements.

         Section 8. CSS shall not be liable for any actions taken in good faith reliance upon any authorized Oral Instructions, any Written Instructions, and certified copy of any resolution of the Board of Directors of the Fund or any other document reasonably believed by CSS to be genuine and to have been executed or signed by the proper person or persons.

         CSS shall not be held to have notice of any change of authority of any officer, employee or agent of the Fund until receipt of notification thereof by the Fund.

       The Fund shall indemnify and hold CSS harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses whatsoever arising out of or in connection with any error, omission, inaccuracy or other deficiency of any information provided to CSS by the Fund, or the failure of the Fund to provide any information needed by CSS knowledgeably to perform its functions hereunder. Also, the Fund shall indemnify and hold harmless CSS from all claims and liabilities (including reasonable documented expenses for legal counsel) incurred by or assessed against CSS in connection with the performance of this Agreement, except such as may arise from CSS's own negligent action, omission or willful misconduct; provided, however, that before confessing any claim against it, CSS shall give the Fund reasonable opportunity to defend against such claim in the name of the Fund or CSS or both.

     Section 9. The Fund agrees to pay CSS compensation for its services and to reimburse it for expenses, as set forth in the Schedule attached hereto, or as shall be set forth in amendments


                                                        -4-





to such schedule approved by the Fund's Board of Directors and CSS.
         Section 10. Except as required by laws and regulations governing investment companies, nothing contained in this Agreement is intended to or shall require CSS, in any capacity hereunder, to perform any functions or duties on any holiday or other day of special observance on which CSS is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the Fund and CSS are open. CSS will be open for business on days when the Fund is open for business and/or as otherwise set forth in the Fund's Prospectuses and Statements of Additional Information.

     Section 11. Either the Fund or CSS may give written notice to the other of the termination of this Agreement, such termination to take effect at the time specified in the notice, which time shall be not less than 90 days from the giving of such notice. Such termination shall be without penalty.

      Section 12. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties at their last known address, except that Oral Instructions may be given if authorized by the Board of the Fund and preceded by a certificate from the Fund's secretary so attesting.

         Notices to the Fund shall be directed to:

                  1500 Forest Ave.
                  Suite 223
                  Richmond, VA 23229

         Notices to CSS shall be directed to:

                  1500 Forest Ave.
                  Suite 223
                  Richmond, VA 23229

        Section 13. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      Section 14. This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and


                                                        -5-





assigns; provided, however, that this Agreement shall not be assignable by the Fund without the written consent of CSS, or by CSS without the written consent of the Fund, authorized or approved by a resolution of its Board of Directors.

       Section 15. For purposes of this Agreement, the terms Oral Instructions and Written Instructions shall mean:

         Oral Instructions:             The term Oral Instruction shall mean an
authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in person or by telephone, telegram, telecopy, or other mechanical or documentary means lacking a signature, by a person or persons believed in good faith by CSS to be a person or persons authorized by a resolution of the Board of Directors of the Fund, to give Oral Instructions on behalf of the Fund.

         Written Instructions: The term Written Instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in original writing containing original signatures or a copy of such document transmitted by telecopy including transmission of such signature believed in good faith by CSS to be the signature of a person authorized by a resolution of the Board of Directors of the Fund to give Written Instructions on behalf of the Fund.

         The Fund shall file with CSS a certified copy of each resolution of its Board of Directors authorizing execution of Written Instructions or the transmittal of Oral Instructions as provided above.

      Section 16. This Agreement shall be governed by the laws of the State of Maryland.
















                                                        -6-









         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their duly authorized officers as of the day and year first above written.





                                            THE WORLD FUNDS, INC.


                                            By:
                                                John Pasco, III
                                                Chairman

                                        COMMONWEALTH SHAREHOLDER SERVICES, INC.


                                         By:
                                            John Pasco, III
                                            President
















                                                        -7-




                                                   SCHEDULE A TO

                                         ADMINISTRATIVE SERVICES AGREEMENT

                                                  BY AND BETWEEN

                                             THE WORLD FUNDS, INC. AND

                                      COMMONWEALTH SHAREHOLDER SERVICES, INC.

                                                      FOR THE

                                         SAND HILL PORTFOLIO MANAGER FUND



         Pursuant to Section 9 of the Administrative Services Agreement, dated , 1997, by and between The World Funds, Inc. (the "Fund"), and
Commonwealth Shareholder Services, Inc. ("CSS"), the Sand Hill Portfolio Manager Fund series of the Fund shall pay CSS a fee calculated and paid monthly as follows:


A. For the performance of Blue Sky matters, CSS shall be paid at the rate of $30 per hour of actual time used.

B. For shareholder servicing, CSS shall be paid at the rate of $30 per hour of actual time used.

C. For all other administration, CSS shall be paid a fee at the rate of 0.2% per annum of the average daily net assets of the Sand Hill Portfolio Manager Fund series of the Fund, payable monthly, with a minimum fee of $30,000.

D. In addition to the foregoing, the Fund shall reimburse CSS, from the assets of the Portfolio, for the Portfolio's proportionate share of general expenses incurred for the Fund and for all expenses incurred by the Portfolio individually. Such out-of-pocket expenses shall include, but not be limited to: documented fees and costs of obtaining advice of counsel or accountants in connection with its services to the Fund; postage; long distance telephone; special forms required by the Fund; any travel which may be required in the performance of its duties to the Fund; and any other extraordinary expenses it may incur in connection with its services to the Fund.

                                         ADMINISTRATIVE SERVICES AGREEMENT



     Administrative Services Agreement (the "Agreement") dated October 14, 1997, by and between THE WORLD FUNDS, INC. (the "Fund"), a diversified, open-end management investment company, duly organized as a corporation in accordance with the laws of the State of Maryland, and COMMONWEALTH SHAREHOLDER SERVICES, INC. ("CSS"), a corporation duly organized as a corporation in accordance with the laws of the Commonwealth of Virginia.

                         WITNESSETH THAT:

         WHEREAS, the Fund desires to appoint CSS as its Administrative Services Agent, for and on behalf of the CSI EQUITY FUND series (the "Portfolio"), to perform certain recordkeeping and shareholder servicing functions required of a duly registered investment company to comply with certain provisions of federal, state and local law, rules and regulations, and, as is required, to assist the Fund in preparing and filing certain financial reports, and further to perform certain daily functions in connection with on-going operations of the Fund and the Portfolio, and provide ministerial services to implement the investment decisions of the Fund and the investment advisor of the Portfolio, CSI Capital Management, Inc. (the "Advisor"); and

         WHEREAS, CSS is willing to perform such functions upon the terms and conditions herein set forth;

         NOW, THEREFORE, in consideration of the premises and of the mutual covenants herein contained, the parties hereto, intending to be legally bound, agree as follows:

         Section 1. CSS shall perform for the Fund all administrative services required for the Fund to operate as a diversified, open-end management investment company registered as such with the Securities and Exchange Commission; provided, however, that CSS shall not be required to provide under this Agreement any service that CSS or another person clearly is required to provide to the Fund pursuant to a written agreement with the Fund other than this Agreement; and provided further, however, that in no event shall this sentence require CSS to provide transfer agency, custodian, distribution, or investment advisory services to the Fund. CSS shall examine and review all records and documents of the Portfolio pertaining to its duties under this Agreement in order to determine and/or recommend how such records and documents shall be maintained.

      Section 2. CSS shall, as necessary for such purposes, advise the Fund and its agents of the information which is deemed to be "necessary" for the performance of its duties under this Agreement, and upon receipt of necessary information and Written or Oral Instructions from the Fund, shall maintain and keep current such shareholder relations records.

         Unless the information necessary to perform the above functions is furnished in writing to CSS by the Fund or its agents (such as Custodians, Transfer Agents, etc.), CSS shall incur no liability and the Fund shall indemnify and hold harmless CSS from and against any liability arising from any discrepancy in the information received by CSS and used in the performance by CSS of its duties.

         It shall be the responsibility of the Fund to furnish CSS with the net asset value per share, declaration, record and payment dates and amounts of any dividends or income and any other special actions required concerning each of its securities.

      CSS shall maintain such shareholder records above mentioned as required by regulation and as agreed upon between the Fund and CSS.
         Section 3. The Fund shall confirm to the Fund's Transfer Agent all purchases and redemptions of shares of the Portfolio effected through the Fund or its distributor, as and when such orders are accepted by the Fund or an authorized agent of the Fund designated for that purpose. CSS shall receive from the Fund's Transfer Agent daily reports of share purchases, redemptions, and total shares outstanding, and shall be accountable for the information contained in such reports of purchases and redemptions when received. It is agreed by the parties that the net asset value per share of the Fund will be calculated in accordance with Rule 22c-1 under the Investment Company Act of 1940 and as otherwise directed by the Board of Directors of the Fund.

         CSS shall reconcile its records of outstanding shares and shareholder accounts with the Fund's Transfer Agent periodically, and not less frequently than monthly.

       Section 4. CSS shall provide assistance to the Fund in the servicing of shareholder accounts, which may include telephone and written conversations, assistance in redemptions, exchanges, transfers and opening accounts as may be required from time to time. CSS shall, in addition, provide such additional administrative non-advisory management services as CSS and the Fund may from time to time agree.

         Section 5. The accounts and records maintained by CSS shall be the property of the Fund, and shall be made available to the Fund, within a reasonable period of time, upon demand. CSS shall assist the Fund's independent auditors, or any other person authorized by the Fund or, upon demand, any regulatory body as authorized by law or regulation, in any requested review of the Fund's accounts and records but shall be reimbursed for all reasonable and documented expenses and employee time invested in any such review outside of routine and normal periodic reviews. Upon receipt from the Fund of any necessary information, CSS shall assist the Fund in organizing necessary data for the Fund's completion of any necessary tax returns, questionnaires, periodic reports to shareholders and such other reports and information requests as the Fund and CSS shall agree upon from time to time.

       Section 6. CSS and the Fund may from time to time adopt procedures they agree upon, and, absent knowledge to the contrary, CSS may conclusively assume that any procedure approved by the Fund or directed by the Fund, does not conflict with or violate any requirements of Fund's Prospectuses, Articles of Incorporation, By-Laws, registration statements, orders, or any rule or regulation of any regulatory body or governmental agency. The Fund (acting through its officers or other agents) shall be responsible for notifying CSS of any changes in regulations or rules which might necessitate changes in the Fund's procedures.

    Section 7. CSS may rely upon the advice of the Fund and upon statements of the Fund's lawyers, accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and CSS shall not be liable for any actions taken in good faith upon such statements.

         Section 8. CSS shall not be liable for any actions taken in good faith reliance upon any authorized Oral Instructions, any Written Instructions, and certified copy of any resolution of the Board of Directors of the Fund or any other document reasonably believed by CSS to be genuine and to have been executed or signed by the proper person or persons.

         CSS shall not be held to have notice of any change of authority of any officer, employee or agent of the Fund until receipt of notification thereof by the Fund.

       The Fund shall indemnify and hold CSS harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses whatsoever arising out of or in connection with any error, omission, inaccuracy or other deficiency of any information provided to CSS by the Fund, or the failure of the Fund to provide any information needed by CSS knowledgeably to perform its functions hereunder. Also, the Fund shall indemnify and hold harmless CSS from all claims and liabilities (including reasonable documented expenses for legal counsel) incurred by or assessed against CSS in connection with the performance of this Agreement, except such as may arise from CSS's own negligent action, omission or willful misconduct; provided, however, that before confessing any claim against it, CSS shall give the Fund reasonable opportunity to defend against such claim in the name of the Fund or CSS or both.

       CSS shall indemnify and hold the Fund harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands, and losses whatsoever

(including, without limitation, reasonable documented expenses for legal counsel) arising out of or in connection with (a) any breach by CSS of any of its representations, warranties or covenants contained in this Agreement, or
(b) CSS's negligence. CSS shall comply in all material respects with all applicable laws and regulations in performing its obligations under this Agreement.

     Section 9. The Fund agrees to pay CSS compensation for its services and to reimburse it for expenses, as set forth in the Schedule attached hereto, or as shall be set forth in amendments to such schedule approved by the Fund's Board of Directors and CSS.

         Section 10. Except as required by laws and regulations governing investment companies, nothing contained in this Agreement is intended to or shall require CSS, in any capacity hereunder, to perform any functions or duties on any holiday or other day of special observance on which CSS is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the Fund and CSS are open. CSS will be open for business on days when the Fund is open for business and/or as otherwise set forth in the Fund's Prospectuses and Statements of Additional Information.

    Section 11. Either the Fund or CSS may give written notice to the other of the termination of this Agreement, such termination to take effect at the time specified in the notice, which time shall be not less than 90 days from the giving of such notice. Such termination shall be without penalty.

     Section 12. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties at their last known address, except that Oral Instructions may be given if authorized by the Board of the Fund and preceded by a certificate from the Fund's secretary so attesting.

         Notices to the Fund shall be directed to:

                  1500 Forest Ave.
                  Suite 223
                  Richmond, VA 23229

         Notices to CSS shall be directed to:

                  1500 Forest Ave.
                  Suite 223
                  Richmond, VA 23229

        Section 13. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      Section 14. This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Fund without the written consent of CSS, or by CSS without the written consent of the Fund, authorized or approved by a resolution of its Board of Directors.

      Section 15. For purposes of this Agreement, the terms Oral Instructions and Written Instructions shall mean:

         Oral Instructions:             The term Oral Instruction shall mean an
authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in person or by telephone, telegram, telecopy, or other mechanical or documentary means lacking a signature, by a person or persons believed in good faith by CSS to be a person or persons authorized by a resolution of the Board of Directors of the Fund, to give Oral Instructions on behalf of the Fund.

         Written Instructions: The term Written Instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in original writing containing original signatures or a copy of such document transmitted by telecopy including transmission of such signature believed in good faith by CSS to be the signature of a person authorized by a resolution of the Board of Directors of the Fund to give Written Instructions on behalf of the Fund.

         The Fund shall file with CSS a certified copy of each resolution of its Board of Directors authorizing execution of Written Instructions or the transmittal of Oral Instructions as provided above.

      Section 16. This Agreement shall be governed by the laws of the State of Maryland.





















         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their duly authorized officers as of the day and year first above written.





                                            THE WORLD FUNDS, INC.


                                         By:
                                            John Pasco, III
                                            Chairman







                                         COMMONWEALTH SHAREHOLDER SERVICES, INC.

                                        By:
                                            John Pasco, III
                                            President

                                                   SCHEDULE A TO

                                         ADMINISTRATIVE SERVICES AGREEMENT

                                                  BY AND BETWEEN

                                             THE WORLD FUNDS, INC. AND

                                      COMMONWEALTH SHAREHOLDER SERVICES, INC.

                                                      FOR THE

                                                  CSI EQUITY FUND



         Pursuant to Section 9 of the Administrative Services Agreement, dated October 14, 1997, by and between The World Funds, Inc. (the "Fund"), and Commonwealth Shareholder Services, Inc. ("CSS"), the CSI Equity Fund series of the Fund shall pay CSS a fee calculated and paid monthly as follows:


A. For the performance of Blue Sky matters, CSS shall be paid at the rate of $30 per hour of actual time used.

B. For shareholder servicing, CSS shall be paid at the rate of $30 per hour of actual time used.

C. For all other administration, CSS shall be paid a fee at the rate of 0.2% per annum of the average daily net assets on the first $50 million (with a minimum fee of $30,000), 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.1% per annum of the average daily net assets over $100 million.

D. In addition to the foregoing, the Fund shall reimburse CSS, from the assets of the Portfolio, for the Portfolio's proportionate share of general expenses incurred for the Fund and for all expenses incurred by the Portfolio individually. Such out-of-pocket expenses shall include, but not be limited to: documented fees and costs of obtaining advice of counsel or accountants in connection with its services to the Fund; postage; long distance telephone; special forms required by the Fund; any travel which may be required in the performance of its duties to the Fund; and any other extraordinary expenses it may incur in connection with its services to the Fund.

                                         ADMINISTRATIVE SERVICES AGREEMENT



    Administrative Services Agreement (the "Agreement") dated October 14, 1997, by and between THE WORLD FUNDS, INC. (the "Fund"), a diversified, open-end management investment company, duly organized as a corporation in accordance with the laws of the State of Maryland, and COMMONWEALTH SHAREHOLDER SERVICES, INC. ("CSS"), a corporation duly organized as a corporation in accordance with the laws of the Commonwealth of Virginia.

                         WITNESSETH THAT:

         WHEREAS, the Fund desires to appoint CSS as its Administrative Services Agent, for and on behalf of the CSI FIXED INCOME FUND series (the
"Portfolio"), to perform certain recordkeeping and shareholder servicing functions required of a duly registered investment company to comply with certain provisions of federal, state and local law, rules and regulations, and, as is required, to assist the Fund in preparing and filing certain financial reports, and further to perform certain daily functions in connection with on-going operations of the Fund and the Portfolio, and provide ministerial services to implement the investment decisions of the Fund and the investment advisor of the Portfolio, CSI Capital Management, Inc. (the "Advisor"); and

         WHEREAS, CSS is willing to perform such functions upon the terms and conditions herein set forth;

         NOW, THEREFORE, in consideration of the premises and of the mutual covenants herein contained, the parties hereto, intending to be legally bound, agree as follows:

         Section 1. CSS shall perform for the Fund all administrative services required for the Fund to operate as a diversified, open-end management investment company registered as such with the Securities and Exchange Commission; provided, however, that CSS shall not be required to provide under this Agreement any service that CSS or another person clearly is required to provide to the Fund pursuant to a written agreement with the Fund other than this Agreement; and provided further, however, that in no event shall this sentence require CSS to provide transfer agency, custodian, distribution, or investment advisory services to the Fund. CSS shall examine and review all records and documents of the Portfolio pertaining to its duties under this Agreement in order to determine and/or recommend how such records and documents shall be maintained.

     Section 2. CSS shall, as necessary for such purposes, advise the Fund and its agents of the information which is deemed to be "necessary" for the performance of its duties under this Agreement, and upon receipt of necessary information and Written or Oral Instructions from the Fund, shall maintain and keep current such shareholder relations records.

         Unless the information necessary to perform the above functions is furnished in writing to CSS by the Fund or its agents (such as Custodians, Transfer Agents, etc.), CSS shall incur no liability and the Fund shall indemnify and hold harmless CSS from and against any liability arising from any discrepancy in the information received by CSS and used in the performance by CSS of its duties.

         It shall be the responsibility of the Fund to furnish CSS with the net asset value per share, declaration, record and payment dates and amounts of any dividends or income and any other special actions required concerning each of its securities.

     CSS shall maintain such shareholder records above mentioned as required by regulation and as agreed upon between the Fund and CSS.
         Section 3. The Fund shall confirm to the Fund's Transfer Agent all purchases and redemptions of shares of the Portfolio effected through the Fund or its distributor, as and when such orders are accepted by the Fund or an authorized agent of the Fund designated for that purpose. CSS shall receive from the Fund's Transfer Agent daily reports of share purchases, redemptions, and total shares outstanding, and shall be accountable for the information contained in such reports of purchases and redemptions when received. It is agreed by the parties that the net asset value per share of the Fund will be calculated in accordance with Rule 22c-1 under the Investment Company Act of 1940 and as otherwise directed by the Board of Directors of the Fund.

         CSS shall reconcile its records of outstanding shares and shareholder accounts with the Fund's Transfer Agent periodically, and not less frequently than monthly.

       Section 4. CSS shall provide assistance to the Fund in the servicing of shareholder accounts, which may include telephone and written conversations, assistance in redemptions, exchanges, transfers and opening accounts as may be required from time to time. CSS shall, in addition, provide such additional administrative non-advisory management services as CSS and the Fund may from time to time agree.

         Section 5. The accounts and records maintained by CSS shall be the property of the Fund, and shall be made available to the Fund, within a reasonable period of time, upon demand. CSS shall assist the Fund's independent auditors, or any other person authorized by the Fund or, upon demand, any regulatory body as authorized by law or regulation, in any requested review of the Fund's accounts and records but shall be reimbursed for all reasonable and documented expenses and employee time invested in any such review outside of routine and normal periodic reviews. Upon receipt from the Fund of any necessary information, CSS shall assist the Fund in organizing necessary data for the Fund's completion of any necessary tax returns, questionnaires, periodic reports to shareholders and such other reports and information requests as the Fund and CSS shall agree upon from time to time.

       Section 6. CSS and the Fund may from time to time adopt procedures they agree upon, and, absent knowledge to the contrary, CSS may conclusively assume that any procedure approved by the Fund or directed by the Fund, does not conflict with or violate any requirements of Fund's Prospectuses, Articles of Incorporation, By-Laws, registration statements, orders, or any rule or regulation of any regulatory body or governmental agency. The Fund (acting through its officers or other agents) shall be responsible for notifying CSS of any changes in regulations or rules which might necessitate changes in the Fund's procedures.

    Section 7. CSS may rely upon the advice of the Fund and upon statements of the Fund's lawyers, accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and CSS shall not be liable for any actions taken in good faith upon such statements.

         Section 8. CSS shall not be liable for any actions taken in good faith reliance upon any authorized Oral Instructions, any Written Instructions, and certified copy of any resolution of the Board of Directors of the Fund or any other document reasonably believed by CSS to be genuine and to have been executed or signed by the proper person or persons.

         CSS shall not be held to have notice of any change of authority of any officer, employee or agent of the Fund until receipt of notification thereof by the Fund.

       The Fund shall indemnify and hold CSS harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses whatsoever arising out of or in connection with any error, omission, inaccuracy or other deficiency of any information provided to CSS by the Fund, or the failure of the Fund to provide any information needed by CSS knowledgeably to perform its functions hereunder. Also, the Fund shall indemnify and hold harmless CSS from all claims and liabilities (including reasonable documented expenses for legal counsel) incurred by or assessed against CSS in connection with the performance of this Agreement, except such as may arise from CSS's own negligent action, omission or willful misconduct; provided, however, that before confessing any claim against it, CSS shall give the Fund reasonable opportunity to defend against such claim in the name of the Fund or CSS or both.

       CSS shall indemnify and hold the Fund harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands, and losses whatsoever (including, without limitation, reasonable documented expenses for legal counsel) arising out of or in connection with (a) any breach by CSS of any of its representations, warranties or covenants contained in this Agreement, or
(b) CSS's negligence. CSS shall comply in all material respects with all applicable laws and regulations in performing its obligations under this Agreement.

    Section 9. The Fund agrees to pay CSS compensation for its services and to reimburse it for expenses, as set forth in the Schedule attached hereto, or as shall be set forth in amendments to such schedule approved by the Fund's Board of Directors and CSS.

         Section 10. Except as required by laws and regulations governing investment companies, nothing contained in this Agreement is intended to or shall require CSS, in any capacity hereunder, to perform any functions or duties on any holiday or other day of special observance on which CSS is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the Fund and CSS are open. CSS will be open for business on days when the Fund is open for business and/or as otherwise set forth in the Fund's Prospectuses and Statements of Additional Information.

    Section 11. Either the Fund or CSS may give written notice to the other of the termination of this Agreement, such termination to take effect at the time specified in the notice, which time shall be not less than 90 days from the giving of such notice. Such termination shall be without penalty.

     Section 12. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties at their last known address, except that Oral Instructions may be given if authorized by the Board of the Fund and preceded by a certificate from the Fund's secretary so attesting.

         Notices to the Fund shall be directed to:

                  1500 Forest Ave.
                  Suite 223
                  Richmond, VA 23229

         Notices to CSS shall be directed to:

                  1500 Forest Ave.
                  Suite 223
                  Richmond, VA 23229

       Section 13. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      Section 14. This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Fund without the written consent of CSS, or by CSS without the written consent of the Fund, authorized or approved by a resolution of its Board of Directors.

      Section 15. For purposes of this Agreement, the terms Oral Instructions and Written Instructions shall mean:

         Oral Instructions:             The term Oral Instruction shall mean an
authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in person or by telephone, telegram, telecopy, or other mechanical or documentary means lacking a signature, by a person or persons believed in good faith by CSS to be a person or persons authorized by a resolution of the Board of Directors of the Fund, to give Oral Instructions on behalf of the Fund.

         Written Instructions: The term Written Instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in original writing containing original signatures or a copy of such document transmitted by telecopy including transmission of such signature believed in good faith by CSS to be the signature of a person authorized by a resolution of the Board of Directors of the Fund to give Written Instructions on behalf of the Fund.

         The Fund shall file with CSS a certified copy of each resolution of its Board of Directors authorizing execution of Written Instructions or the transmittal of Oral Instructions as provided above.

      Section 16. This Agreement shall be governed by the laws of the State of Maryland.





















         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their duly authorized officers as of the day and year first above written.





                                            THE WORLD FUNDS, INC.


                                         By:
                                             John Pasco, III
                                             Chairman








                                        COMMONWEALTH SHAREHOLDER SERVICES, INC.

                                         By:
                                            John Pasco, III
                                            President

                                                   SCHEDULE A TO

                                         ADMINISTRATIVE SERVICES AGREEMENT

                                                  BY AND BETWEEN

                                             THE WORLD FUNDS, INC. AND

                                      COMMONWEALTH SHAREHOLDER SERVICES, INC.

                                                      FOR THE

                                               CSI FIXED INCOME FUND



         Pursuant to Section 9 of the Administrative Services Agreement, dated October 14, 1997, by and between The World Funds, Inc. (the "Fund"), and Commonwealth Shareholder Services, Inc. ("CSS"), the CSI Fixed Income Fund series of the Fund shall pay CSS a fee calculated and paid monthly as follows:


A. For the performance of Blue Sky matters, CSS shall be paid at the rate of $30 per hour of actual time used.

B. For shareholder servicing, CSS shall be paid at the rate of $30 per hour of actual time used.

C. For all other administration, CSS shall be paid a fee at the rate of 0.2% per annum of the average daily net assets on the first $50 million (with a minimum fee of $30,000), 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.1% per annum of the average daily net assets over $100 million.

D. In addition to the foregoing, the Fund shall reimburse CSS, from the assets of the Portfolio, for the Portfolio's proportionate share of general expenses incurred for the Fund and for all expenses incurred by the Portfolio individually. Such out-of-pocket expenses shall include, but not be limited to: documented fees and costs of obtaining advice of counsel or accountants in connection with its services to the Fund; postage; long distance telephone; special forms required by the Fund; any travel which may be required in the performance of its duties to the Fund; and any other extraordinary expenses it may incur in connection with its services to the Fund.

                                         FUND ACCOUNTING SERVICE AGREEMENT


         This agreement (the "Agreement") is entered into as of the 18th day of August, 1997 by and between The World Funds, Inc., (the "Fund"), an open-end diversified investment business corporation organized under the laws of Maryland and having its office at 1500 Forest Avenue, Suite 223, Richmond, Virginia, 23229, for the benefit of the Sand Hill Portfolio Manager Fund series (the "Series") and Star Bank, National Association, (the "Star Bank"), a national banking association having its principal office at 425 Walnut
Street, Cincinnati, Ohio, 45202.
        WHEREAS, the Fund desires to appoint Star Bank as an Accounting Services Agent to maintain and keep current the books, accounts, records, journals or other records of original entry relating to the business of the Series as set forth in this Agreement; and
        WHEREAS, the Fund will cause to be provided certain information to Star Bank as set forth below:
         NOW, THEREFORE, in consideration of the premises and mutual covenants hereafter contained, the parties hereto agree as follows:

Section 1.        DEFINITIONS
        For purposes of this Agreement, the terms Oral Instructions and Written Instructions shall mean:
(a) Oral Instructions: The term Oral Instructions shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to Star Bank in person or by telephone, telegram, telecopy or other mechanical or documentary means lacking an original signature, by a person or persons believed in good faith by Star Bank to be a person or persons authorized by a resolution of the Board of Directors of the Fund, to give Oral Instructions on behalf of the Fund.
(b) Written Instructions: The term Written Instructions shall mean an authorization, instruction, approval, item or set of data or information of any kind transmitted to Star Bank bearing an original signature of an authorized person, or a copy of such document transmitted by telecopy including transmission of such signature believed in good faith by Star Bank to be the signature of a person authorized by a resolution of the Board of Directors of the Fund to give Written Instructions of behalf of the Fund.
(c) The Fund shall file with Star Bank a certified copy of each resolution of its Board of Directors authorizing execution of Written Instructions or the transmittal of Oral Instructions as provided above.

Section 2.        SCOPE OF DUTIES OF STAR BANK
(a) Upon receipt of the necessary information from the Fund or its agents by Written or Oral Instructions, Star Bank shall maintain and keep current the following Accounts and Records relating to the business of the Series, in such form as may be mutually agreed to between the Fund and Star Bank, and as may be required by the Investment Company Act of 1940 (the "Act"):

         (1)      Cash Receipts Journal
         (2)      Cash Disbursements Journal
         (3)      Dividends Paid and Payable Schedule
         (4)      Purchase and Sales Journals - Portfolio Securities
         (5)      Subscription and Redemption Journals
         (6)      Security Ledgers - Transaction Report and Tax Lot Report
         (7)      Broker Ledger - Commission Report
         (8)      Daily Expense Accruals
         (9)      Daily Interest Accruals
         (10)     Daily Trial Balance
         (11)     Portfolio Interest Receivable and Income Journal
         (12) Listing of Portfolio Holdings showing cost, market value and percentage of portfolio comprised of each security.

(b) Star Bank shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund.

Section 3.         LIMITATION OF LIABILITY OF STAR BANK
(a) Unless necessary information to perform the above functions is furnished by Written or Oral Instructions to Star Bank in a timely manner to enable the daily calculation of the Fund's net asset value at the time set by the Fund pursuant to Rule 22c-1 under the Act, Star Bank shall incur no liability, and the Fund shall indemnify and hold harmless Star Bank from and against any liability arising from any failure to provide complete information or from any discrepancy between the information received by Star Bank and used in such calculations and any subsequent information received from the Fund or any of its designated Agents.
(b) Star Bank may rely upon the advice of the Fund, or of counsel for the Fund and upon statements of the Fund's independent accountants, brokers and other persons reasonably believed by it in good faith to be expert in the matters upon which they are consulted and for any actions reasonably taken in good faith reliance upon such statements and without negligence or willful misconduct, Star Bank shall not be liable to anyone.

Section 4.        REPORTS
(a) The Fund shall provide to Star Bank on a quarterly basis a report of a duly authorized officer of the Fund representing that all information furnished to Star Bank during the preceding quarter was true, complete and correct in all material respects. Star Bank shall not be responsible for the accuracy of any information furnished to it by the Fund or its authorized agents, and the Fund shall hold Star Bank harmless in regard to any liability incurred by reason of the inaccuracy of such information.
(b) Whenever, in the course of performing its duties under this Agreement, Star Bank determines, on the basis of information supplied to Star Bank by the Fund or its authorized agents, that a violation of applicable law has occurred or that, to its knowledge, a possible violation of applicable law may have occurred or, with the passage of time, would occur, Star Bank shall promptly notify the Fund and its counsel of such violation.

Section 5.        PRICING
(a) Star Bank shall perform ministerial calculations necessary to calculate the Fund's net asset value daily, in accordance with the Fund's current prospectus and utilizing the information described in this Section.
(b) Portfolio investments for which market value is to be determined by the use of an automated financial service (a "Pricing Service") approved by the Fund shall be valued based on the prices of the portfolio investment reported by such Pricing Service except where the Fund has given or caused to be given specific Written or Oral Instructions to utilize a different value. Notwithstanding any information obtained from a Pricing Service, all portfolio securities shall be given such values as the Fund shall direct by Written or Oral Instructions, including all restricted securities and other securities requiring valuation not readily ascertainable solely by the use of such a Pricing Service.
(c) Star Bank shall have no responsibility or liability for the accuracy of prices quoted by any recognized Pricing Service used by it pursuant to the preceding paragraph; for the accuracy of the information supplied by the Fund; or for any loss, liability, damage, or cost arising out of any inaccuracy of such data, unless Star Bank is itself negligent with respect thereto.

Section 6.        RELIANCE UPON INSTRUCTIONS
(a) For all purposes under this Agreement, Star Bank is authorized to act upon receipt of the first of any Written or Oral Instructions it receives from the Fund or authorized agents of the Fund. In cases where the first instruction is an Oral Instruction that is not in the form of a document or written record, a confirmatory Written Instruction or Oral Instruction in the form of a document or written record shall be delivered, and in cases where Star Bank receives an Instruction, whether Written or Oral, to enter a portfolio transaction on the records, the Fund shall cause the broker-dealer to send a written confirmation to Star Bank.
(b) Star Bank shall be entitled to rely on the first Instruction received by it, and for any act or omission undertaken in compliance therewith shall be free of liability and fully indemnified and held harmless by the Fund. If additional Instructions are received by the bank prior to complying with the original Instruction, the sole obligation of Star Bank with respect to any follow-up or confirmatory Written Instruction, Oral Instruction in documentary or written form, or broker-dealer written confirmation shall be to make reasonable efforts to detect any such discrepancy between the original Instruction and such confirmation and to report such discrepancy to the Fund. The Fund shall be responsible, at the Fund's expense, for taking any action, including any reprocessing, necessary to correct any discrepancy or error.

Section 7.        OWNERSHIP OF AND ACCESS TO FUND RECORDS
(a) It is agreed that the Accounts and Records maintained by Star Bank for the Fund are the property of the Fund, and shall be made available to the Fund promptly upon request and shall be maintained for the periods prescribed in Rule 31(a)-2 under the Act.

(b) Star Bank shall assist the Fund's independent auditors or, upon lawful demand, any authorized regulatory body, in any authorized inspection or review of the Fund's Accounts and Records.

Section 8.        PROCEDURES AND COMPLIANCE
     Star Bank and the Fund may from time to time adopt such procedures as they agree upon in writing, and Star Bank may conclusively assume that any procedure approved or directed by the Fund does not conflict with or violate any requirements of its Prospectus, Articles of Incorporation, By-Laws, or any rule or regulation of any regulatory body or governmental agency. The Fund shall be responsible for notifying Star Bank of any changes in regulations or rules which might necessitate changes in Star Bank's procedures, and for working out such changes with Star Bank.


Section 9.                 COMPENSATION
         In consideration of the services to be performed by Star Bank, the Fund agrees to pay Star Bank the fees and reimbursement of out-of-pocket expenses as set forth in the fee schedule attached hereto as Schedule A.

Section 10.       HOLIDAYS
       Nothing contained in this Agreement is intended to or shall require Star Bank, in any capacity hereunder, to perform any functions or duties on any holiday, day of special observance or any other day on which the Custodian or the New York Stock Exchange is closed. Functions or duties normally scheduled to be performed on such days shall be performed, and as of, the next succeeding business day on which both the New York Stock Exchange and the Custodian are open. Not withstanding the foregoing, Star Bank shall compute the net asset value of the Fund on each day required pursuant to Rule 22c-1 promulgated under the Act.

Section 11.       AGENTS
     Star Bank reserves the right to appoint, in its sole discretion, agents who may serve as accounting service agents, or perform any part of the duties and responsibilities of Star Bank under this Agreement, provided, that no appointment under this section shall become effective as to the Fund until approved by the Fund in writing.

Section 12.       TERMINATION
         Either Party hereto may give written notice to the other party (the "Termination Notice") of the termination of this Agreement. Such Termination Notice shall state a date upon which the termination is effective (the "Termination Date"), which shall be not less than sixty (60) days after the date of the giving of the notice unless otherwise agreed by the parties hereto in writing.

Section 13.       NOTICE
      Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first class mail, postage prepaid to the respective parties as follows:

         If to the Fund:
                  The World Funds, Inc.
                  1500 Forest Avenue, Suite 223
                  Richmond, VA 23229

         If to Star Bank:
                  Star Bank, N.A.
                  425 Walnut Street ML 6118
                  Cincinnati, OH 45202

Section 14.       AMENDMENTS TO BE IN WRITING
       This Agreement may be amended from time to time by a writing executed by the Fund and Star Bank. The compensation stated in Schedule A attached hereto may be adjusted from time to time by the execution of a new schedule signed by both of the parties.

Section 15.                 CONTROLLING LAW
     This Agreement shall be construed in accordance with the laws of the State of Ohio.

Section 16.       JURISDICTION
      Any legal action, suit or proceeding to be instituted by either party with respect to this Agreement shall be brought by such party exclusively in the courts of the State of Ohio or in courts of the United States for the Southern District of Ohio, and each party, by its execution of this Agreement, irrevocably (i) submits to such jurisdiction and (ii) consents to the service of any process or pleadings by first class U.S. mail, postage prepaid and return receipt requested, or by any other means from time to time authorized by the laws of such jurisdiction.

Section 17.       COUNTERPARTS
     This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

Section 18.                HEADINGS
         The headings of paragraphs in this Agreement are for convenience of reference only and shall not affect the meaning or construction of any provision of this Agreement.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective Officers, thereunto duly authorized as of the day and year first above written.



                                                     The World Funds, Inc.
ATTEST:
                                                By: ___________________________
__________________                                   John Pasco III

                                               Title:   Chairman



                                                     Star Bank, N.A.
ATTEST:
                                               By: ____________________________
_______________                                     Marsha A. Croxton

                                                Title:   Vice President

                                                    SCHEDULE A

1. Domestic and ADR Securities Annual Basic Fee per portfolio (1/12 payable monthly)

                  $12,000 Minimum up to $5 Million Average Net Assets $18,000 Minimum up to $10 Million Average Net Assets $24,000 Minimum up to $25 Million Average Net Assets .0002 on Next $75 Million of Average Net Assets

                  Should total assets exceed $100 Million/Fund the fee schedule will be renegotiated.

2. Should the Series security trading activity exceed an average of 100 trades per month per portfolio, and additional fee of $2.50 will be charged per trade.

                                         FUND ACCOUNTING SERVICE AGREEMENT


     This agreement (the "Agreement") is entered into as of the 14th day of October, 1997 by and between The World Funds, Inc., (the "Fund"), an open-end diversified investment business corporation organized under the laws of Maryland and having its office at 1500 Forest Avenue, Suite 223, Richmond, Virginia, 23229, on behalf of the CSI Equity Fund series and the CSI Fixed Income Fund series and any other series (the "Series") as may from time to time be created and designated by the Fund and which becomes subject to this Agreement by the mutual consent of the parties hereto, and Star Bank, National Association, (the "Star Bank"), a national banking association having its principal office at 425 Walnut Street, Cincinnati, Ohio, 45202. WHEREAS, the Fund desires to appoint Star Bank as an Accounting Services Agent to maintain and keep current the books, accounts, records, journals or other records of original entry relating to the business of the Series as set forth in this Agreement; and WHEREAS, the Fund will cause to be provided certain information to Star Bank as set forth below: NOW, THEREFORE, in consideration of the premises and mutual covenants hereafter contained, the parties hereto agree as follows:

     Section 1. DEFINITIONS For purposes of this Agreement, the terms Oral Instructions and Written Instructions shall mean:
     (a) Oral Instructions: The term Oral Instructions shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to Star Bank in person or by telephone, telegram, telecopy or other mechanical or documentary means lacking an original signature, by a person or persons reasonably believed in good faith by Star Bank to be a person or persons authorized by a resolution of the Board of Directors of the Fund, to give Oral Instructions on behalf of the Fund. (b) Written Instructions: The term Written Instructions shall mean an authorization, instruction, approval, item or set of data or information of any kind transmitted to Star Bank bearing an original signature of an authorized person, or a copy of such document transmitted by telecopy including transmission of such signature reasonably believed in good faith by Star Bank to be the signature of a person authorized by a resolution of the Board of Directors of the Fund to give Written Instructions of behalf of the Fund.

     (c) The Fund shall file with Star Bank a certified copy of each resolution of its Board of Directors authorizing execution of Written Instructions or the transmittal of Oral Instructions as provided above.

     Section 2. SCOPE OF DUTIES OF STAR BANK (a) Upon receipt of the necessary information from the Fund or its agents by Written or Oral Instructions, Star Bank shall maintain and keep current the following Accounts and Records relating to the business of the Series, in such form as may be mutually agreed to between the Fund and Star Bank, and as may be required by the Investment Company Act of 1940 (the "Act"):
         (1)      Cash Receipts Journal
         (2)      Cash Disbursements Journal
         (3)      Dividends Paid and Payable Schedule
         (4)      Purchase and Sales Journals - Portfolio Securities
         (5)      Subscription and Redemption Journals
         (6)      Security Ledgers - Transaction Report and Tax Lot Report
         (7)      Broker Ledger - Commission Report
         (8)      Daily Expense Accruals
         (9)      Daily Interest Accruals
         (10)     Daily Trial Balance
         (11)     Portfolio Interest Receivable and Income Journal
         (12) Listing of Portfolio Holdings showing cost, market value percentage of portfolio comprised of each security.

     (b) Star Bank shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund.

     Section 3. LIMITATION OF LIABILITY OF STAR BANK (a) Unless necessary information to perform the above functions is furnished by Written or Oral Instructions to Star Bank in a timely manner to enable the daily calculation of the Fund's net asset value at the time set by the Fund pursuant to Rule 22c-1 under the Act, Star Bank shall incur no liability, and the Fund shall indemnify and hold harmless Star Bank from and against any liability arising from any failure by the

     Fund to provide complete information or from any discrepancy between the information received by Star Bank from the Fund and used in such calculations and any subsequent information received by Star Bank from the Fund or any of its designated Agents. (b) Star Bank may rely upon the advice of the Fund, or of counsel for the Fund and upon statements of the Fund's independent accountants, brokers and other persons reasonably believed by it in good faith to be expert in the matters upon which they are consulted and for any actions reasonably taken in good faith reliance upon such statements and without negligence or willful misconduct, Star Bank shall not be liable to anyone.

     Section 4. REPORTS (a) The Fund shall provide to Star Bank on a quarterly basis a report of a duly authorized officer of the Fund representing that all information furnished to Star Bank during the preceding quarter was true, complete and correct in all material respects. Star Bank shall not be responsible for the accuracy of any information furnished to it by the Fund or its authorized agents, and the Fund shall hold Star Bank harmless in regard to any liability incurred by reason of the inaccuracy of such information.
     (b) Whenever, in the course of performing its duties under this Agreement, Star Bank determines, on the basis of information supplied to Star Bank by the Fund or its authorized agents, that a violation of applicable law has occurred or that, to its knowledge, a possible violation of applicable law may have occurred or, with the passage of time, would occur, Star Bank shall promptly notify the Fund and its counsel of such violation.

     Section 5. PRICING (a) Star Bank shall perform ministerial calculations necessary to calculate the Fund's net asset value daily, in accordance with the Fund's current prospectus and utilizing the information described in this Section.
     (b) Portfolio investments for which market value is to be determined by the use of an automated financial service (a "Pricing Service") approved by the Fund shall be valued based on the prices of the portfolio investment reported by such Pricing Service except where the Fund has given or caused to be given specific Written or Oral Instructions to utilize a different value. Notwithstanding any information obtained from a Pricing Service, all portfolio securities shall be given such values as the Fund shall direct by Written or Oral Instructions, including all restricted securities and other securities requiring valuation not readily ascertainable solely by the use of such a Pricing Service. (c) Star Bank shall have no responsibility or liability for the accuracy of prices quoted by any recognized Pricing Service used by it pursuant to the preceding paragraph; for the accuracy of the information supplied by the Fund; or for any loss, liability, damage, or cost arising out of any inaccuracy of such data, unless Star Bank is itself negligent with respect thereto.

     Section 6. RELIANCE UPON INSTRUCTIONS (a) For all purposes under this Agreement, Star Bank is authorized to act upon receipt of the first of any Written or Oral Instructions it receives from the Fund or authorized agents of the Fund. In cases where the first instruction is an Oral Instruction that is not in the form of a document or written record, a confirmatory Written Instruction or Oral Instruction in the form of a document or written record shall be delivered, and in cases where Star Bank receives an Instruction, whether Written or Oral, to enter a portfolio transaction on the records, the Fund shall cause the broker- dealer to send a written confirmation to Star Bank.
     (b) Star Bank shall be entitled to rely on the first Instruction received by it, and for any act or omission undertaken in compliance therewith shall be free of liability and fully indemnified and held harmless by the Fund unless such act or omission was negligent. If additional Instructions are received by the bank prior to complying with the original Instruction, the sole obligation of Star Bank with respect to any follow-up or confirmatory Written Instruction, Oral Instruction in documentary or written form, or broker-dealer written confirmation shall be to make reasonable efforts to detect any such discrepancy between the original Instruction and such confirmation and to report such discrepancy to the Fund. The Fund shall be responsible, at the Fund's expense, for taking any action, including any reprocessing, necessary to correct any discrepancy or error.

     Section 7. OWNERSHIP OF AND ACCESS TO FUND RECORDS (a) It is agreed that the Accounts and Records maintained by Star Bank for the Fund are the property of the Fund, and shall be made available to the Fund promptly upon request and shall be maintained for the periods prescribed in Rule 31(a)-2 under the Act.

     (b) Star Bank shall assist the Fund's independent auditors or, upon lawful demand, any authorized regulatory body, in any authorized inspection or review of the Fund's Accounts and Records.

     Section 8. PROCEDURES AND COMPLIANCE Star Bank and the Fund may from time to time adopt such procedures as they agree upon in writing, and Star Bank may conclusively assume that any procedure approved or directed by the Fund does not conflict with or violate any requirements of its Prospectus, Articles of Incorporation, By-Laws, or any rule or regulation of any regulatory body or governmental agency. The Fund shall be responsible for notifying Star Bank of any changes in regulations or rules which might necessitate changes in Star Bank's procedures, and for working out such changes with Star Bank.

     Section 9. COMPENSATION In consideration of the services to be performed by Star Bank, the Fund agrees to pay Star Bank the fees and reimbursement of out-of-pocket expenses as set forth in the fee schedule attached hereto as Schedule A.

     Section 10. HOLIDAYS Nothing contained in this Agreement is intended to or shall require Star Bank, in any capacity hereunder, to perform any functions or duties on any holiday, day of special observance or any other day on which Star Bank or the New York Stock Exchange is closed. Functions or duties normally scheduled to be performed on such days shall be performed, and as of, the next succeeding business day on which both the New York Stock Exchange and the Custodian are open. Not withstanding the foregoing, Star Bank shall compute the net asset value of the Fund on each day required pursuant to Rule 22c-1 promulgated under the Act.

     Section 11. AGENTS Star Bank reserves the right to appoint, in its sole discretion, agents who may serve as accounting service agents, or perform any part of the duties and responsibilities of Star

     Bank under this Agreement, provided, that no appointment under this section shall become effective as to the Fund until approved by the Fund in writing.

     Section 12. TERMINATION Either Party hereto may give written notice to the other party (the "Termination Notice") of the termination of this Agreement. Such Termination Notice shall state a date upon which the termination is effective (the "Termination Date"), which shall be not less than sixty (60) days after the date of the giving of the notice unless otherwise agreed by the parties hereto in writing.

     Section 13. NOTICE Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first class mail, postage prepaid to the respective parties as follows:

         If to the Fund:
                  The World Funds, Inc.
                  1500 Forest Avenue, Suite 223
                  Richmond, VA 23229

         If to Star Bank:
                  Star Bank, N.A.
                  425 Walnut Street ML 6118
                  Cincinnati, OH 45202

     Section 14. AMENDMENTS TO BE IN WRITING This Agreement may be amended from time to time by a writing executed by the Fund and Star Bank. The compensation stated in Schedule A attached hereto may be adjusted from time to time by the execution of a new schedule signed by both of the parties.

     Section 15. CONTROLLING LAW This Agreement shall be construed in accordance with the laws of the State of Ohio.

     Section 16. JURISDICTION Any legal action, suit or proceeding to be instituted by either party with respect to this Agreement shall be brought by such party exclusively in the courts of the State of Ohio or in courts of the United States for the Southern District of Ohio, and each party, by its execution of this Agreement, irrevocably (i) submits to such jurisdiction and (ii) consents to the service of any process or pleadings by first class U.S. mail, postage prepaid and return receipt requested, or by any other means from time to time authorized by the laws of such jurisdiction.

     Section 17. COUNTERPARTS This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

     Section 18. HEADINGS The headings of paragraphs in this Agreement are for convenience of reference only and shall not affect the meaning or construction of any provision of this Agreement.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective Officers, thereunto duly authorized as of the day and year first above written.



                                                     The World Funds, Inc.
ATTEST:
                                                By: ___________________________
____________________                                 John Pasco III

                                                 Title:   Chairman



                                                 Star Bank, N.A.
ATTEST:
                                               By: ____________________________
____________________                                Marsha A. Croxton

                                              Title:   Vice President

                                                    SCHEDULE A

1. Domestic and ADR Securities Annual Basic Fee per portfolio (1/12 payable monthly)

                  $12,000 Minimum up to $5 Million Average Daily Net Assets $18,000 Minimum up to $10 Million Average Daily Net Assets $24,000 Minimum up to $25 Million Average Daily Net Assets .0002 on Next $75 Million of Average Daily Net Assets

           Should total assets exceed $100 Million/Fund the fee schedule will be renegotiated.

2. Should the Series security trading activity exceed an average of 100 trades per month per portfolio, and additional fee of $2.50 will be charged per trade.

                                              FUND EXPENSE AGREEMENT


         Agreement dated August 19, 1997.

       WHEREAS, The World Funds, Inc. (the "Fund") is a registered investment company which is obligated to pay from its assets the just and proper debts of the Fund, and

       WHEREAS, Commonwealth Shareholder Services, Inc. ("CSS") serves as Administrator for the Fund, and

       WHEREAS, as Administrator for the Fund, CSS is charged with arranging for the payment by the Fund of the Fund's just and proper debts, and

       WHEREAS, the Fund and CSS wish to provide for the efficient and economical payment of the debts of the Fund, and

       WHEREAS, the Fund and CSS wish to revise the procedures for the lawful and efficient payment of the Fund's debts,

     NOW THEREFORE, in furtherance of the Administrative Agreements currently in effect between the Fund and CSS, the Fund and CSS, for good and valid consideration, and intending to be legally bound, have entered into this Agreement (the "Agreement") that:

1. CSS shall arrange for the payment on behalf of the Fund of the debts of the Fund. In connection therewith:

     1.1 CSS may require and direct the Fund or any duly authorized custodian of, or agent acting for, the Fund to deliver a check or draft payable by or from the assets of the Fund, or otherwise transfer monies, to make payment of any debt of the Fund.

     1.2 CSS may elect to advance monies for the purpose of making any payment of a debt of the Fund, subject to the right of CSS promptly to be made whole for such advance.

     1.3 Any payment made by or at the instance of CSS under this paragraph shall only be effected as and when the payment of the debt in question has been authorized by, and duly approved in accordance with, procedures set and approved by the Board of Directors of the Fund.

     1.4 Subject to written modification by agreement of the Fund and CSS, CSS shall arrange for payment of the debts of


                                                        -2-


     the Fund twice each calendar month, or more frequently as the Fund's payment needs may dictate.

     1.5 CSS shall deliver to the Fund's custodian a schedule of such payments by CSS of debts of the Fund (a "Certification"), indicating whether such payment has been made from assets of the Fund, or from amounts advanced by CSS. Each Certification shall set forth a written breakdown of the expense category of each item for which payment has been made, and for which reimbursement is requested by such certification, indicating the form of payment thereof.

     2. Upon receipt of a Certification from CSS, the Fund shall promptly reimburse CSS for amounts advanced by CSS for the payment of the just debts of the Fund. Such reimbursement shall be made by a wire or comparable transfer of monies from the Fund to CSS, such transfer in good funds to be effective five business days following the payment of the expenses for such Certification.

     IN WITNESS WHEREOF, the undersigned, each being duly authorized, has executed this Agreement on the date first set forth above:





                                            THE WORLD FUNDS, INC.


                                    By:      __________________________________
                                             John Pasco, III
                                             Chairman





                                     COMMONWEALTH SHAREHOLDER SERVICES, INC.


                                    By:      ___________________________________
                                              John Pasco, III
                                              President

                         THE WORLD FUNDS, INC. - INDIVIDUAL RETIREMENT ACCOUNTS


                                                 SERVICE AGREEMENT



     This Agreement is made as of the 1st day of January, 1997, between Star Bank N.A. ("Star Bank"), a national bank incorporated under Ohio law having a place of business at 425 Walnut Street, Cincinnati, Ohio 45202; The World Funds, Inc. (the "World Funds"), a Maryland corporation having its principal place of business at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229; and Fund Services, Inc. ("FSI"), a Virginia corporation having its principal place of business at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229.

          WHEREAS, World Funds desires to retain Star Bank as custodian under World Funds's model Individual Retirement Account ("IRA") plan for exclusive investment in shares of certain World Funds-sponsored mutual funds (the "IRA Plan"); and

          WHEREAS, FSI is the transfer agent for the Sand Hill Portfolio Manager Fund series and the Vontobel U. S. Value Fund series,
          hereinafter   referred  to  as  the  "Funds",  and  any  future  funds
          established as a series of World Funds; and

          WHEREAS, Star Bank wishes to retain FSI to provide administrative and recordkeeping services for the IRA Accounts (as hereafter defined); and

          WHEREAS, FSI, as the World Funds' transfer agent, has agreed that
          it  can,  and  will,   furnish  the   necessary   administrative   and
          recordkeeping services applicable to the IRA Accounts on behalf of Star Bank;

NOW, THEREFORE, in consideration of the respective undertakings and consents set forth herein, and intending to be legally bound, the parties do hereby agree as follows:

     1. Star Bank will act as custodian under the terms of the Individual Retirement Account Custodial Account Agreement, a copy of which is attached hereto, as said agreement may from time to time hereafter be amended with Star Bank's prior written consent (the "Custodial Account Agreement") for World Funds' IRA accounts which are invested exclusively in shares of the Funds and for which Star Bank is appointed the custodian by the Depositor (as defined in the Custodian Account Agreement, which term shall accordingly mean the individual depositor identified in an IRA application) (the aforesaid accounts being hereinafter referred to as the "IRA Accounts") and as otherwise provided under such agreement. Under no circumstances shall Star Bank be required to provide any other services to the IRA Accounts. Star Bank shall act as such custodian under the terms of and with the benefit of this Service Agreement.

     2.  Star  Bank  hereby  designates  FSI as its  agent  to  service  the IRA
Accounts. FSI agrees to perform the services set forth in this Service Agreement, including in Schedule A attached hereto, on behalf of Star Bank.

     3. FSI is responsible for all recordkeeping with respect to the IRA Plan and IRA Accounts, including existing and new IRA Accounts, all payment and withdrawal activity, dividend processing, data changes and file maintenance and the preparation, reporting and filing on behalf of, and with the consent and review by, Star Bank of all informational tax returns and reports and all other filing and reporting requirements imposed on a custodian pursuant to tax, securities, labor, banking or any other applicable laws or regulations.

     Without limiting the generality of the preceding paragraph, FSI is responsible for the preparation and filing of all special tax reports relating to IRA plans and accounts, for delivering to Depositors information as to the withholding options available to holders of IRA accounts and for withholding and paying over to appropriate tax authorities any amounts to be withheld in respect of any IRA Accounts.

     Prior to filing or delivering any of the aforesaid documents to any Depositors or to tax, securities, labor, banking or other applicable regulatory authorities, FSI shall provide drafts of such documents to Star Bank for its examination, it being understood that this requirement shall not, however, in any way reduce FSI's responsibility for the accuracy and completeness of such documents and their compliance with all applicable laws and regulations relating thereto.

     Upon request of Star Bank, FSI shall confirm in writing to Star Bank, from time to time, performance by FSI of its aforesaid responsibilities, including compliance with all such filing and reporting requirements, and FSI shall make such records available to Star Bank from time to time as Star Bank shall request, in order to allow Star Bank to satisfy itself as to such performance and compliance as well as compliance with sound auditing practices. FSI also agrees to provide at its expense to Star Bank not less frequently than annually an audit of compliance of the IRA Plan and IRA Accounts with all recordkeeping, reporting and filing requirements imposed by applicable laws or regulations, such audit to be performed by an accounting firm satisfactory to Star Bank.

     FSI represents that it has received assurances from previous custodians of the IRA Accounts (together World Funds's former IRA custodians), that all reports and filings required by applicable law or regulation or by agreement with Depositors have been made in a timely fashion as of the effective date of this Agreement and as of the date of actual execution hereof.

     4. World Funds is responsible for preparing and maintaining up to date, including in connection with any changes in applicable law or regulation, the Individual Retirement Account Disclosure Statement and the Custodial Account Agreement and any other documentation pursuant to which the IRA Plan or the IRA Accounts have been or shall be established, as well as all prospectuses, statements of additional information, registration statements and other materials provided to shareholders of the Funds generally, including to the Depositors. World Funds is responsible for distribution to the Depositors of prospectuses, statements of additional information, registration statements and other materials to be provided to shareholders of the Funds generally, including to new or existing Depositors.

     World Funds shall promptly notify Star Bank and FSI in writing of any amendments and/or modifications to the IRA Plan documents and promptly provide both Star Bank and FSI with copies of the same. World Funds shall also promptly deliver to Star Bank and FSI copies of any and all annual or semiannual reports for the Funds or other communications or documents generally distributed to shareholders of the Funds, as well as copies of all prospectuses, statements of additional information, registration statements and amendments thereto relating to the Funds.

     5. FSI agrees to fully indemnify, protect and hold harmless Star Bank from and against any and all losses, damages, costs, expenses, claims, liabilities and responsibilities of whatever kind and nature, including reasonable attorney's fees and costs, which Star Bank may suffer or incur arising from FSI's failure to perform its duties under this Agreement or FSI's failure to perform its duties under any other agreement or document relating to the IRA Plan or the IRA Accounts (collectively referred to as "FSI-Caused Losses"), including FSI-Caused Losses which Star Bank may suffer or incur arising from Star Bank's performance hereunder as custodian of the IRA Accounts (except in respect of Star Bank's negligence or willful default), such as but not limited to responsibilities imposed by law on Star Bank as custodian or liabilities incurred in respect of the inaccuracy or incompleteness of, or the misstatement of material fact or failure to state a material fact in, or noncompliance with applicable law or regulation of, any IRA Plan documents, IRA Account documents or tax or informational returns, or other documents delivered or required to be delivered to Depositors.

     FSI hereby agrees to fully indemnify, protect and hold harmless World Funds from and against any and all losses, damages, costs, expenses, claims, liabilities and responsibilities of whatever kind and nature, including reasonable attorney's fees and costs, which World Funds may suffer or incur arising from the failure of FSI to properly perform its duties under the Agreement.

     FSI hereby represents and warrants that as of the effective date of this Agreement and as of the date of execution hereof, it has no knowledge, direct or indirect, of any outstanding claims or liabilities relating to prior acts or omissions of any prior custodian of the IRA Plans and any IRA Account or of any prior acts or omissions of FSI or World Funds for which Star Bank might as custodian be asserted to be responsible or liable.

     Without limiting the foregoing in any way, FSI agrees that it shall maintain in effect errors and omissions insurance in the amount of One Million ($1,000,000) Dollars during the term of this Agreement and any renewals hereof. FSI shall at least annually provide Star Bank with written proof that such insurance is in effect.

     6. World Funds agrees to fully indemnify, protect and hold harmless Star Bank and FSI from and against any and all losses, damages, costs, expenses, claims, liabilities and responsibilities of whatever kind and nature, including reasonable attorney's fees and costs, which Star Bank or FSI may suffer or incur arising from World Funds' failure to perform its duties under this Agreement or World Funds' failure to perform its duties under any other agreement or document relating to the IRA Plan or the IRA Accounts (collectively referred to as "World Funds-Caused Losses"), such obligations to indemnify shall include World Funds-Caused Losses which Star Bank may suffer or incur arising from Star Bank's performance hereunder or under the Custodial Account Agreement or its status as custodian of the IRA Accounts (except in respect of Star Bank's negligence or willful default), such as but not limited to responsibilities imposed by law on Star Bank as custodian or liabilities incurred in respect of the inaccuracy or incompleteness of, or the misstatement of material fact or failure to state a material fact in, or noncompliance with applicable law or regulation of, any IRA Plan documents, IRA Account documents or tax or informational returns, or World Funds or Fund prospectuses, statements of additional information, registration statements or other documents delivered or required to be delivered to Depositors.

     World Funds hereby represents and warrants that as of the effective date of this Agreement and as of the date of execution hereof, it has no knowledge, direct or indirect, of any outstanding claims or liabilities relating to prior acts or omissions of any prior custodian of the IRA Plans and any IRA Account or of any prior acts or omissions of FSI or World Funds for which Star Bank might as custodian be asserted to be responsible or liable.

     7. Within one month of the date of this Agreement, FSI shall deliver to Star Bank a copy of its disaster recovery plan and FSI shall promptly deliver to Star Bank, from time to time, copies of any amendments and/or modifications to the disaster recovery plan.

     8. FSI shall promptly deliver to Star Bank copies of all written correspondence received by FSI from the U.S. Securities and Exchange Commission, the Internal Revenue Service or any other governmental agencies regarding any act, transaction, duty or failure to perform any act or duty which is the subject matter of or is related to the IRA Accounts, this Agreement or the performance thereof.

     9. FSI shall promptly deliver to Star Bank copies of any letters or correspondence concerning FSI's performance or responsibilities under this Agreement received by FSI from its independent accountants who audit or review FSI's books and records or from any Depositor.

     10. As compensation for its custodial services for the IRA Accounts, Star Bank will receive from each Depositor an annual maintenance fee of $20.00 per fund account, per year. This fee will remain in effect for a three (3) year period and thereafter may be increased upon thirty days' notice from Star Bank to World Funds.

     11. For its services to Star Bank under this Agreement, FSI shall be entitled to retain from the aforesaid annual maintenance fee $10.00 per fund account, per year. Reimbursements for forms, postage and other out-of-pocket expenses incurred by FSI in executing its responsibilities under this Agreement will be billable to the respective Fund as an expense incurred on behalf of Star Bank chargeable to the Fund.

     12. FSI agrees to collect the published annual maintenance fees from the Depositors (pursuant to Paragraph 10 above) and to remit to Star Bank the net amount due Star Bank (after deduction of the fee due FSI pursuant to Paragraph
11) within ten (10) business days after the end of each month in which such fees are collected. The annual maintenance fees will ordinarily be collected during the month of September and remitted to Star Bank in October. Fees from a complete distribution, exchange or roll- over/transfer, or similar transaction, will be collected as part of the transaction processing and remitted within ten
(10) business days after the end of the month in which the transaction occurred.

     13. This Agreement may be terminated by any party, without prejudice to any obligations or liabilities of a party which have arisen prior to or relate to a period prior to termination, upon thirty days' prior written notice to the other parties, provided that if termination is by FSI or World Funds and Star Bank so advises them within said thirty- day period, termination of this Agreement shall not become effective until, and shall occur simultaneously with, termination of Star Bank's position as custodian for the IRA Accounts provided that Star Bank shall promptly notify the Depositors of its determination to cease acting as custodian.

     This Agreement may not be amended except by written agreement executed by all of the parties hereto. No provision of this Agreement shall be deemed waived unless said waiver is evidenced by a writing executed by the party to be bound.

     14. The books, records, information and operations of FSI under this Agreement shall be subject to inspection or audit by Star Bank, its independent auditors, its agents and appropriate supervisory authorities, including the National Association of Securities Dealers and the Securities and Exchange Commission.

     15. As of the end of each calendar month, FSI will promptly supply a report to Star Bank as to the account number, short name, tax ID number, blue sky state, number of shares held on a Fund-by-Fund basis, and value of each IRA Account open as of the end of the month and each IRA Account closed during the month, as well as the total activity for the month.

     In addition, as of June 30th and December 31st, FSI will promptly supply a similar report for the six months ended that date, provided that the six-month report shall include the full name and address of each IRA Account.

     16. This Agreement shall be governed by and construed in accordance with the law of the State of Ohio, without giving effect to conflicts of laws principles.

     17. All notices, requests, consents and other communications pursuant to this Agreement shall be in writing and shall be deemed to have been given when sent by first class mail, or by personal delivery.

         (a)       Notices to World Funds shall be directed to:

                           World Funds, Inc.
                           1500  Forest  Avenue
                           Suite 223
                           Richmond,  VA  23229
                           Attention:  John Pasco, III, Chairman

         (b)       Notices to FSI shall be directed to:

                           Fund Services, Inc.
                           1500  Forest  Avenue
                           Suite 111
                           Richmond,  VA  23229
                           Attention:  William R. Carmichael, President

         (c)       Notices to Star Bank shall be directed to:

                           Star Bank N.A.
                           425 Walnut Street
                           Cincinnati,  Ohio  45202
                          Attention: Marsha A. Croxton


     IN WITNESS WHEREOF, the undersigned have caused this Agreement to be duly executed and delivered by their proper officers as of the day and year first above written.


ATTEST:                                     THE WORLD FUNDS, INC.


_____________________________           ________________________________________
                                            John Pasco, III
                                            Chairman




ATTEST:                                     FUND SERVICES, INC.


_____________________________           ________________________________________
                                            William R. Carmichael
                                            President




ATTEST:                                     STAR BANK N.A.


_____________________________           ________________________________________
                                            Name:
                                            Title:

                                                    SCHEDULE A


                                SERVICES TO BE PERFORMED BY FUND SERVICES, INC.
                                        FOR RETIREMENT PLAN ACCOUNTS OF
                                               WORLD FUNDS, INC.


Account Processing:

         Opening new accounts
         Processing all payments, including transfers and rollovers
         Issuing and canceling certificates
         Processing partial and complete redemptions and systematic withdrawal plans
         Regular and legal transfers of accounts
         Mailing up to four reports; prospectus and proxy annually
         Processing dividends and capital gain distributions annually, if any.
          This includes mailing of cash dividends and/or preparing statements to Depositors for reinvested distributions
         TEFRA withholdings, as applicable
         Blue Sky Reports.  This includes shares sold to Depositors in various states
         Establish and maintain dealer file
         Wire order services
                  Create purchase or redemption trade confirmations
                  Provide reports on status of trades
                  Cashier payments received
                  Post trades to Depositor accounts to include any dividends due Sell shares to collect unpaid IRA maintenance fees
         Advise Depositors of withdrawal requirements necessary to avoid tax penalties


Account Maintenance/Tax Reporting

1. Maintaining Depositor records of certificate and whole and fractional unissued ("Book") shares.
2.       Changing Depositors' addresses.
3.       Daily or periodic reports on numbers of shares, accounts, etc.
4.       Addressing and tabulating annual proxy cards.
5.       Supplying an annual stockholder list.
6.       Preparation and reporting of  federal tax information (1099 DIV, 1099R,

          W-2P, 5498, and 1042S as appropriate) to Depositors and IRS.
7.       Issuance of year end annual valuation confirmations for IRA accounts.
8. Replying to Depositor correspondence other than that for Fund-related inquiries.


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